UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- RealEstateRealReturn Strategy Portfolio

- Short-Term Portfolio

- Small Cap StocksPLUS® TR Portfolio

- StocksPLUS® Growth and Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

September 30, 2007 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.9%
CommodityRealReturn Strategy Fund®	3,798,959	$57,858
Convertible Fund	3,085,727	44,558
Developing Local Markets Fund	16,135,264	183,619
Diversified Income Fund	4,516,732	49,187
Emerging Local Bond Fund	17,346,782	183,355
Emerging Markets Bond Fund	1,051,306	11,585
Floating Income Fund	28,261,980	290,251
Foreign Bond Fund (Unhedged)	88,499	930
Fundamental IndexPLUSTM Fund	3,163,516	36,539
Fundamental IndexPLUSTM TR Fund	3,176,199	35,192
GNMA Fund	798,484	8,823
High Yield Fund	4,931,392	47,785
Income Fund	889,096	8,847
International StocksPLUS® TR Strategy Fund (Unhedged)	572,538	6,195
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,099,459	38,619
Long-Term U.S. Government Fund	2,274,308	24,062
Low Duration Fund	542,011	5,442
Mortgage-Backed Securities Fund	1,567,853	16,745
Real Return Asset Fund	12,164,120	137,090
Real Return Fund	5,231,099	56,967
RealEstateRealReturn Strategy Fund	302,191	2,016
Short-Term Fund	369,304	3,667
Small Cap StocksPLUS® TR Strategy Fund	174,374	1,866
StocksPLUS® Fund	253,543	2,979
StocksPLUS® Total Return Fund	910,224	11,478
Total Return Fund	394,677	4,140

Total PIMCO Funds (Cost $1,230,240)		1,269,795

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%
Repurchase Agreements 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$939	939
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $960. Repurchase proceeds are $939.)

Total Short-Term Instruments (Cost $939)		939

Total Investments 100.0% (Cost $1,231,179)		$1,270,734
Other Assets and Liabilities (Net) 0.0%		510

Net Assets 100.0%		$1,271,244

Notes to Schedule of Investments

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		$1,200	$1,200

Total Bank Loan Obligations (Cost $1,140)			1,200

CORPORATE BONDS & NOTES 8.3%
Banking & Finance 6.7%
American Express Bank FSB
6.000% due 09/13/2017		600	598
American Express Centurion Bank
6.000% due 09/13/2017		500	499
American Express Credit Corp.
5.780% due 03/02/2009		800	798
Atlantic & Western Re Ltd.
11.610% due 01/09/2009		300	303
Bank of America Corp.
5.670% due 02/17/2009		900	901
Barclays Bank PLC
5.450% due 09/12/2012		1,400	1,410
7.434% due 09/29/2049		200	213
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		600	626
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	96
CIT Group, Inc.
5.510% due 01/30/2009		900	868
Citigroup Funding, Inc.
5.136% due 04/23/2009		1,000	999
Citigroup, Inc.
5.228% due 12/28/2009		800	797
Credit Agricole S.A.
5.505% due 05/28/2009		1,100	1,101
General Electric Capital Corp.
5.744% due 12/12/2008		100	100
Goldman Sachs Group, Inc.
5.250% due 12/23/2008		900	897
5.300% due 12/22/2008		1,000	997
6.750% due 10/01/2037 (a)		200	202
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027		100	103
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (i)		1,000	1,000
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		500	517
Morgan Stanley
5.470% due 02/09/2009		900	895
Mystic Re Ltd.
15.541% due 06/07/2011		500	520
Rabobank Nederland
5.380% due 01/15/2009		100	100
Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010		500	512
Rockies Express Pipeline LLC
6.448% due 08/20/2009		1,200	1,200
Spinnaker Capital Ltd.
17.194% due 06/15/2008		300	315
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		200	200
Wachovia Bank N.A.
5.691% due 12/02/2010		400	398

			17,165

Industrials 0.8%
Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	307
Kraft Foods, Inc.
6.000% due 02/11/2013		250	258
Mandalay Resort Group
6.500% due 07/31/2009		1,000	1,010
Weyerhaeuser Co.
6.210% due 09/24/2009		600	601

			2,176

Utilities 0.8%
AT&T, Inc.
5.460% due 02/05/2010		900	897
BellSouth Corp.
4.240% due 04/26/2021		1,100	1,094

			1,991

Total Corporate Bonds & Notes (Cost $21,244)			21,332

CONVERTIBLE BONDS & NOTES 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037		1,200	1,232

Total Convertible Bonds & Notes (Cost $1,209)			1,232

MUNICIPAL BONDS & NOTES 0.1%
West Virginia State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	98

Total Municipal Bonds & Notes (Cost $94)			98

COMMODITY INDEX-LINKED NOTES 22.8%
Bank of America N.A.
5.040% due 10/22/2007		3,000	4,224
Calyon Financial, Inc.
0.000% due 08/16/2008		3,000	3,369
Commonwealth Bank of Australia
0.000% due 09/30/2008		3,000	3,919
Credit Suisse First Boston
5.255% due 01/14/2008 (i)		5,300	7,444
Eksportfinans ASA
5.356% due 06/18/2008		3,500	3,791
Landesbank Baden-Wurttemberg
0.000% due 10/25/2007		3,000	4,126
Merrill Lynch & Co., Inc.
5.360% due 03/24/2008		2,000	2,446
Morgan Stanley
0.000% due 02/06/2008 (i)		13,000	17,252
Natixis Financial Products, Inc.
5.160% due 05/09/2008		4,000	4,499
Svensk ExportKredit AB
5.140% due 05/19/2008		2,000	2,168
UBS AG
5.510% due 03/12/2008		4,000	5,093

Total Commodity Index-Linked Notes (Cost $45,800)			58,331

U.S. GOVERNMENT AGENCIES 36.5%
Fannie Mae
4.187% due 11/01/2034		241	242
4.673% due 05/25/2035		300	298
5.000% due 01/01/2037 - 04/01/2037		1,800	1,717
5.481% due 05/25/2042		24	24
5.500% due 09/01/2035 - 10/01/2037		60,545	59,313
5.950% due 02/25/2044		125	126
6.000% due 07/01/2022 - 10/01/2037		6,346	6,399
6.206% due 10/01/2044		32	33
6.208% due 03/01/2044		498	501
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023		106	105
4.500% due 05/15/2017 - 08/01/2022		1,464	1,412
4.547% due 01/01/2034		45	45
5.000% due 02/15/2020 - 09/01/2037		4,481	4,308
5.391% due 08/25/2031		5	5
5.500% due 05/15/2016		1,169	1,179
5.902% due 07/15/2019 - 10/15/2020		4,375	4,362
5.982% due 02/15/2019		3,880	3,870
6.000% due 09/01/2037		3,000	3,004
6.205% due 02/25/2045		272	274
Ginnie Mae
5.500% due 07/15/2037 - 09/15/2037		1,200	1,183
6.500% due 02/15/2031 - 08/15/2037		4,900	5,011

Total U.S. Government Agencies (Cost $92,977)			93,411

U.S. TREASURY OBLIGATIONS 95.6%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		19,544	18,901
1.625% due 01/15/2015		545	521
1.875% due 07/15/2013		4,644	4,571
1.875% due 07/15/2015		11,550	11,248
2.000% due 04/15/2012		6,663	6,617
2.000% due 01/15/2014		9,907	9,768
2.000% due 07/15/2014		11,587	11,434
2.000% due 01/15/2016		22,953	22,443
2.000% due 01/15/2026		18,864	18,021
2.375% due 04/15/2011		18,444	18,569
2.375% due 01/15/2017		14,853	14,964
2.375% due 01/15/2025		27,576	27,828
2.375% due 01/15/2027		15,678	15,874
3.000% due 07/15/2012		12,726	13,249
3.625% due 04/15/2028		12,732	15,513
3.875% due 01/15/2009		13,444	13,724
3.875% due 04/15/2029		6,579	8,357
4.250% due 01/15/2010		12,363	12,951

Total U.S. Treasury Obligations (Cost $243,919)			244,553

MORTGAGE-BACKED SECURITIES 4.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		819	806
4.550% due 08/25/2035		457	456
4.879% due 01/25/2035		1,786	1,767
Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037		722	720
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036		989	985
5.700% due 01/25/2037		1,082	1,075
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		240	234
4.700% due 12/25/2035		408	401
4.748% due 08/25/2035		243	241
Countrywide Home Loan Mortgage Pass-Through Trust
3.775% due 11/19/2033		34	33
First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034		49	48
Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047		816	797
5.401% due 11/25/2045		32	31
Harborview Mortgage Loan Trust
5.742% due 03/19/2037		134	132
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		100	98
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		1,010	986
Residential Accredit Loans, Inc.
6.343% due 09/25/2045		399	395
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		72	73
6.383% due 01/25/2035		39	39
Structured Asset Mortgage Investments, Inc.
5.832% due 10/19/2034		54	54
Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020		1,074	1,073

Total Mortgage-Backed Securities (Cost $10,425)			10,444

ASSET-BACKED SECURITIES 2.9%
Argent Securities, Inc.
5.201% due 04/25/2036		25	25
5.211% due 03/25/2036		27	27
Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034		8	8
Carrington Mortgage Loan Trust
5.825% due 10/25/2035		533	525
Citigroup Mortgage Loan Trust, Inc.
5.191% due 01/25/2037		548	545
5.211% due 12/25/2035		38	37
Countrywide Asset-Backed Certificates
5.201% due 07/25/2036		19	19
5.201% due 09/25/2036		15	15
5.261% due 07/25/2036		11	11
First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038		702	698
5.221% due 01/25/2036		86	86
GSAMP Trust
5.201% due 12/25/2036		633	626
Home Equity Asset Trust
5.211% due 05/25/2036		33	33
HSI Asset Securitization Corp. Trust
5.211% due 12/25/2035		32	31
Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036		56	56
5.231% due 03/25/2036		2	2
Lehman XS Trust
5.211% due 04/25/2046		98	97
5.211% due 07/25/2046		72	71
Long Beach Mortgage Loan Trust
5.211% due 02/25/2036		7	7
Merrill Lynch Mortgage Investors, Inc.
5.211% due 01/25/2037		4	4
Morgan Stanley ABS Capital I
5.181% due 11/25/2036		1,176	1,168
Nelnet Student Loan Trust
5.450% due 07/25/2016		41	41
Nomura Asset Acceptance Corp.
5.271% due 01/25/2036		19	18
Option One Mortgage Loan Trust
5.181% due 01/25/2037		573	570
Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035		9	9
SLM Student Loan Trust
5.352% due 07/25/2013		1,200	1,200
Specialty Underwriting & Residential Finance
5.191% due 01/25/2038		806	801
Structured Asset Securities Corp.
5.261% due 12/25/2035		47	47
Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		646	640

Total Asset-Backed Securities (Cost $7,466)			7,417

FOREIGN CURRENCY-DENOMINATED ISSUES 4.3%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	2,037
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	240,240	2,030
1.100% due 12/10/2016		119,520	1,029
1.200% due 06/10/2017		522,080	4,512
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)	EUR	100	147
Svenska Handelsbanken AB
4.910% due 03/16/2015		100	141
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,074

Total Foreign Currency-Denominated Issues (Cost $10,752)			10,970

SHORT-TERM INSTRUMENTS 27.3%
Certificates of Deposit 2.1%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$1,300	1,300
Calyon Financial, Inc.
5.340% due 01/16/2009		800	800
Nordea Bank Finland PLC
5.282% due 12/01/2008		1,100	1,099
5.308% due 04/09/2009		600	599
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		400	400
Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		900	899
Societe Generale NY
5.079% due 03/26/2008		400	400

			5,497

Commercial Paper 18.3%
ANZ National International Ltd.
5.250% due 10/10/2007		600	599
Bank of Ireland
5.165% due 11/08/2007		4,400	4,376
5.245% due 10/26/2007		500	498
Barclays U.S. Funding Corp.
5.100% due 01/25/2008		500	492
DnB NORBank ASA
5.225% due 11/15/2007		6,500	6,458
5.225% due 11/20/2007		600	596
Freddie Mac
4.000% due 10/01/2007		1,500	1,500
General Electric Capital Corp.
5.240% due 10/31/2007		7,100	7,069
5.250% due 10/16/2007		700	698
HBOS Treasury Services PLC
5.250% due 10/11/2007		600	599
5.250% due 11/01/2007		200	199
Intesa Funding LLC
5.180% due 10/01/2007		500	500
Rabobank USA Financial Corp.
4.900% due 10/01/2007		3,000	3,000
5.000% due 10/01/2007		500	500
Swedbank AB
5.410% due 10/18/2007		500	499
UBS Finance Delaware LLC
5.255% due 11/02/2007		700	697
Unicredito Italiano SpA
5.185% due 11/27/2007		2,100	2,083
5.200% due 10/26/2007		4,400	4,384
Westpac Banking Corp.
5.250% due 11/02/2007		800	796
Westpac Trust Securities NZ Ltd.
5.270% due 11/06/2007		11,300	11,240

			46,783

Repurchase Agreements 6.4%
Credit Suisse Securities (USA) LLC
3.900% due 10/01/2007		5,400	5,400
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 5.125% due 06/30/2008 valued at $5,522. Repurchase proceeds are $5,402.)
Lehman Brothers, Inc.
3.750% due 10/01/2007		9,900	9,900
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $10,102. Repurchase proceeds are $9,903.)
State Street Bank and Trust Co.
4.400% due 10/01/2007		1,056	1,056
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $386 and U.S. Treasury Notes 4.625% due 02/29/2008 valued at $698. Repurchase proceeds are $1,056.)

			16,356

U.S. Treasury Bills 0.5%
3.821% due 11/29/2007 - 12/13/2007 (b)(e)		1,300	1,286

Total Short-Term Instruments (Cost $69,928)			69,922

Purchased Options (g) 0.1% (Cost $288)			308
Total Investments (d) 203.0% (Cost $505,242)			$519,218
Written Options (h) (0.3%) (Premiums $818)			(794)
Other Assets and Liabilities (Net) (102.7%)			(262,673)

Net Assets 100.0%			$255,751

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of September 30, 2007, portfolio securities with an aggregate value of $61,737 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,257 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	78	$64
90-Day Euribor June Futures	Long	06/2009	11	12
90-Day Euribor March Futures	Long	03/2009	13	16
90-Day Euribor September Futures	Short	09/2008	5	1
90-Day Eurodollar December Futures	Long	12/2007	8	2
90-Day Eurodollar December Futures	Long	12/2008	110	94
90-Day Eurodollar June Futures	Long	06/2008	37	31
90-Day Eurodollar June Futures	Long	06/2009	92	75
90-Day Eurodollar March Futures	Short	03/2008	12	(6)
90-Day Eurodollar March Futures	Long	03/2009	122	142
90-Day Eurodollar September Futures	Long	09/2008	5	12
90-Day Eurodollar September Futures	Long	09/2009	65	17
Euro-Bund 10-Year Bond December Futures	Short	12/2007	35	(17)
Japan Government 10-Year Bond December Futures	Short	12/2007	1	11
U.S. Treasury 5-Year Note December Futures	Short	12/2007	63	7
U.S. Treasury 10-Year Note December Futures	Short	12/2007	298	(59)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	293	(49)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	121	42
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	64	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	61	2

				$378

(f) Swap agreements outstanding on September 30, 2007:

Commodity Swaps

Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	$81.800	10/19/2007	14	$2
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	82.850	10/19/2007	8	0
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	80.300	11/15/2007	14	2
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	81.600	11/15/2007	8	0
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	684.000	02/27/2008	5	(13)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	701.000	02/27/2008	5	(12)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	882.000	02/27/2008	22	(14)
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	572.000	06/27/2008	5	5
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	580.000	06/27/2008	5	5
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	638.500	06/27/2008	22	9

							$(16)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	$700	$2
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	100	13
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	200	(3)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	800	(13)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	600	(2)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	100	(1)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	600	(1)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	100	2
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%	06/20/2012	500	10
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	200	(12)
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	100	0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	100	0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	300	0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	100	2
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	100	(1)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	600	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	600	(7)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	200	(2)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.310%	09/20/2012	700	77
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%	06/20/2012	200	6
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	200	(2)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	100	0
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	200	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	400	(6)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%	06/20/2012	400	9
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%	06/20/2012	400	12
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%	06/20/2012	400	12
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	2,000	1
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	520	(9)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	100	12
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	200	(1)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%	09/20/2012	200	3
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	100	2
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	100	(1)
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	800	(10)

						$78

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	3,200	$(2)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		400	1
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		800	(6)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,500	(18)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,500	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		3,200	(2)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		400	1
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,600	(11)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	5,400	30
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		4,700	(54)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	100	(1)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	10
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.070%	09/14/2012		700	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	22
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		900	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,400	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		600	5
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		1,200	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		300	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		200	16
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		1,100	16
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		400	2
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		400	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	2,800	(51)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		1,000	(19)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	86
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(15)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		600	42
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		2,500	3
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		500	15
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	59
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		100	(1)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,000	(16)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		200	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	360,000	(40)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		50,000	(4)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		60,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		600,000	6
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,100	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	(10)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		43,900	(41)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,700	(3)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	12
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		2,200	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		9,000	148
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		600	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		300	(9)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		1,800	(59)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	(73)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,900	132
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		500	7
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,600	106
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		2,600	(10)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		250	(1)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		17,000	133
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(33)

							$339

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
AIG International, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	76,998	$120
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	298,007	443
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	60,128	(94)
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	23,324	23
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	14,250	55
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	3,635	(46)

						$501

(g) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$129.000	11/20/2007	293	$5	$5
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	212	4	3
Call - CBOT U.S. Treasury 5-Year Note December Futures	122.000	11/20/2007	83	2	1

				$11	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$6,000	$34	$47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	5	9

							$39	$56

Foreign Currency Options

Description	Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$1.353	06/26/2008	EUR	1,100	$35	$92
Put - OTC Euro versus U.S. dollar	1.353	06/26/2008		1,100	35	10
Call - OTC Euro versus U.S. dollar	1.392	07/08/2010		1,200	63	93
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		1,200	63	47

					$196	$242

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.563	11/06/2007	$49,400	$6	$0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.938	11/06/2007	32,900	4	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.000	10/04/2007	10,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	61.500	10/25/2007	25,000	6	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	77.500	10/25/2007	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	81.000	10/25/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	82.500	11/08/2007	6,000	1	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	78.000	11/16/2007	11,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	83.000	11/16/2007	9,900	2	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	91.000	11/16/2007	12,700	3	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/20/2007	17,000	4	0
Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011	92.000	12/27/2007	18,000	4	0
Put - OTC U.S. Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.500	12/27/2007	10,000	2	1

				$42	$1

(h) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	56	$36	$21
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	21	6	6
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	700,000	16	14
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	190.000	07/18/2008	2,400,000	68	110
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	1,000,000	43	46
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	21	4	4
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	700,000	22	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	07/18/2008	2,400,000	44	28
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	1,000,000	82	49

				$321	$278

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$600	$29	$35
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	22	19
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	700	29	41
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	700	29	22
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	1,000	35	58
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	1,000	50	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	2,000	25	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,000	11	16
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	4,000	113	117
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	4,000	144	141

							$487	$509

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$1,000	$5	$1
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	1,000	5	6

							$10	$7

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i) Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	$5,300	$7,444	2.91%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	990	1,000	0.39%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	13,000	17,252	6.75%

				$19,290	$25,696	10.05%

(j) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$1,800	$1,724	$1,717
Fannie Mae	6.000%	10/01/2022	3,600	3,646	3,648
Freddie Mac	4.500%	10/01/2022	1,400	1,352	1,348
Freddie Mac	5.000%	10/01/2037	3,700	3,545	3,530
Freddie Mac	6.000%	10/01/2037	3,000	3,024	3,003
Ginnie Mae	5.500%	10/01/2037	1,200	1,187	1,183
Ginnie Mae	6.500%	10/01/2037	4,900	5,001	5,008
Treasury Inflation Protected Securities	2.375%	01/15/2017	103	104	105
Treasury Inflation Protected Securities	2.500%	07/15/2016	1,957	1,992	2,008
U.S. Treasury Bonds	4.750%	08/15/2017	1,600	1,624	1,636
U.S. Treasury Bonds	4.750%	02/15/2037	100	98	99
U.S. Treasury Notes	4.125%	08/31/2012	1,400	1,394	1,402

				$24,691	$24,687

(3)	Market value includes $36 of interest payable on short sales.

(k) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,748	10/2007	$104	$0	$104
Sell		10,748	10/2007	0	(195)	(195)
Buy		26	10/2007	0	0	0
Sell		26	10/2007	0	0	0
Buy		260	11/2007	2	0	2
Buy		2,317	03/2008	32	0	32
Buy		5,387	07/2008	166	0	166
Sell	CHF	222	12/2007	0	(7)	(7)
Buy	CNY	1,105	01/2008	2	0	2
Sell		1,105	01/2008	0	0	0
Buy		15,008	01/2008	25	0	25
Sell		15,008	01/2008	1	(1)	0
Buy		926	03/2008	1	0	1
Sell		926	03/2008	0	0	0
Buy		18,180	03/2008	11	0	11
Sell		18,180	03/2008	0	(14)	(14)
Buy		1,182	03/2009	3	0	3
Sell		1,182	03/2009	0	(2)	(2)
Sell	EUR	857	10/2007	0	(55)	(55)
Sell	GBP	1,968	11/2007	0	(67)	(67)
Sell	JPY	876,633	10/2007	16	(20)	(4)
Buy	KRW	136,044	01/2008	1	0	1
Buy		687,694	05/2008	19	0	19
Buy	MXN	27,167	03/2008	0	(31)	(31)
Buy		41,116	07/2008	12	0	12
Buy	MYR	1,005	05/2008	0	0	0
Buy	PLN	2,543	07/2008	32	0	32
Buy	RUB	32,833	01/2008	29	0	29
Buy		4,474	07/2008	1	0	1
Buy	SGD	11	10/2007	0	0	0
Sell		11	10/2007	0	0	0
Buy		1,316	10/2007	19	0	19
Sell		1,124	10/2007	0	(16)	(16)
Buy		58	02/2008	0	0	0
Buy		1,121	05/2008	16	0	16

				$492	$(408)	$84

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 3.1%
Argentina Bonos
5.389% due 08/03/2012		$10,690	$6,013

Total Argentina (Cost $6,254)			6,013

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$480	498

Total Bermuda (Cost $477)			498

BRAZIL 16.3%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	7,490	3,754
Brazilian Government International Bond
7.125% due 01/20/2037		$870	974
7.875% due 03/07/2015		3,625	4,103
8.250% due 01/20/2034		5,190	6,550
8.750% due 02/04/2025		1,700	2,180
8.875% due 04/15/2024		350	452
10.250% due 01/10/2028	BRL	1,100	633
12.500% due 01/05/2016		500	314
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		1,100	948
10.000% due 01/01/2012		15,180	7,890
CSN Islands VII Corp.
10.750% due 09/12/2008		$200	210
Embraer Overseas Ltd.
6.375% due 01/24/2017		300	298
Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba
10.500% due 07/19/2013		200	226
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	305
8.800% due 01/30/2017		700	735
Vale Overseas Ltd.
6.250% due 01/23/2017		500	508
6.875% due 11/21/2036		1,700	1,760

Total Brazil (Cost $29,096)			31,840

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	253

Total Cayman Islands (Cost $242)			253

CHILE 1.3%
CODELCO, Inc.
5.625% due 09/21/2035		$200	183
6.150% due 10/24/2036		2,200	2,155
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	224

Total Chile (Cost $2,715)			2,562

CHINA 0.6%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	195
Export-Import Bank of China
4.875% due 07/21/2015		550	531
Sino-Forest Corp.
9.125% due 08/17/2011		500	525

Total China (Cost $1,270)			1,251

COLOMBIA 3.5%
Colombia Government International Bond
7.375% due 01/27/2017		$1,500	1,635
7.375% due 09/18/2037		930	1,026
8.250% due 12/22/2014		2,825	3,192
10.000% due 01/23/2012		100	117
10.375% due 01/28/2033		225	331
10.750% due 01/15/2013		400	490

Total Colombia (Cost $6,470)			6,791

EGYPT 0.2%
Petroleum Export Ltd.
5.265% due 06/15/2011		$479	478

Total Egypt (Cost $477)			478

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$700	691
El Salvador Government International Bond
8.500% due 07/25/2011		150	165

Total El Salvador (Cost $843)			856

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$570	656

Total Guatemala (Cost $570)			656

INDIA 0.4%
ICICI Bank Ltd.
5.750% due 01/12/2012		$700	691

Total India (Cost $699)			691

INDONESIA 1.0%
Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,252
Majapahit Holding BV
7.250% due 06/28/2017		400	394
7.875% due 06/29/2037		400	393

Total Indonesia (Cost $1,979)			2,039

KAZAKHSTAN 1.9%
ATF Bank JSC
9.000% due 05/11/2016		$150	152
HSBK Europe BV
7.750% due 05/13/2013		100	100
Intergas Finance BV
6.375% due 05/14/2017		300	290
6.875% due 11/04/2011		600	614
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	302
Kazkommerts International BV
8.500% due 04/16/2013		225	213
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,000	1,979

Total Kazakhstan (Cost $3,706)			3,650

LUXEMBOURG 0.5%
Gaz Capital for Gazprom
7.288% due 08/16/2037		$1,000	1,069

Total Luxembourg (Cost $1,000)			1,069

MALAYSIA 0.6%
Malaysia Government International Bond
7.500% due 07/15/2011		$325	353
8.750% due 06/01/2009		120	127
Petronas Capital Ltd.
7.000% due 05/22/2012		325	348
Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	283
TNB Capital L Ltd.
5.250% due 05/05/2015		100	98

Total Malaysia (Cost $1,227)			1,209

MEXICO 8.8%
America Movil SAB de C.V.
5.500% due 03/01/2014		$650	644
5.750% due 01/15/2015		200	200
8.460% due 12/18/2036	MXN	5,400	486
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	99
C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,100	1,073
C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	577
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		1,500	1,500
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	101
Mexico Government International Bond
5.625% due 01/15/2017		1,000	1,000
6.750% due 09/27/2034		4,480	4,883
7.500% due 04/08/2033		2,460	2,926
Pemex Project Funding Master Trust
6.625% due 06/15/2035		250	259
8.000% due 11/15/2011		250	274
8.625% due 02/01/2022		1,200	1,486
9.250% due 03/30/2018		977	1,232
Vitro SAB de C.V.
8.625% due 02/01/2012		150	148
9.125% due 02/01/2017		50	49

Total Mexico (Cost $16,854)			17,082

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$950	860

Total Pakistan (Cost $939)			860

PANAMA 4.6%
Panama Government International Bond
6.700% due 01/26/2036		$600	620
7.125% due 01/29/2026		2,165	2,349
7.250% due 03/15/2015		1,150	1,236
8.875% due 09/30/2027		780	998
9.375% due 07/23/2012		2,910	3,351
9.375% due 04/01/2029		200	269
9.625% due 02/08/2011		210	236

Total Panama (Cost $8,719)			9,059

PERU 1.9%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	1,638
7.350% due 07/21/2025		500	574
8.375% due 05/03/2016		555	653
9.125% due 01/15/2008		650	658
Southern Copper Corp.
7.500% due 07/27/2035		100	109

Total Peru (Cost $3,500)			3,632

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	239

Total Qatar (Cost $250)			239

RUSSIA 20.4%
Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	300	399
5.875% due 06/01/2015		200	279
6.212% due 11/22/2016		$1,200	1,192
8.625% due 04/28/2034		3,000	3,887
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,012
Gazprom International S.A.
7.201% due 02/01/2020		770	786
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	154
9.750% due 01/30/2008		500	503
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,810	7,921
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	179
7.175% due 05/16/2013		1,900	1,940
Russia Government International Bond
7.500% due 03/31/2030		10,134	11,445
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		2,000	2,016
Sistema Finance S.A.
10.250% due 04/14/2008		500	506
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	192
6.625% due 03/20/2017		1,700	1,588
7.500% due 07/18/2016		2,700	2,690
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	715
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	367
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	998
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		1,000	991

Total Russia (Cost $39,810)			39,760

SOUTH AFRICA 1.6%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	574
5.875% due 05/30/2022		$1,430	1,403
6.500% due 06/02/2014		750	791
7.375% due 04/25/2012		310	336

Total South Africa (Cost $3,015)			3,104

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	108
Korea Development Bank
5.750% due 09/10/2013		15	15
KT Corp.
4.875% due 07/15/2015		100	95

Total South Korea (Cost $223)			218

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	687

Total Trinidad And Tobago (Cost $697)			687

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	712
7.375% due 04/25/2012		$1,050	1,129

Total Tunisia (Cost $1,733)			1,841

UKRAINE 2.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	396
6.385% due 06/26/2012		$300	302
6.875% due 03/04/2011		700	717
7.650% due 06/11/2013		1,300	1,391
8.693% due 08/05/2009		1,150	1,211

Total Ukraine (Cost $3,874)			4,017

UNITED STATES 10.1%
Corporate Bonds & Notes 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$52	57
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	500

			557

U.S. Government Agencies 9.8%
Fannie Mae
5.500% due 07/01/2037 - 10/01/2037		19,500	19,102

			19,102

Total United States (Cost $19,523)			19,659

URUGUAY 1.8%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	4,619	191
5.000% due 09/14/2018 (b)		6,373	308
7.625% due 03/21/2036		$300	322
8.000% due 11/18/2022		2,122	2,365
9.250% due 05/17/2017		200	238

Total Uruguay (Cost $3,287)			3,424

VENEZUELA 6.2%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$1,350	999
5.375% due 04/12/2027		600	381
Venezuela Government International Bond
5.375% due 08/07/2010		3,850	3,629
5.750% due 02/26/2016		770	652
6.000% due 12/09/2020		1,900	1,534
6.360% due 04/20/2011		1,200	1,124
7.650% due 04/21/2025		325	292
8.500% due 10/08/2014		500	502
9.250% due 09/15/2027		500	519
9.375% due 01/13/2034		350	366
10.750% due 09/19/2013		1,850	2,049

Total Venezuela (Cost $12,784)			12,047

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$100	105

Total Vietnam (Cost $99)			105

SHORT-TERM INSTRUMENTS 11.2%
Commercial Paper 10.5%
Freddie Mac
4.000% due 10/01/2007		$900	900
Rabobank USA Financial Corp.
5.000% due 10/01/2007		5,300	5,300
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		5,300	5,211
UBS Finance Delaware LLC
4.750% due 10/01/2007		5,300	5,300
Westpac Banking Corp.
5.165% due 11/05/2007		3,800	3,781

			20,492

Repurchase Agreements 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007		723	723
(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $739. Repurchase proceeds are $723.)

U.S. Treasury Bills 0.3%
3.824% due 12/13/2007 (a)(d)		615	608

Total Short-Term Instruments (Cost $21,828)			21,823

Purchased Options (f) 1.3% (Cost $1,567)			2,586
Total Investments (c) 102.5% (Cost $195,727)			$199,999
Written Options (g) (1.0%) (Premiums $1,500)			(2,063)
Other Assets and Liabilities (Net) (1.5%)			(2,874)

Net Assets 100.0%			$195,062

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of September 30, 2007, portfolio securities with an aggregate value of $308 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $608 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	16	$(11)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	196	89

				$78

(e) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	$500	$6
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.940%	05/20/2011	2,500	10
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011	800	3
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	1,000	26
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	1,000	21
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%	12/20/2011	500	4
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	210	4
Barclays Bank PLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.920%	09/20/2012	1,000	24
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	1,000	31
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	100	1
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	200	6
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	1,000	(6)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012	2,000	(25)
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	750	25
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	1,600	184
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	1,000	22
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	1,400	43
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	500	(11)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	500	21
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	261	3
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	9,200	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	1,000	13
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	1,000	(5)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	13,500	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	290	17
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	350	34
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	1,000	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	500	13
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	400	(7)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	09/20/2017	2,000	42
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	500	0
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.160%	10/02/2013	450	63
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	525	46
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	250	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	9
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	500	12
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	500	2
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.770%	09/20/2012	40	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%	08/20/2016	250	17
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	1,000	6
Morgan Stanley	Philippines Government International Bond 10.625% due 03/16/2025	Sell	2.440%	09/20/2017	800	27
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	1,400	18
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	200	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	1,000	43
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	100	3
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	200	9
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011	4,000	16
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	1,000	3
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	1,000	(6)
UBS Warburg LLC	Philippines Government International Bond 10.625% due 03/16/2025	Sell	1.790%	09/20/2012	160	3
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	300	1

						$758

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	7,400	$(55)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		7,000	(22)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		4,600	103
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,100	28
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		4,300	29
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,100	20
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	3,400	9
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		3,400	9
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		45,100	3
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	71
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		5,000	16
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		13,000	45
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		2,000	18
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		$10,600	440
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		600	26

							$740

(f) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$293,000	$1,567	$2,586

(g) Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$128,000	$1,500	$2,063

(h) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	5,208	10/2007	$259	$0		$259
Sell		5,208	10/2007	0	(181)		(181)
Buy		6,420	03/2008	350	0		350
Sell		21,972	03/2008	0	(437)		(437)
Buy		5,208	07/2008	160	0		160
Buy	CLP	30,502	11/2007	4	0		4
Buy		50,032	03/2008	3	0		3
Buy	CNY	155	12/2007	0	0		0
Buy		6,449	01/2008	2	0		2
Buy	COP	1,403,382	03/2008	44	0		44
Buy	CZK	861	03/2008	3	0		3
Sell	EUR	1,710	10/2007	0	(116)		(116)
Buy	IDR	1,373,299	10/2007	0	0		0
Sell		1,373,299	10/2007	0	(5)		(5)
Buy		3,359,122	01/2008	8	0		8
Buy		1,388,799	05/2008	6	0		6
Buy	ILS	85	12/2007	1	0		1
Buy	INR	7,939	10/2007	6	0		6
Sell		7,939	10/2007	0	(8)		(8)
Buy		890	11/2007	1	0		1
Buy		9,124	05/2008	9	0		9
Buy	KRW	269,181	11/2007	4	0		4
Buy		17,161	01/2008	0	0		0
Buy		274,011	05/2008	7	0		7
Buy		98,023	08/2008	2	0		2
Buy	MXN	2,185	03/2008	3	0		3
Buy	MYR	557	10/2007	1	0		1
Sell		557	10/2007	0	(2)		(2)
Buy		557	08/2008	1	0		1
Buy	PLN	358	03/2008	6	0		6
Buy		1,301	07/2008	18	0		18
Buy	RUB	3,740	11/2007	9	0		9
Buy		22,275	12/2007	42	0		42
Buy		30,930	07/2008	12	0		12
Buy	SGD	393	10/2007	5	0		5
Sell		336	10/2007	0	(5)		(5)
Buy		438	11/2007	4	0		4
Buy		286	02/2008	2	0		2
Buy		332	05/2008	5	0		5
Buy	SKK	1,079	03/2008	2	0		2

				$979	$(754)		$225

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRIA 0.9%
Austria Government Bond
3.800% due 10/20/2013	EUR	100	$139
5.250% due 01/04/2011		300	441

Total Austria (Cost $436)			580

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$100	98

Total Bermuda (Cost $99)			98

CANADA 1.6%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	700	709
Province of Ontario Canada
6.200% due 06/02/2031		200	237
Province of Quebec Canada
5.000% due 12/01/2038		100	100

Total Canada (Cost $1,018)			1,046

CAYMAN ISLANDS 0.9%
Mizuho Finance Cayman Ltd.
8.375% due 01/29/2049		$200	208
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	191
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	93
Transocean, Inc.
5.869% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			592

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	54	11

Total Denmark (Cost $6)			11

FRANCE 1.7%
Credit Agricole S.A.
6.637% due 05/29/2049		$100	94
France Government Bond
4.000% due 10/25/2009	EUR	30	43
5.500% due 04/25/2010		110	162
5.750% due 10/25/2032		500	826

Total France (Cost $1,056)			1,125

GERMANY 24.8%
Deutsche Bank AG
6.000% due 09/01/2017		$100	101
KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	97
Republic of Germany
3.750% due 01/04/2015	EUR	900	1,243
4.250% due 07/04/2014		1,800	2,567
4.500% due 07/04/2009		10	14
4.750% due 07/04/2028		30	44
4.750% due 07/04/2034		100	146
5.000% due 07/04/2012		400	591
5.250% due 07/04/2010		1,400	2,055
5.250% due 01/04/2011		2,100	3,094
5.500% due 01/04/2031		100	160
5.625% due 01/04/2028		2,650	4,274
6.250% due 01/04/2024		600	1,021
6.500% due 07/04/2027		590	1,046

Total Germany (Cost $14,869)			16,453

ICELAND 0.1%
Glitnir Banki HF
5.830% due 01/18/2012		$100	97

Total Iceland (Cost $100)			97

IRELAND 0.1%
Bank of Ireland
5.608% due 12/19/2008		$100	100

Total Ireland (Cost $100)			100

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	60	86
4.500% due 05/01/2009		360	516
5.500% due 11/01/2010		110	163
Seashell Securities PLC
4.529% due 07/25/2028		71	101

Total Italy (Cost $808)			866

JAPAN 16.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	134
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	83
Japan Government Bond
1.200% due 03/20/2012	JPY	50,000	437
1.500% due 03/20/2014		40,000	352
1.500% due 03/20/2015		38,000	332
1.600% due 06/20/2014		240,000	2,122
1.800% due 06/20/2017		20,000	176
2.300% due 06/20/2035		70,000	597
2.400% due 03/20/2034		20,000	175
2.500% due 09/20/2035		150,000	1,334
2.500% due 06/20/2036		160,000	1,418
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		40,080	339
1.100% due 12/10/2016		368,890	3,177
1.188% due 02/28/2016		20,000	174
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	93

Total Japan (Cost $10,945)			10,943

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
4.777% due 12/10/2037	EUR	31	44

Total Jersey, Channel Islands (Cost $30)			44

MEXICO 0.2%
America Movil SAB de C.V.
5.300% due 06/27/2008		$100	100

Total Mexico (Cost $100)			100

NETHERLANDS 0.2%
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$100	100

Total Netherlands (Cost $100)			100

RUSSIA 0.3%
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		$200	198

Total Russia (Cost $200)			198

SPAIN 7.2%
Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009		$200	200
5.729% due 11/20/2009		100	100
Spain Government Bond
4.000% due 01/31/2010	EUR	100	142
4.400% due 01/31/2015		1,800	2,573
5.150% due 07/30/2009		1,210	1,757

Total Spain (Cost $4,348)			4,772

UNITED KINGDOM 14.5%
HBOS PLC
5.920% due 09/29/2049		$300	272
HSBC Holdings PLC
6.500% due 05/02/2036		400	405
Lloyds TSB Bank PLC
5.562% due 11/29/2049		100	87
5.625% due 07/15/2049	EUR	40	57
United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	760
4.250% due 03/07/2011		2,200	4,388
4.750% due 06/07/2010		600	1,221
4.750% due 09/07/2015		700	1,407
5.000% due 03/07/2012		500	1,023

Total United Kingdom (Cost $9,381)			9,620

UNITED STATES 82.3%
Asset-Backed Securities 5.2%
ACE Securities Corp.
5.181% due 07/25/2036		$86	86
5.181% due 08/25/2036		99	98
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		1	1
5.481% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		1	1
Asset-Backed Funding Certificates
5.191% due 01/25/2037		132	131
Bear Stearns Asset-Backed Securities, Inc.
5.201% due 12/25/2036		229	227
Centex Home Equity
5.181% due 06/25/2036		34	34
Citigroup Mortgage Loan Trust, Inc.
5.181% due 10/25/2036		99	99
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037		70	70
5.211% due 06/25/2037		242	240
CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		2	2
CSAB Mortgage-Backed Trust
5.231% due 06/25/2036		25	25
First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		2	2
First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036		153	151
GSR Mortgage Loan Trust
5.231% due 11/25/2030		20	19
Honda Auto Receivables Owner Trust
5.420% due 12/22/2008		31	31
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		158	156
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037		142	141
IXIS Real Estate Capital Trust
5.191% due 08/25/2036		23	23
Long Beach Mortgage Loan Trust
5.411% due 10/25/2034		13	13
Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		83	83
Morgan Stanley ABS Capital I
5.181% due 09/25/2036		122	121
Morgan Stanley Home Equity Loans
5.201% due 02/25/2036		91	90
New Century Home Equity Loan Trust
5.301% due 02/25/2036		271	270
Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		68	68
Quest Trust
5.691% due 06/25/2034		2	2
Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036		15	15
Residential Asset Securities Corp.
5.171% due 08/25/2036		84	84
5.631% due 07/25/2032		7	7
SACO I, Inc.
5.191% due 05/25/2036		24	24
Securitized Asset-Backed Receivables LLC Trust
5.191% due 03/25/2036		57	56
SLM Student Loan Trust
5.370% due 01/26/2015		7	7
Soundview Home Equity Loan Trust
5.211% due 01/25/2037		192	190
Structured Asset Investment Loan Trust
5.181% due 05/25/2036		134	134
Structured Asset Securities Corp.
5.181% due 10/25/2036		132	131
5.421% due 01/25/2033		4	4
USAA Auto Owner Trust
5.337% due 07/11/2008		244	244
Wells Fargo Home Equity Trust
5.251% due 12/25/2035		63	62
5.361% due 10/25/2035		95	93
5.371% due 11/25/2035		194	191

			3,428

Corporate Bonds & Notes 11.6%
American Express Credit Corp.
5.674% due 05/18/2009		100	100
American International Group, Inc.
5.210% due 06/23/2008		100	100
Bear Stearns Cos., Inc.
5.588% due 01/31/2011		200	194
6.950% due 08/10/2012		200	209
BellSouth Corp.
5.658% due 08/15/2008		100	100
CenterPoint Energy, Inc.
5.875% due 06/01/2008		100	100
Charter One Bank N.A.
5.410% due 04/24/2009		250	248
CIT Group, Inc.
5.570% due 02/21/2008		100	99
Citigroup, Inc.
5.240% due 12/26/2008		100	100
Comcast Corp.
5.660% due 07/14/2009		200	199
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		200	199
CVS Caremark Corp.
5.750% due 08/15/2011		100	101
DaimlerChrysler N.A. Holding Corp.
5.750% due 05/18/2009		100	101
Dex Media East LLC
9.875% due 11/15/2009		100	103
DR Horton, Inc.
6.000% due 04/15/2011		100	93
Equistar Chemicals LP
8.750% due 02/15/2009		100	104
Ford Motor Credit Co.
5.800% due 01/12/2009		100	97
6.625% due 06/16/2008		100	99
7.250% due 10/25/2011		50	47
7.800% due 06/01/2012		50	48
8.110% due 01/13/2012		200	189
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	104
General Motors Acceptance Corp.
6.360% due 09/23/2008		100	99
GMAC LLC
6.808% due 05/15/2009		100	96
Goldman Sachs Group, Inc.
5.250% due 12/23/2008		200	199
5.300% due 12/22/2008		100	100
6.750% due 10/01/2037 (a)		100	101
HSBC Finance Corp.
5.500% due 05/21/2008		200	200
International Lease Finance Corp.
5.400% due 02/15/2012		100	99
iStar Financial, Inc.
5.150% due 03/01/2012		100	93
JC Penney Corp., Inc.
8.000% due 03/01/2010		100	106
JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		10	10
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	97
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	92
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		100	94
Kraft Foods, Inc.
6.250% due 06/01/2012		100	103
Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008		300	297
Mandalay Resort Group
9.500% due 08/01/2008		100	103
Merck & Co., Inc.
4.750% due 03/01/2015		100	95
Merrill Lynch & Co., Inc.
5.240% due 12/22/2008		300	299
5.400% due 10/23/2008		100	100
6.050% due 08/15/2012		100	103
Mizuho JGB Investment LLC
9.870% due 12/29/2049		100	103
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	102
Morgan Stanley
5.470% due 02/09/2009		200	199
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	104
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		100	98
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	92
Safeway, Inc.
4.950% due 08/16/2010		100	99
SB Treasury Co. LLC
9.400% due 12/29/2049		100	103
State Street Capital Trust IV
6.694% due 06/15/2037		100	91
Tesoro Corp.
6.500% due 06/01/2017		100	100
Time Warner, Inc.
5.730% due 11/13/2009		100	99
Toyota Motor Credit Corp.
5.470% due 10/12/2007		100	100
TXU Corp.
6.375% due 01/01/2008		100	101
U.S. Bancorp
5.159% due 04/28/2009		100	100
Valero Energy Corp.
4.750% due 06/15/2013		100	95
Wachovia Bank N.A.
5.250% due 03/23/2009		250	250
Wal-Mart Stores, Inc.
5.594% due 06/16/2008		100	100
Wells Fargo Capital X
5.950% due 12/15/2036		100	92
Westpac Banking Corp.
5.758% due 06/06/2008		100	100
Xerox Corp.
9.750% due 01/15/2009		200	210

			7,658

Mortgage-Backed Securities 8.4%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		213	212
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		167	164
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		257	253
4.550% due 08/25/2035		173	172
Bear Stearns Alt-A Trust
5.291% due 02/25/2034		211	210
5.507% due 09/25/2035		117	117
Bear Stearns Structured Products, Inc.
5.793% due 12/26/2046		98	98
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		80	78
4.748% due 08/25/2035		61	60
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	108
Countrywide Alternative Loan Trust
5.411% due 02/25/2037		149	144
5.706% due 03/20/2046		192	188
Countrywide Home Loan Mortgage Pass-Through Trust
5.361% due 05/25/2035		104	101
5.451% due 03/25/2035		222	218
5.461% due 02/25/2035		29	29
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		6	6
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		73	73
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		85	85
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		107	106
Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047		272	266
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		200	198
Harborview Mortgage Loan Trust
4.908% due 05/19/2033		31	31
5.722% due 05/19/2035		97	95
JPMorgan Mortgage Trust
4.500% due 08/25/2019		169	167
Mellon Residential Funding Corp.
5.787% due 12/15/2030		44	44
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		78	76
6.132% due 03/15/2025		12	12
Residential Accredit Loans, Inc.
5.341% due 04/25/2046		218	211
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034		30	30
Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036		245	240
5.792% due 07/19/2034		13	13
5.832% due 09/19/2032		12	12
5.852% due 03/19/2034		23	23
TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037		124	124
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046		162	160
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021		218	218
Washington Mutual, Inc.
5.361% due 04/25/2045		30	30
5.441% due 01/25/2045		29	28
5.527% due 02/27/2034		26	25
5.671% due 12/25/2027		71	71
5.963% due 06/25/2046		129	127
5.983% due 02/25/2046		310	301
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		103	100
4.615% due 06/25/2035		278	273
4.950% due 03/25/2036		247	245
5.278% due 04/25/2036		60	59

			5,601

Municipal Bonds & Notes 0.3%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		95	97
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	103

			200

	Shares
Preferred Stocks 1.2%
DG Funding Trust
7.448% due 12/31/2049		65	698
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		100	101

			799

	Principal Amount (000s)
U.S. Government Agencies 53.8%
Fannie Mae
4.187% due 11/01/2034		$302	303
4.673% due 05/25/2035		100	99
4.924% due 12/01/2034		45	45
5.000% due 09/01/2018 - 03/01/2036		566	543
5.251% due 03/25/2034		30	30
5.281% due 08/25/2034		22	22
5.481% due 09/25/2042		73	74
5.500% due 11/01/2016 - 11/01/2037		5,459	5,354
6.000% due 10/01/2037 - 07/25/2044		26,048	26,085
6.206% due 10/01/2044		97	98
Freddie Mac
4.500% due 03/15/2016		600	593
4.682% due 03/01/2035		392	386
4.980% due 04/01/2035		411	406
5.000% due 08/15/2020 - 07/15/2025		743	741
5.982% due 02/15/2019		388	387
6.205% due 10/25/2044		200	199
6.530% due 11/26/2012		300	301
7.204% due 02/01/2029		25	25
Ginnie Mae
6.375% due 04/20/2028 - 06/20/2030		19	19

			35,710

U.S. Treasury Obligations 1.8%
U.S. Treasury Bonds
8.125% due 08/15/2019		300	391
8.875% due 02/15/2019		100	136
U.S. Treasury Notes
5.125% due 05/15/2016		600	625
U.S. Treasury Strips
0.000% due 11/15/2021		100	50

			1,202

Total United States (Cost $54,825)			54,598

SHORT-TERM INSTRUMENTS 13.4%
Certificates of Deposit 2.1%
Barclays Bank PLC
5.281% due 03/17/2008		$300	300
Dexia S.A.
5.270% due 09/29/2008		300	300
Fortis Bank NY
5.265% due 04/28/2008		100	100
5.300% due 09/30/2008		400	400
Nordea Bank Finland PLC
5.308% due 05/28/2008		100	100
Unicredito Italiano NY
5.621% due 12/03/2007		100	100
5.701% due 12/13/2007		100	100

			1,400

Commercial Paper 10.1%
Bank of America Corp.
5.230% due 11/16/2007		600	596
Freddie Mac
4.000% due 10/01/2007		700	700
Intesa Funding LLC
5.180% due 10/01/2007		1,800	1,800
Rabobank USA Financial Corp.
5.000% due 10/01/2007		1,800	1,800
UBS Finance Delaware LLC
4.750% due 10/01/2007		1,800	1,800

			6,696

Repurchase Agreements 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007		361	361
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2008 valued at $372. Repurchase proceeds are $361.)

U.S. Treasury Bills 0.7%
3.776% due 12/13/2007 (b)(d)		465	460

Total Short-Term Instruments (Cost $8,918)			8,917

Purchased Options (f) 0.7% (Cost $385)			492
Total Investments (c) 166.9% (Cost $108,335)			$110,752
Written Options (g) (0.2%) (Premiums $75)			(112)
Other Assets and Liabilities (Net) (66.7%)			(44,297)

Net Assets 100.0%			$66,343

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of September 30, 2007, portfolio securities with an aggregate value of $272 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $460 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	4	$(2)
90-Day Euribor March Futures	Long	03/2008	5	1
90-Day Eurodollar December Futures	Long	12/2007	1	1
90-Day Eurodollar March Futures	Long	03/2008	10	12
90-Day Eurodollar September Futures	Long	09/2008	16	20
90-Day Euroyen December Futures	Long	12/2007	26	1
90-Day Euroyen March Futures	Long	03/2008	15	(3)
Euro-Bobl 5-Year Note December Futures	Long	12/2007	43	(5)
Euro-Bobl December Futures Put Options Strike @ EUR 102.750	Long	12/2007	43	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	65	(66)
Euro-Bund December Futures Put Options Strike @ EUR 106.000	Long	12/2007	37	0
Euro-Schatz December Futures	Short	12/2007	28	14
Japan Government 10-Year Bond December Futures	Long	12/2007	8	(10)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	19	(8)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	10	(2)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	93	39
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	2	0

				$(8)

(e) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	200	$0
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		400	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		200	0
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%)	06/20/2011		$100	9
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.455%)	06/20/2012		200	(2)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%)	06/20/2017		200	2
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		100	1
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012		100	2
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.787%	06/20/2012		400	4
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		100	0
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010		100	0
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		100	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%)	06/20/2009		100	0
Credit Suisse First Boston	Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%)	09/20/2010		100	0
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%)	03/20/2012		100	6
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		400	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%)	06/20/2012		200	(1)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		100	0
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011		100	0
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.729%	06/20/2012		200	8
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	3.066%	06/20/2012		200	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		6,100	74
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017		200	0
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%)	06/20/2017		100	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		100	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		2,200	51
Lehman Brothers, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011		100	0
Lehman Brothers, Inc.	Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%)	06/20/2013		100	0
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015		100	0
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	0.910%	06/20/2012		300	4
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	09/20/2012		200	11
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		100	0
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	0.825%	06/20/2012		900	10
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		100	1
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		100	2
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		300	0
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%)	06/20/2017		200	23
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%)	06/20/2017		200	2

							$222

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	1,800	$1
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		1,500	(5)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	20
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		5,000	(17)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,200	(9)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		500	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		300	13
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		300	(8)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		200	9
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		2,300	0
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(4)
Morgan Stanley	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		2,300	(8)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,500	(10)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,600	(47)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,000	58
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	800	(6)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		800	(1)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		3,300	(36)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		400	(1)
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	1,600	(19)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		200	16
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.543%	08/24/2009		5,600	3
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	4
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		4,880	136
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.703%	08/24/2017		1,400	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		2,900	(13)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		5,000	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(6)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		500	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		800	(18)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	83
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		1,200	6
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		400	(19)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		500	14
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(12)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		100	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		2,100	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(14)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.525%	08/24/2009		6,200	(2)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(6)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,200	31
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	40
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.695%	08/24/2017		1,400	(2)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		600	(6)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(13)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	1,700	7
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(65)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		400	27
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		1,500	11
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		200	(14)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(6)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	20
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	24
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(72)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		800	1
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(51)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		300	3
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		300	(18)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		400	(10)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	7,100	3
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	420,000	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(8)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,040,000	4
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,040,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		30,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.500%	12/20/2027		60,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(4)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	0
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		480,000	(129)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	(15)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		580,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,800,000	(18)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		40,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		100,000	(11)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		90,000	(23)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,000	(5)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,000	(7)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$5,900	18
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		22,800	78
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		4,000	4
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		3,000	(10)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,100	(33)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,300	(38)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		800	(34)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,100	(129)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2008		1,000	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		200	(7)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(17)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		900	(37)

							$(449)

(f) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$130.000	11/20/2007	157	$3	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$4,600	$18	$47
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	19	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	4,500	15	40

							$62	$142

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	1,000	$30	$81
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,000	30	8
Call - OTC U.S. dollar versus Japanese yen	JPY	117.900	11/09/2007		$600	6	1
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		300	3	1
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		300	3	4
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		1,000	33	13
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		1,000	33	24
Call - OTC U.S. dollar versus Japanese yen		121.400	01/23/2008		500	5	1
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		400	3	2
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		400	11	4
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		400	11	18
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,800	74	17
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,800	74	173

						$316	$347

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$7,000	$1	$0
Put - OTC Fannie Mae 5.500% due 11/01/2037	85.500	11/06/2007	1,800	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	88.000	11/06/2007	3,000	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	23,000	3	1

				$4	$1

(g) Written options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$2,000	$18	$33
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	22	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	900	11	15
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,500	15	28

							$66	$108

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.570	02/18/2008	$600	$7	$3
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008	500	2	1

					$9	$4

(h) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2037	$10,000	$9,552	$9,539

(i) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,799	10/2007	$67	$0	$67
Sell		643	10/2007	0	(40)	(40)
Buy	BRL	1,609	10/2007	82	0	82
Sell		1,609	10/2007	0	(58)	(58)
Buy		1,571	03/2008	50	0	50
Buy		1,609	07/2008	51	0	51
Sell	CAD	455	11/2007	0	(8)	(8)
Buy	CLP	6,033	11/2007	1	0	1
Buy		4,000	03/2008	0	0	0
Buy	CNY	5,292	11/2007	6	0	6
Sell		5,292	11/2007	0	(4)	(4)
Buy		14,644	01/2008	5	0	5
Sell		14,644	01/2008	0	(17)	(17)
Sell	DKK	146	12/2007	0	(1)	(1)
Buy	EUR	1,078	10/2007	47	0	47
Sell		11,345	10/2007	0	(760)	(760)
Buy	GBP	14	11/2007	1	0	1
Sell		2,368	11/2007	0	(82)	(82)
Buy	HKD	475	11/2007	0	0	0
Sell	JPY	1,273,727	10/2007	0	(503)	(503)
Buy	KRW	241,280	01/2008	0	0	0
Buy		306,266	05/2008	5	0	5
Buy		109,147	08/2008	2	0	2
Buy	MXN	4,263	03/2008	6	0	6
Buy	MYR	371	10/2007	2	0	2
Sell		371	10/2007	0	(2)	(2)
Buy		371	08/2008	2	0	2
Buy	NOK	2,097	12/2007	28	0	28
Sell	NZD	203	10/2007	0	(7)	(7)
Buy	PLN	555	07/2008	8	0	8
Buy	RUB	339	11/2007	1	0	1
Buy		5,866	12/2007	7	0	7
Buy		9,889	07/2008	4	0	4
Buy	SEK	2,492	12/2007	26	0	26
Buy	SGD	175	02/2008	1	0	1
Buy	TWD	3,528	10/2007	1	0	1
Sell		3,528	10/2007	0	(2)	(2)
Buy		3,523	11/2007	2	0	2
Buy	ZAR	70	07/2008	0	0	0

				$405	$(1,484)	$(1,079)

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BELGIUM 0.4%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$851

Total Belgium (Cost $761)			851

BERMUDA 0.5%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$400	392
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (i)		700	700

Total Bermuda (Cost $1,089)			1,092

BRAZIL 0.1%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	304

Total Brazil (Cost $300)			304

CANADA 1.3%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	1,800	1,821
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009		200	201
Province of Ontario Canada
6.200% due 06/02/2031		500	592
Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	212

Total Canada (Cost $2,739)			2,826

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
2.334% due 08/29/2049	JPY	100,000	878
8.375% due 01/29/2049		$400	417
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	381
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	372

Total Cayman Islands (Cost $2,083)			2,048

FRANCE 0.8%
France Government Bond
3.150% due 07/25/2032 (c)	EUR	110	183
5.750% due 10/25/2032		600	991
6.500% due 04/25/2011		300	460

Total France (Cost $1,565)			1,634

GERMANY 20.0%
Deutsche Bank AG
6.000% due 09/01/2017		$400	406
Republic of Germany
3.750% due 01/04/2015	EUR	3,200	4,419
4.250% due 01/04/2014		1,400	1,998
4.250% due 07/04/2014		7,600	10,837
4.750% due 07/04/2028		300	435
4.750% due 07/04/2034		100	146
5.000% due 07/04/2012		3,500	5,168
5.250% due 01/04/2011		5,400	7,957
5.500% due 01/04/2031		400	641
5.625% due 01/04/2028		3,550	5,726
6.250% due 01/04/2024		600	1,020
6.250% due 01/04/2030		1,300	2,267
6.500% due 07/04/2027		1,100	1,951

Total Germany (Cost $39,744)			42,971

ICELAND 0.2%
Glitnir Banki HF
5.620% due 04/20/2010		$500	491

Total Iceland (Cost $500)			491

IRELAND 0.2%
Bank of Ireland
5.608% due 12/19/2008		$400	400

Total Ireland (Cost $400)			400

ITALY 0.2%
Seashell Securities PLC
4.529% due 07/25/2028	EUR	36	51
Siena Mortgages SpA
4.960% due 12/16/2038		238	336

Total Italy (Cost $329)			387

JAPAN 13.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	134
Japan Government Bond
1.000% due 09/20/2010	JPY	100,000	870
1.500% due 03/20/2011		620,000	5,479
1.500% due 03/20/2014		30,000	264
1.600% due 09/20/2013		10,000	89
1.600% due 06/20/2014		120,000	1,061
2.300% due 05/20/2030		7,000	61
2.300% due 06/20/2035		130,000	1,108
2.400% due 03/20/2034		130,000	1,136
2.500% due 09/20/2035		360,000	3,201
2.500% due 06/20/2036		280,000	2,482
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		120,240	1,016
1.100% due 12/10/2016		1,056,820	9,102
1.200% due 06/10/2017		120,600	1,042
Resona Bank Ltd.
5.850% due 09/29/2049		$100	94
Sumitomo Mitsui Banking Corp.
1.856% due 09/29/2049	JPY	100,000	875
5.625% due 07/29/2049		$100	93

Total Japan (Cost $27,844)			28,107

JERSEY, CHANNEL ISLANDS 0.1%
HSBC Capital Funding LP
9.547% due 12/29/2049		$100	110

Total Jersey, Channel Islands (Cost $111)			110

MEXICO 0.0%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	100

Total Mexico (Cost $98)			100

NETHERLANDS 0.8%
Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079	EUR	908	1,293
Netherlands Government Bond
4.250% due 07/15/2013		200	285
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$100	100

Total Netherlands (Cost $1,463)			1,678

NORWAY 0.1%
DnB NORBank ASA
5.430% due 10/13/2009		$300	300

Total Norway (Cost $300)			300

RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		$500	496

Total Russia (Cost $500)			496

SPAIN 4.2%
Santander U.S. Debt S.A. Unipersonal
5.729% due 11/20/2009		$400	399
Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	7,337
5.150% due 07/30/2009		900	1,307

Total Spain (Cost $8,081)			9,043

UNITED KINGDOM 14.6%
HBOS PLC
5.920% due 09/29/2049		$1,200	1,087
HSBC Holdings PLC
6.500% due 05/02/2036		1,200	1,216
Punch Taverns Finance PLC
6.835% due 10/15/2032	GBP	100	205
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	204
United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	760
4.250% due 03/07/2011		2,200	4,388
4.750% due 06/07/2010		7,520	15,301
4.750% due 09/07/2015		1,500	3,014
5.000% due 03/07/2012		2,500	5,117
XL Capital Europe PLC
6.500% due 01/15/2012		$100	104

Total United Kingdom (Cost $29,127)			31,396

UNITED STATES 74.3%
Asset-Backed Securities 5.9%
Accredited Mortgage Loan Trust
5.171% due 09/25/2036		$295	294
5.181% due 02/25/2037		621	617
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		1	1
5.481% due 10/25/2031		2	2
Asset-Backed Funding Certificates
5.191% due 01/25/2037		526	523
Asset-Backed Securities Corp. Home Equity
5.181% due 12/25/2036		526	523
Carrington Mortgage Loan Trust
5.181% due 12/25/2036		611	607
Centex Home Equity
5.181% due 06/25/2036		102	102
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046		290	289
5.181% due 05/25/2037		1,205	1,198
Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036		604	600
CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		1	1
CSAB Mortgage-Backed Trust
5.231% due 06/25/2036		75	75
First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036		238	236
5.171% due 01/25/2038		624	620
Fremont Home Loan Trust
5.181% due 10/25/2036		488	485
GSAMP Trust
5.231% due 01/25/2047		685	680
5.421% due 03/25/2034		35	35
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		631	625
Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036		180	180
5.191% due 04/25/2037		567	563
IXIS Real Estate Capital Trust
5.191% due 08/25/2036		69	69
JPMorgan Mortgage Acquisition Corp.
5.181% due 10/25/2036		570	564
Lehman XS Trust
5.211% due 04/25/2046		122	122
5.211% due 07/25/2046		251	250
Long Beach Mortgage Loan Trust
5.191% due 05/25/2046		76	76
Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		333	332
Morgan Stanley ABS Capital I
5.171% due 07/25/2036		281	279
5.201% due 02/25/2036		106	106
Morgan Stanley Home Equity Loans
5.201% due 02/25/2036		181	180
Option One Mortgage Loan Trust
5.201% due 01/25/2036		142	142
Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036		35	35
5.211% due 02/25/2036		63	63
Residential Asset Securities Corp.
5.191% due 04/25/2036		62	61
SACO I, Inc.
5.191% due 05/25/2036		73	71
Saxon Asset Securities Trust
5.401% due 01/25/2032		2	2
Securitized Asset-Backed Receivables LLC Trust
5.181% due 12/25/2036		628	624
5.191% due 03/25/2036		170	169
Structured Asset Securities Corp.
4.900% due 04/25/2035		52	51
5.531% due 05/25/2034		10	10
Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		12	12
Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036		632	628
Wells Fargo Home Equity Trust
5.251% due 12/25/2035		219	218
5.361% due 10/25/2035		315	311

			12,631

Bank Loan Obligations 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		1,100	1,100

Corporate Bonds & Notes 11.5%
American Express Credit Corp.
5.780% due 03/02/2009		400	399
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	265
6.250% due 03/15/2087		$100	94
AT&T, Inc.
5.648% due 05/15/2008		600	600
AutoZone, Inc.
5.875% due 10/15/2012		100	102
Bank of America Corp.
5.370% due 11/06/2009		400	398
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		800	835
BellSouth Corp.
5.200% due 09/15/2014		200	195
Boston Scientific Corp.
6.400% due 06/15/2016		200	184
CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200
Charter One Bank N.A.
5.410% due 04/24/2009		1,000	994
CIT Group, Inc.
5.570% due 02/21/2008		300	297
5.704% due 05/23/2008		100	98
5.834% due 06/08/2009		500	478
Citigroup, Inc.
5.240% due 12/26/2008		400	400
CMS Energy Corp.
6.310% due 01/15/2013		200	194
CNA Financial Corp.
6.000% due 08/15/2011		200	202
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		500	498
CSX Corp.
6.300% due 03/15/2012		200	205
CVS Caremark Corp.
5.750% due 08/15/2011		200	203
DaimlerChrysler N.A. Holding Corp.
5.750% due 05/18/2009		200	202
6.053% due 03/13/2009		600	596
Dex Media East LLC
9.875% due 11/15/2009		400	411
Dominion Resources, Inc.
5.660% due 09/28/2007		100	100
DR Horton, Inc.
6.000% due 04/15/2011		200	186
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	310
Equistar Chemicals LP
8.750% due 02/15/2009		400	416
Fleet National Bank
0.801% due 07/07/2008	JPY	30,000	261
Ford Motor Credit Co.
5.800% due 01/12/2009		$200	193
6.625% due 06/16/2008		600	596
7.250% due 10/25/2011		200	188
8.110% due 01/13/2012		500	473
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		400	416
General Electric Capital Corp.
5.794% due 06/15/2009		1,300	1,297
General Motors Acceptance Corp.
6.360% due 09/23/2008		500	493
GMAC LLC
6.808% due 05/15/2009		500	482
Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (a)		800	806
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		100	100
HJ Heinz Co.
6.428% due 12/01/2008		300	305
HJ Heinz Finance Co.
6.000% due 03/15/2012		100	102
HSBC Finance Corp.
5.688% due 06/19/2009		400	398
5.824% due 09/15/2008		100	100
International Lease Finance Corp.
5.350% due 03/01/2012		200	198
5.400% due 02/15/2012		200	199
iStar Financial, Inc.
5.150% due 03/01/2012		200	185
JC Penney Corp., Inc.
8.000% due 03/01/2010		200	213
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	193
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	92
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		400	375
Kraft Foods, Inc.
6.250% due 06/01/2012		200	207
Mandalay Resort Group
6.500% due 07/31/2009		400	404
Merck & Co., Inc.
4.750% due 03/01/2015		200	191
Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		200	199
5.665% due 08/14/2009		200	199
6.050% due 08/15/2012		500	513
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	102
Morgan Stanley
5.470% due 02/09/2009		500	497
5.810% due 10/18/2016		200	192
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	197
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	369
Ryder System, Inc.
5.850% due 11/01/2016		200	197
Sara Lee Corp.
6.250% due 09/15/2011		200	207
SB Treasury Co. LLC
9.400% due 12/29/2049		100	103
State Street Capital Trust IV
6.694% due 06/15/2037		500	454
Time Warner, Inc.
5.500% due 11/15/2011		200	200
5.730% due 11/13/2009		400	396
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	310
Toyota Motor Credit Corp.
5.470% due 10/12/2007		400	400
TXU Corp.
6.375% due 01/01/2008		300	302
U.S. Bancorp
5.159% due 04/28/2009		300	299
Wachovia Bank N.A.
5.250% due 03/23/2009		500	499
Wal-Mart Stores, Inc.
5.594% due 06/16/2008		400	400
Wells Fargo Capital X
5.950% due 12/15/2036		200	184
Westpac Banking Corp.
5.758% due 06/06/2008		400	400
Wyeth
6.950% due 03/15/2011		200	210
Xerox Corp.
9.750% due 01/15/2009		200	210

			24,668

Mortgage-Backed Securities 8.3%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035		64	64
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		223	219
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		1,156	1,138
4.444% due 05/25/2034		148	145
4.550% due 08/25/2035		1,162	1,157
4.654% due 10/25/2033		82	81
4.673% due 05/25/2034		57	56
4.771% due 11/25/2034		52	51
Bear Stearns Alt-A Trust
5.507% due 09/25/2035		355	355
Bear Stearns Commercial Mortgage Securities
5.862% due 03/15/2019		649	649
Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037		722	720
Bear Stearns Structured Products, Inc.
5.793% due 12/26/2046		295	293
CC Mortgage Funding Corp.
5.311% due 07/25/2036		443	441
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		240	234
4.748% due 08/25/2035		304	301
Countrywide Alternative Loan Trust
5.411% due 02/25/2037		371	361
5.706% due 03/20/2046		320	313
6.176% due 08/25/2036		549	554
Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034		83	83
5.361% due 05/25/2035		242	235
5.421% due 04/25/2035		21	21
5.451% due 03/25/2035		306	301
5.461% due 02/25/2035		29	29
5.511% due 09/25/2034		33	33
6.205% due 08/25/2034		31	31
CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033		172	171
6.500% due 04/25/2033		6	6
First Horizon Asset Securities, Inc.
4.411% due 12/25/2033		67	67
4.735% due 07/25/2033		35	35
6.250% due 08/25/2017		219	220
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		473	468
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		85	85
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		107	106
Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045		32	31
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		800	792
GSR Mortgage Loan Trust
4.540% due 09/25/2035		222	219
4.603% due 03/25/2033		74	72
5.308% due 06/25/2034		40	40
Harborview Mortgage Loan Trust
4.908% due 05/19/2033		141	142
5.872% due 02/19/2034		11	10
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		300	298
JPMorgan Mortgage Trust
4.389% due 11/25/2033		63	63
4.770% due 07/25/2035		717	710
5.023% due 02/25/2035		140	135
MASTR Asset Securitization Trust
4.500% due 03/25/2018		163	161
Mellon Residential Funding Corp.
5.787% due 12/15/2030		44	44
Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033		144	143
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		396	386
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		66	65
Residential Accredit Loans, Inc.
5.341% due 04/25/2046		435	421
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		48	47
4.590% due 04/25/2034		120	119
5.210% due 09/25/2034		228	226
Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036		490	479
5.752% due 07/19/2035		955	928
5.792% due 07/19/2034		13	13
5.852% due 03/19/2034		23	23
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046		648	641
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021		582	580
Washington Mutual, Inc.
4.208% due 06/25/2033		68	68
5.401% due 12/25/2045		158	156
5.421% due 10/25/2045		81	79
5.441% due 01/25/2045		29	28
5.451% due 01/25/2045		27	26
5.527% due 02/27/2034		17	17
5.671% due 12/25/2027		107	107
5.777% due 07/25/2046		489	488
6.383% due 08/25/2042		24	24
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		359	352
4.750% due 10/25/2018		209	204
4.950% due 03/25/2036		412	408
5.278% due 04/25/2036		121	119

			17,887

Municipal Bonds & Notes 0.1%
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039		200	205
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	26
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	10

			241

		Shares
Preferred Stocks 0.4%
DG Funding Trust
7.448% due 12/31/2049		58	623
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	201

			824

	Principal Amount (000s)
Commodity Index-Linked Notes 0.4%
Morgan Stanley
5.445% due 07/07/2008		$1,000	987

U.S. Government Agencies 46.5%
Fannie Mae
4.187% due 11/01/2034		301	303
4.906% due 10/01/2034		30	31
4.924% due 12/01/2034		45	44
5.000% due 11/01/2018 - 03/01/2036		768	743
5.251% due 03/25/2034		30	30
5.281% due 08/25/2034		22	22
5.381% due 06/25/2044		24	24
5.500% due 10/01/2016 - 10/01/2037		10,625	10,437
6.000% due 10/01/2037 - 07/25/2044		72,096	72,199
6.500% due 11/01/2037		7,000	7,121
Freddie Mac
4.500% due 02/15/2017 - 02/01/2018		1,897	1,844
5.000% due 03/15/2017		309	308
5.500% due 06/01/2035 - 10/01/2037		4,613	4,520
5.982% due 02/15/2019		1,358	1,355
6.000% due 04/15/2036		758	740
6.205% due 10/25/2044		175	174
7.204% due 02/01/2029		25	25
Ginnie Mae
6.125% due 11/20/2024		6	6

			99,926

U.S. Treasury Obligations 0.7%
U.S. Treasury Bonds
8.125% due 08/15/2019		100	130
8.750% due 05/15/2017		100	132
8.875% due 02/15/2019		200	272
U.S. Treasury Notes
4.625% due 02/29/2012		200	204
U.S. Treasury Strips
0.000% due 05/15/2017		430	273
0.000% due 08/15/2020		300	159
0.000% due 11/15/2021		600	298

			1,468

Total United States (Cost $160,202)			159,732

SHORT-TERM INSTRUMENTS 3.2%
Certificates of Deposit 1.8%
Nordea Bank Finland PLC
5.308% due 05/28/2008		$500	500
Abbey National Treasury Services PLC
5.670% due 07/02/2008		400	400
Fortis Bank NY
5.265% due 04/28/2008		100	100
Societe Generale NY
5.271% due 06/30/2008		1,300	1,301
Unicredito Italiano NY
5.358% due 05/06/2008		900	899
5.621% due 12/03/2007		300	300
5.701% due 12/13/2007		400	400

			3,900

Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007		1,802	1,802
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,841. Repurchase proceeds are $1,803.) ..

U.S. Treasury Bills 0.5%
3.973% due 11/29/2007 - 12/13/2007 (b)(e)		1,145	1,134

Total Short-Term Instruments (Cost $6,838)			6,836

Purchased Options (g) 0.7% (Cost $1,163)			1,449
Total Investments (d) 136.0% (Cost $285,237)			$292,251
Written Options (h) (0.2%) (Premiums $401)			(485)
Other Assets and Liabilities (Net) (35.8%)			(76,808)

Net Assets 100.0%			$214,958

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of September 30, 2007, portfolio securities with an aggregate value of $1,485 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,134 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2	$3
90-Day Eurodollar September Futures	Long	09/2008	34	42
90-Day Euroyen December Futures	Long	12/2007	140	10
90-Day Euroyen March Futures	Long	03/2008	17	(3)
Euro-Bobl 5-Year Note December Futures	Long	12/2007	146	(47)
Euro-Bobl December Futures Put Options Strike @ EUR 101.000	Long	12/2007	146	0
Euro-Bund 10-Year Bond December Futures	Long	12/2007	171	(174)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	104	0
Japan Government 10-Year Bond December Futures	Long	12/2007	30	(59)
U.S. Treasury 2-Year Note December Futures	Short	12/2007	176	(74)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	7	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	190	(76)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	6	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6	2

				$(372)

(f) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	200	$0
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012		200	0
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		200	0
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,200	1
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		200	(2)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		200	(2)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		200	1
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		700	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		200	(1)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		$600	(2)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		200	0
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%)	06/20/2011		200	17
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011		200	0
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.539%)	06/20/2017		100	0
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%)	06/20/2017		400	4
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		200	1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		100	0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		100	1
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012		400	7
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.787%	06/20/2012		1,000	9
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		100	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		100	(1)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		200	1
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		1,000	4
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012		1,000	5
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%)	12/20/2016		200	2
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010		200	0
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		100	(1)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		200	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%)	06/20/2009		200	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%)	03/20/2012		200	13
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		2,500	3
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		100	(1)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%)	06/20/2012		300	(2)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		300	(2)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		700	(2)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		200	0
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	2.729%	06/20/2012		500	21
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		100	1
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	3.066%	06/20/2012		800	45
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		6,700	(70)
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%)	06/20/2012		300	(3)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		23,300	279
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%)	06/20/2017		100	0
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017		500	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009		400	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		400	0
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		200	6
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	03/20/2011		200	0
Lehman Brothers, Inc.	Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%)	06/20/2011		200	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		3,200	74
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		2,300	59
Lehman Brothers, Inc.	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011		200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011		200	(1)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		200	0
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015		200	1
Merrill Lynch & Co., Inc.	CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%)	03/20/2012		200	1
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		200	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	0.910%	06/20/2012		1,200	17
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	09/20/2012		700	40
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		900	(9)
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		200	(1)
Morgan Stanley	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010		500	8
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	0.825%	06/20/2012		4,000	43
Morgan Stanley	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012		1,000	5
Morgan Stanley	Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%)	12/20/2012		200	0
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017		100	0
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009		200	0
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		200	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%	12/20/2011		100	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		200	3
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		800	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.540%)	06/20/2017		200	23
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%)	06/20/2017		500	58
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%)	06/20/2017		400	4
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		100	(1)

							$657

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Cross-Currency Swaps

Counterparty	Receive	Pay (2)	Expiration Date		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation
Goldman Sachs & Co.	Floating rate equal to 3-Month JPY-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/10/2009	JPY	8,614,000	$73,000	$2,152

(2)	At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,600	$(15)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	20
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		15,700	(52)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		7,000	(55)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,900	(100)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		2,300	97
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,100	(81)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		1,800	77
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		7,800	(1)
Morgan Stanley	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,000	(24)
Morgan Stanley	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		4,200	(3)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,400	(19)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,700	(50)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,100	62
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012	BRL	3,700	0
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		900	(16)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.543%	08/24/2009		700	0
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		700	14
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		12,160	314
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.703%	08/24/2017		200	0
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		15,500	(9)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		2,600	(57)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,000	306
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		3,600	18
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,400	(67)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	64
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		900	74
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		600	33
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2017		2,000	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(50)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,000	(42)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.525%	08/24/2009		900	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		10,200	(37)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,200	83
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	41
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.695%	08/24/2017		200	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	(25)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(5)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		600	(6)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(13)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	9,800	40
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(95)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		600	40
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		4,500	34
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	128
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	20
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	26
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		1,900	1
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,800	(145)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		1,600	14
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(43)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		500	(12)
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	5.000%	03/20/2010		5,100	26
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	5,800	2
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	1,100,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,060,000	9
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		80,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,520,000	(408)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		60,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		570,000	(151)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		880,000	(12)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,870,000	(34)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		120,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	(38)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		680,000	(176)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		50,000	(2)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,000	(12)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$18,100	56
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,900	(8)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(187)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		61,100	191
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		36,000	39
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		10,000	(51)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		6,800	(205)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(58)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	12/16/2014		700	(2)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,300	(138)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,300	13
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		600	(21)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		9,600	(417)

							$(1,111)

(g) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$100.000	11/20/2007	190	$3	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$4,600	$18	$47
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	27	48
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	51
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	12,200	79	114
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	5,800	29	59
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	22,800	138	180
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	19	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	12,200	42	108

							$392	$655

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$75
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	30	9
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,300	111	199
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,300	111	75
Call - OTC U.S. dollar versus Japanese yen	JPY	117.900	11/09/2007		$1,600	17	3
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		800	9	2
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		700	8	10
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	27
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	48
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		1,200	10	6
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	28
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	134
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	15
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	161

						$757	$792

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 12/01/2037	$89.547	12/05/2007	$72,000	$9	$2
Call - OTC Fannie Mae 5.000% due 12/01/2037	102.438	12/05/2007	15,800	2	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.500	12/05/2007	3,300	0	0

				$11	$3

Straddle Options

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount	Cost(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	J. Aron & Company	$0.000%	10/23/2007	$3,900	$0	$(4)

(3)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$2,000	$18	$33
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,300	27	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,100	39	35
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	5,300	77	88
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,500	30	41
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	9,900	131	128
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,400	20	39
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	4,100	41	76

							$383	$477

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.570	02/18/2008	$1,200	$13	$6
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008	900	5	2

					$18	$8

(i) Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$693	$700	0.33%

(j) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2037	$20,000	$19,331	$19,078
Fannie Mae	5.500%	10/01/2037	4,600	4,551	4,506

				$23,882	$23,584

(k) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,494	10/2007	$302	$0	$302
Sell		1,316	10/2007	0	(83)	(83)
Buy	BRL	8,013	10/2007	409	0	409
Sell		8,013	10/2007	0	(275)	(275)
Buy		1,209	03/2008	90	0	90
Buy		8,013	07/2008	240	0	240
Buy	CAD	3,711	11/2007	72	0	72
Buy	CLP	6,033	11/2007	1	0	1
Buy		10,300	03/2008	1	0	1
Buy	CNY	17,463	11/2007	21	0	21
Sell		17,463	11/2007	0	(12)	(12)
Buy		43,578	01/2008	17	(1)	16
Sell		43,578	01/2008	0	(50)	(50)
Buy	DKK	6,472	12/2007	52	0	52
Buy	EUR	15,208	10/2007	1,029	0	1,029
Sell	GBP	40	10/2007	0	(1)	(1)
Buy		78	11/2007	3	0	3
Sell		7,670	11/2007	0	(264)	(264)
Buy	INR	648	11/2007	0	0	0
Buy	JPY	4,040,660	10/2007	1,796	0	1,796
Sell		8,732,344	10/2007	3	(124)	(121)
Buy	KRW	759,067	01/2008	0	(1)	(1)
Buy		943,103	05/2008	16	0	16
Buy		439,696	08/2008	8	0	8
Buy	MXN	12,663	03/2008	19	0	19
Buy	NOK	6,216	12/2007	83	0	83
Sell	NZD	674	10/2007	0	(34)	(34)
Buy	PLN	1,692	07/2008	23	0	23
Buy	RUB	458	11/2007	1	0	1
Buy		20,301	12/2007	24	0	24
Buy		31,071	07/2008	12	0	12
Buy	SEK	15,066	12/2007	155	0	155
Buy	SGD	436	02/2008	3	0	3
Buy	TWD	9,234	10/2007	2	0	2
Sell		9,234	10/2007	0	(4)	(4)
Buy		9,221	11/2007	4	0	4
Buy	ZAR	97	07/2008	0	0	0

				$4,386	$(849)	$3,537

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

September 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 7.9%
AES Corp.
7.180% due 04/30/2010		$1,667	$1,657
10.540% due 04/30/2010		333	332
Amadeus Global Travel Distribution S.A.
7.636% due 04/08/2013		700	672
7.886% due 04/08/2014		700	675
Biomet, Inc.
7.000% due 03/08/2008		1,500	1,481
7.000% due 03/15/2015		250	248
Community Health Corp.
7.755% due 07/25/2014		698	687
Community Health Systems, Inc.
4.000% due 07/02/2014		62	61
7.760% due 07/02/2014		240	236
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		2,000	2,000
Dobson Communications Corp.
7.240% due 03/14/2014		400	396
Ford Motor Co.
8.700% due 12/15/2013		1,489	1,447
Harrah’s Entertainment, Inc.
7.500% due 03/09/2008		3,000	3,000
HCA, Inc.
7.448% due 11/16/2013		1,244	1,222
Headwaters, Inc.
7.360% due 04/30/2011		852	837
HealthSouth Corp.
7.630% due 02/02/2013		9	8
7.850% due 02/02/2013		1,062	1,035
Ineos Group Holdings PLC
7.580% due 10/07/2012		937	913
7.591% due 10/07/2012		56	55
Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012		1,489	1,428
Riverdeep Interactive
7.948% due 11/28/2013		995	988
Roundy’s Supermarket, Inc.
8.460% due 10/27/2011		982	974
8.560% due 10/27/2011		2	2
Sandridge Energy, Inc.
8.625% due 04/01/2015		2,775	2,747
SLM Corp.
6.000% due 06/30/2008		2,600	2,592
Telesat Canada, Inc.
2.500% due 02/14/2008		1,500	1,499
Thompson Learning, Inc.
7.950% due 06/27/2014		2,100	2,041
Tribune Co.
7.860% due 05/30/2009		770	757
8.244% due 05/30/2014		1,375	1,255
Univision Communications, Inc.
6.250% due 09/15/2014		121	115
7.610% due 09/15/2014		1,879	1,792
VNU/Nielson Finance LLC
7.360% due 08/09/2013		1,985	1,933
VWR International, Inc.
7.000% due 05/30/2008		2,500	2,506
Wind Acquisition Finance S.A.
12.610% due 12/21/2011		533	559

Total Bank Loan Obligations (Cost $38,556)			38,150

CORPORATE BONDS & NOTES 67.7%
Banking & Finance 9.1%
AES Ironwood LLC
8.857% due 11/30/2025		2,401	2,630
AES Red Oak LLC
8.540% due 11/30/2019		1,170	1,252
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,100	2,058
Ford Motor Credit Co.
7.800% due 06/01/2012		8,375	7,975
8.625% due 11/01/2010		1,260	1,250
Forest City Enterprises, Inc.
7.625% due 06/01/2015		1,225	1,161
General Motors Acceptance Corp.
6.000% due 04/01/2011		1,194	1,091
6.875% due 08/28/2012		1,025	962
7.000% due 02/01/2012		3,000	2,851
7.250% due 03/02/2011		1,425	1,382
GMAC LLC
6.625% due 05/15/2012		1,100	1,027
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		1,300	1,437
KRATON Polymers LLC
8.125% due 01/15/2014		1,500	1,463
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017		1,700	1,709
10.375% due 10/15/2017 (c)		450	437
11.625% due 10/15/2017		1,875	1,828
NSG Holdings LLC
7.750% due 12/15/2025		925	920
Petroplus Finance Ltd.
6.750% due 05/01/2014		375	362
7.000% due 05/01/2017		375	358
Rotech Healthcare, Inc.
9.500% due 04/01/2012		3,575	2,485
Tenneco, Inc.
8.625% due 11/15/2014		1,875	1,898
10.250% due 07/15/2013		500	539
TNK-BP Finance S.A.
6.625% due 03/20/2017		500	467
7.500% due 07/18/2016		1,000	996
Universal City Development Partners
11.750% due 04/01/2010		525	550
Universal City Florida Holding Co. I
8.375% due 05/01/2010		1,425	1,443
10.106% due 05/01/2010		175	178
Ventas Realty LP
6.750% due 04/01/2017		250	251
7.125% due 06/01/2015		500	512
9.000% due 05/01/2012		500	546
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,112
Yankee Acquisition Corp.
8.500% due 02/15/2015		1,100	1,072

			44,202

Industrials 47.3%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011		125	97
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		1,275	1,058
Actuant Corp.
6.875% due 06/15/2017		1,000	990
Albertson’s, Inc.
7.450% due 08/01/2029		3,250	3,145
Allied Waste North America, Inc.
7.250% due 03/15/2015		3,150	3,229
AmeriGas Partners LP
7.125% due 05/20/2016		1,730	1,691
7.250% due 05/20/2015		1,850	1,832
ARAMARK Corp.
8.500% due 02/01/2015		4,900	5,023
Arco Chemical Co.
10.250% due 11/01/2010		50	54
ArvinMeritor, Inc.
8.125% due 09/15/2015		1,525	1,487
8.750% due 03/01/2012		2,750	2,819
Berry Plastics Holding Corp.
8.875% due 09/15/2014		2,225	2,286
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		4,750	4,465
Bowater Canada Finance
7.950% due 11/15/2011		1,315	1,088
Buhrmann U.S., Inc.
7.875% due 03/01/2015		1,300	1,222
8.250% due 07/01/2014		1,000	950
C8 Capital SPV Ltd.
6.640% due 12/29/2049		1,500	1,463
CanWest Media, Inc.
8.000% due 09/15/2012		779	767
Cascades, Inc.
7.250% due 02/15/2013		1,425	1,404
CCO Holdings LLC
8.750% due 11/15/2013		6,650	6,716
Celestica, Inc.
7.625% due 07/01/2013		875	818
7.875% due 07/01/2011		1,900	1,838
Chart Industries, Inc.
9.125% due 10/15/2015		425	442
Chemtura Corp.
6.875% due 06/01/2016		1,750	1,671
Chesapeake Energy Corp.
6.875% due 01/15/2016		1,200	1,206
7.000% due 08/15/2014		800	809
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		1,357	1,342
Citic Resources Finance Ltd.
6.750% due 05/15/2014		225	219
Community Health Systems, Inc.
8.875% due 07/15/2015		3,365	3,474
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		450	466
7.750% due 05/15/2017		325	336
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		703	710
7.373% due 06/15/2017		252	244
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,300	1,196
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		225	232
7.750% due 11/15/2015		1,500	1,556
CSC Holdings, Inc.
6.750% due 04/15/2012		1,400	1,354
7.625% due 04/01/2011		2,000	2,015
7.625% due 07/15/2018		650	624
DaVita, Inc.
7.250% due 03/15/2015		3,100	3,123
Delhaize America, Inc.
9.000% due 04/15/2031		964	1,153
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		396	397
Dynegy Holdings, Inc.
7.125% due 05/15/2018		1,850	1,697
7.500% due 06/01/2015		200	194
7.750% due 06/01/2019		2,350	2,259
8.375% due 05/01/2016		1,000	1,010
EchoStar DBS Corp.
6.625% due 10/01/2014		1,000	1,008
7.125% due 02/01/2016		2,605	2,690
El Paso Corp.
7.000% due 06/15/2017		3,750	3,826
7.750% due 01/15/2032		800	816
8.050% due 10/15/2030		1,300	1,343
Equistar Chemicals LP
10.125% due 09/01/2008		32	33
Ferrellgas Partners LP
8.750% due 06/15/2012		525	541
8.870% due 08/01/2009 (l)		1,200	1,267
Fisher Communications, Inc.
8.625% due 09/15/2014		175	182
Ford Motor Co.
9.215% due 09/15/2021		200	174
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		1,200	1,299
8.375% due 04/01/2017		2,975	3,258
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		3,350	3,250
9.125% due 12/15/2014 (c)		2,500	2,325
9.569% due 12/15/2014		500	474
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,750	1,824
Georgia-Pacific Corp.
7.125% due 01/15/2017		2,000	1,945
7.375% due 12/01/2025		4,620	4,320
8.000% due 01/15/2024		775	760
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		1,280	1,373
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,100	1,158
HCA, Inc.
6.750% due 07/15/2013		4,400	3,971
7.190% due 11/15/2015		200	174
9.250% due 11/15/2016		9,525	10,144
Herbst Gaming, Inc.
7.000% due 11/15/2014		2,000	1,650
Hertz Corp.
8.875% due 01/01/2014		3,725	3,855
Ineos Group Holdings PLC
8.500% due 02/15/2016		3,125	3,008
Ingles Markets, Inc.
8.875% due 12/01/2011		1,450	1,486
Intelsat Bermuda Ltd.
8.886% due 01/15/2015		2,000	2,030
9.250% due 06/15/2016		1,275	1,329
Intelsat Corp.
9.000% due 06/15/2016		400	414
Intelsat Subsidiary Holding Co. Ltd.
8.625% due 01/15/2015		1,500	1,538
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		600	604
JET Equipment Trust
7.630% due 08/15/2012 (a)		215	111
10.000% due 06/15/2012 (a)		526	505
L-3 Communications Corp.
7.625% due 06/15/2012		2,370	2,435
Legrand France
8.500% due 02/15/2025		975	1,146
Lyondell Chemical Co.
6.875% due 06/15/2017		550	600
8.000% due 09/15/2014		1,250	1,381
8.250% due 09/15/2016		1,925	2,180
MGM Mirage
6.875% due 04/01/2016		1,725	1,678
7.500% due 06/01/2016		1,990	1,988
Mirage Resorts, Inc.
7.250% due 08/01/2017		2,600	2,535
Nalco Co.
7.750% due 11/15/2011		500	512
8.875% due 11/15/2013		1,500	1,582
Norampac, Inc.
6.750% due 06/01/2013		875	840
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		1,500	1,590
Nortel Networks Ltd.
9.610% due 07/15/2011		200	201
10.125% due 07/15/2013		1,500	1,551
10.750% due 07/15/2016		475	499
Northwest Pipeline Corp.
7.125% due 12/01/2025		500	503
NPC International, Inc.
9.500% due 05/01/2014		1,550	1,418
OPTI Canada, Inc.
8.250% due 12/15/2014		900	911
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		525	549
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		1,195	1,219
8.375% due 05/01/2017		400	410
Plains Exploration & Production Co.
7.000% due 03/15/2017		225	212
7.750% due 06/15/2015		650	640
Quebecor Media, Inc.
7.750% due 03/15/2016 (b)		1,150	1,104
Quiksilver, Inc.
6.875% due 04/15/2015		1,350	1,299
Qwest Communications International, Inc.
7.500% due 02/15/2014		1,272	1,294
Range Resources Corp.
7.500% due 05/15/2016		175	179
Reynolds American, Inc.
7.625% due 06/01/2016		925	989
7.750% due 06/01/2018		375	401
RH Donnelley Corp.
6.875% due 01/15/2013		250	238
8.875% due 01/15/2016		4,921	5,038
8.875% due 10/15/2017 (b)		2,275	2,309
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,700	1,704
Roseton
7.270% due 11/08/2010		1,200	1,205
7.670% due 11/08/2016		1,700	1,708
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,750	1,705
Sanmina-SCI Corp.
8.125% due 03/01/2016		2,325	2,023
SemGroup LP
8.750% due 11/15/2015		3,075	3,021
Sensata Technologies BV
8.000% due 05/01/2014		2,175	2,132
Service Corp. International
7.375% due 10/01/2014		425	439
7.625% due 10/01/2018		525	547
Smurfit Capital Funding PLC
7.500% due 11/20/2025		500	482
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	122
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		2,125	2,098
8.375% due 07/01/2012		900	904
Solectron Global Finance Ltd.
8.000% due 03/15/2016		500	544
Sonat, Inc.
7.000% due 02/01/2018		500	505
Station Casinos, Inc.
6.625% due 03/15/2018		250	211
6.875% due 03/01/2016		1,050	919
7.750% due 08/15/2016		1,775	1,766
Suburban Propane Partners LP
6.875% due 12/15/2013		1,500	1,470
Sungard Data Systems, Inc.
9.125% due 08/15/2013		2,141	2,237
Superior Essex Communications LLC
9.000% due 04/15/2012		500	496
SUPERVALU, Inc.
7.500% due 11/15/2014		75	77
Tenet Healthcare Corp.
7.375% due 02/01/2013		1,766	1,506
Tesoro Corp.
6.500% due 06/01/2017		1,150	1,147
TransDigm, Inc.
7.750% due 07/15/2014		1,330	1,350
Trinity Industries, Inc.
6.500% due 03/15/2014		780	753
TRW Automotive, Inc.
7.000% due 03/15/2014		1,550	1,511
7.250% due 03/15/2017		950	931
U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)		84	1
United Airlines, Inc.
6.071% due 03/01/2013		173	174
6.201% due 03/01/2010		87	87
6.602% due 03/01/2015		196	196
Unity Media GmbH
10.375% due 02/15/2015		750	769
Verso Paper Holdings LLC
9.125% due 08/01/2014		3,150	3,260
West Corp.
9.500% due 10/15/2014		1,150	1,193
11.000% due 10/15/2016		300	316
Williams Cos., Inc.
7.625% due 07/15/2019		3,950	4,251
7.750% due 06/15/2031		775	819
7.875% due 09/01/2021		2,575	2,813
Williams Partners LP
7.250% due 02/01/2017		425	436
Wynn Las Vegas LLC
6.625% due 12/01/2014		3,230	3,182
Xerox Capital Trust I
8.000% due 02/01/2027		2,100	2,124

			229,421

Utilities 11.3%
Cincinnati Bell, Inc.
7.250% due 07/15/2013		2,500	2,531
8.375% due 01/15/2014		870	872
Citizens Communications Co.
7.125% due 03/15/2019		2,300	2,277
7.450% due 07/01/2035		250	217
9.000% due 08/15/2031		1,375	1,403
Complete Production Services, Inc.
8.000% due 12/15/2016		575	571
Edison Mission Energy
7.000% due 05/15/2017		710	703
7.200% due 05/15/2019		975	965
7.750% due 06/15/2016		965	1,004
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		1,500	1,541
10.860% due 05/01/2013		1,000	1,018
Homer City Funding LLC
8.734% due 10/01/2026		730	818
Idearc, Inc.
8.000% due 11/15/2016		2,790	2,797
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		1,300	1,333
Midwest Generation LLC
8.560% due 01/02/2016		4,487	4,801
Nevada Power Co.
6.750% due 07/01/2037		200	202
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,187
NRG Energy, Inc.
7.250% due 02/01/2014		850	854
7.375% due 02/01/2016		5,165	5,191
7.375% due 01/15/2017		150	150
NTL Cable PLC
9.125% due 08/15/2016		500	521
PSEG Energy Holdings LLC
8.500% due 06/15/2011		4,000	4,230
Qwest Corp.
8.875% due 03/15/2012		2,625	2,878
Reliant Energy, Inc.
6.750% due 12/15/2014		3,075	3,121
7.625% due 06/15/2014		2,250	2,278
7.875% due 06/15/2017		1,550	1,567
Rural Cellular Corp.
9.875% due 02/01/2010		1,775	1,864
Sierra Pacific Power Co.
6.750% due 07/01/2037		500	505
Sierra Pacific Resources
7.803% due 06/15/2012		625	655
South Point Energy Center LLC
8.400% due 05/30/2012 (h)		1,149	1,137
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,168	2,189
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		2,215	2,309
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		1,000	1,028

			54,717

Total Corporate Bonds & Notes (Cost $330,878)			328,340

CONVERTIBLE BONDS & NOTES 1.3%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		750	678
Chesapeake Energy Corp.
2.750% due 11/15/2035		450	496
Citigroup, Inc.
3.350% due 10/01/2012		750	750
CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,291
Deutsche Bank AG
0.000% due 07/14/2008		300	295
0.000% due 09/29/2008		275	271
0.000% due 10/24/2008		350	361
Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		100	91
Nortel Networks Corp.
2.125% due 04/15/2014		1,000	818
Peabody Energy Corp.
4.750% due 12/15/2066		700	738
Qwest Communications International, Inc.
3.500% due 11/15/2025		200	332

Total Convertible Bonds & Notes (Cost $6,149)			6,121

MUNICIPAL BONDS & NOTES 0.3%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		1,500	1,501
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		400	39

Total Municipal Bonds & Notes (Cost $1,533)			1,540

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
5.000% due 10/01/2037		12,000	11,447
5.500% due 12/01/2036 - 11/01/2037		47,700	46,720

Total U.S. Government Agencies (Cost $57,984)			58,167

FOREIGN CURRENCY-DENOMINATED ISSUES 3.1%
Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,750	2,551
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	2,480
Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		401	562
6.580% due 11/30/2014		484	681
8.250% due 05/01/2016		1,000	1,501
NTL Cable PLC
8.750% due 04/15/2014		1,000	1,449
Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	586	1,167
SigmaKalon
6.408% due 06/30/2012	EUR	924	1,291
UPC Financing Partnership
6.302% due 12/31/2014		942	1,280
UPC Holding BV
7.750% due 01/15/2014		600	843
8.625% due 01/15/2014		800	1,169

Total Foreign Currency-Denominated Issues (Cost $13,036)			14,974

		Shares
CONVERTIBLE PREFERRED STOCKS 0.5%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	500
5.000% due 12/31/2049		2,900	322
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		3,300	512
Vale Capital Ltd.
5.500% due 06/15/2010		16,300	1,092

Total Convertible Preferred Stocks (Cost $1,974)			2,426

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,060

Total Preferred Stocks (Cost $2,172)			2,060

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.6%
Commercial Paper 16.9%
Bank of America Corp.
5.250% due 10/10/2007		$22,200	22,171
Fortis Funding LLC
5.125% due 10/01/2007		13,400	13,400
Freddie Mac
4.000% due 10/01/2007		5,100	5,100
Rabobank USA Financial Corp.
5.000% due 10/01/2007		13,400	13,400
Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008		13,300	13,077
UBS Finance Delaware LLC
4.750% due 10/01/2007		700	700
5.250% due 10/18/2007		14,100	14,065

			81,913

Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007		4,575	4,575
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2008 valued at $4,668. Repurchase proceeds are $4,577.)

U.S. Treasury Bills 0.8%
3.809% due 12/13/2007 (d)(e)		4,000	3,957

Total Short-Term Instruments (Cost $90,464)			90,445

Purchased Options (j) 0.8% (Cost $3,736)			3,656
Total Investments (f) 112.6% (Cost $546,482)			$545,879
Written Options (k) (0.7%) (Premiums $3,486)			(3,305)
Other Assets and Liabilities (Net) (11.9%)			(57,767)

Net Assets 100.0%			$484,807

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $2,473 have been pledged as collateral for swap and swaption contracts on September 30, 2007.

(f) As of September 30, 2007, portfolio securities with an aggregate value of $10,965 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowing outstanding during the period ended September 30, 2007 was $333 at a weighted average interest rate of 5.45%. On September 30, 2007, there were no open reverse repurchase agreements.

(h) Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%)	06/20/2010	$1,500	$9
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011	3,300	(17)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%	06/20/2012	200	(8)
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%	06/20/2012	1,500	(10)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	900	(25)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009	1,500	(12)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	03/20/2009	1,000	(10)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%	02/20/2012	2,000	14
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%	03/20/2012	2,000	(51)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%	06/20/2012	500	(13)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	3.223%	06/20/2012	450	28
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%	06/20/2012	200	1
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%	06/20/2012	200	(7)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%	06/20/2012	200	(11)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%	06/20/2012	200	(2)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%	06/20/2012	200	(8)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	1,000	(22)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%)	06/20/2010	1,500	31
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	1,500	(62)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	03/20/2012	1,000	(56)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%	03/20/2012	1,000	(46)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%	06/20/2012	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.088%	06/20/2012	200	3
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.105%	06/20/2012	550	8
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%	06/20/2012	1,500	(67)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%	06/20/2012	1,000	(44)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%	06/20/2012	1,000	(65)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%	06/20/2012	1,000	(61)
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	500	(17)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%	09/20/2012	625	(38)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	1,000	(11)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%)	03/20/2014	1,000	2
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	03/20/2014	1,000	(8)
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%	03/20/2008	1,000	(39)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	2,500	(14)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	2,000	(24)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%	06/20/2012	400	0
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%	06/20/2012	1,000	124
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%	09/20/2012	1,000	11
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%	09/20/2012	300	5
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011	100	0
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	500	7
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%	12/20/2011	800	(17)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%	03/20/2012	2,000	(150)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%	04/20/2008	1,500	44
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	1,500	1
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%	02/20/2012	2,000	(15)
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%	03/20/2008	1,800	3
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%	09/20/2008	100	(3)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	1,500	48
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	5,400	142
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%	12/20/2011	2,000	(47)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%	03/20/2012	1,000	89
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%	06/20/2012	500	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%	06/20/2012	1,000	1
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%	06/20/2012	250	0
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%	06/20/2012	325	2
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%	09/20/2012	1,000	(6)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	1,000	(37)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%	09/20/2012	1,000	21
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	400	(19)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	500	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	500	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	300	5
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.553%	06/20/2012	1,500	115
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%	06/20/2012	500	(22)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	200	0
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%)	06/20/2010	1,500	25
Morgan Stanley	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%	06/20/2010	2,000	24
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	3,000	27
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011	5,400	144
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%	06/20/2012	1,000	(26)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.110%	06/20/2012	900	14
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%	06/20/2012	500	(1)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%	06/20/2012	250	0
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%	06/20/2012	425	(15)
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%	09/20/2012	500	(17)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%	09/20/2012	625	(38)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%	09/20/2012	700	10
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	3,000	23
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%	03/20/2012	1,000	(6)

						$(182)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	26,500	$(250)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		3,400	(41)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		34,100	(595)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	25,000	(2)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		33,000	(2)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$11,000	13
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		28,000	15
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		22,200	701
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		18,000	(26)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		26,000	25

							$(162)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.610%	10/23/2007	10,100	$6

(j) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$52,000	$425	$445
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	1,029
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	289
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	70,000	528	618
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	60,000	416	530
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	86,800	935	745

							$3,736	$3,656

(k) Written options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$17,000	$396	$417
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	40,000	1,036	946
Call - OTC 7-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	9,300	288	223
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	23,000	489	554
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	20,000	383	482
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	28,900	894	683

							$3,486	$3,305

(l) Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$651	$710	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,253	1,267	0.26%

				$1,904	$1,977	0.41%

(m) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	12,083	10/2007	$139	$0	$139
Sell		12,083	10/2007	0	(412)	(412)
Buy		3,953	03/2008	28	0	28
Buy		12,083	07/2008	358	0	358
Sell	EUR	9,872	10/2007	0	(668)	(668)
Sell	GBP	704	11/2007	0	(24)	(24)
Buy	INR	235,503	05/2008	79	0	79
Buy	KRW	1,833,372	11/2007	1	0	1
Buy		3,396,552	05/2008	92	0	92
Buy	MXN	41,964	03/2008	0	(48)	(48)
Buy		21,059	07/2008	8	0	8
Buy	RUB	35,438	11/2007	22	0	22
Buy		180,536	01/2008	80	0	80

				$807	$(1,152)	$(345)

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.3%
Banking & Finance 5.4%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$200	$200
Bank of America N.A.
5.646% due 12/18/2008	1,300	1,299
CIT Group, Inc.
5.640% due 08/17/2009	300	287
Citigroup, Inc.
5.400% due 01/30/2009	600	600
Goldman Sachs Group, Inc.
5.540% due 02/06/2012	700	688
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	200	187
Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	1,400	1,380
Pricoa Global Funding I
5.440% due 01/25/2008	200	200
U.S. Trade Funding Corp.
4.260% due 11/15/2014	658	656
Wachovia Bank N.A.
5.330% due 10/03/2008	300	300
Wells Fargo & Co.
5.270% due 03/23/2010	400	399

		6,196

Industrials 0.9%
DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	400	398
International Business Machines Corp.
5.700% due 09/14/2017	500	504
Walt Disney Co.
5.824% due 09/10/2009	100	100

		1,002

Total Corporate Bonds & Notes (Cost $7,255)		7,198

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	49

Total Municipal Bonds & Notes (Cost $39)		49

U.S. GOVERNMENT AGENCIES 44.8%
Fannie Mae
0.000% due 05/15/2030	1,000	309
4.425% due 01/01/2033	94	95
4.500% due 06/25/2019 - 09/01/2035	650	604
5.000% due 11/01/2019 - 08/25/2033	757	704
5.191% due 07/25/2037	184	182
5.250% due 06/15/2008	11,100	11,138
5.375% due 02/25/2022	150	145
5.500% due 09/25/2024 - 09/01/2037	11,689	11,455
5.606% due 08/25/2021	19	19
5.756% due 08/25/2022	9	9
5.800% due 02/09/2026	500	500
6.031% due 04/25/2032	28	29
6.056% due 04/25/2021	13	13
6.080% due 09/01/2028	64	71
6.500% due 07/25/2031	600	621
Farmer Mac
7.282% due 07/25/2011	132	134
Federal Farm Credit Bank
5.050% due 03/28/2019	400	399
5.150% due 03/25/2020	250	249
Federal Home Loan Bank
4.000% due 07/14/2008	1,000	994
5.120% due 01/10/2013	5,000	4,992
6.000% due 02/12/2021	50	54
6.125% due 06/08/2018	80	87
Federal Housing Administration
6.896% due 07/01/2020	379	380
Financing Corp.
10.700% due 10/06/2017	650	940
Freddie Mac
4.000% due 06/15/2032	286	218
4.500% due 05/15/2025	1,000	928
5.000% due 03/18/2014 - 09/15/2035	2,000	1,910
5.400% due 03/17/2021	1,000	1,008
5.500% due 08/23/2017 - 06/15/2034	2,866	2,917
5.625% due 11/23/2035	900	887
5.982% due 02/15/2019	776	774
6.000% due 05/15/2036	3,249	3,206
6.152% due 01/15/2033	92	92
6.205% due 10/25/2044	133	133
6.450% due 02/15/2027	17	17
6.750% due 02/15/2021	21	21
7.000% due 07/15/2023 - 12/01/2031	69	71
8.250% due 06/01/2016	350	425
Ginnie Mae
5.500% due 08/20/2030 - 01/20/2036	563	507
6.000% due 08/20/2033	1,277	1,273
Overseas Private Investment Corp.
4.736% due 03/15/2022	393	384
Private Export Funding Corp.
5.000% due 12/15/2016	500	501
Small Business Administration
5.240% due 08/01/2023	713	717
Tennessee Valley Authority
5.375% due 04/01/2056	1,000	997

Total U.S. Government Agencies (Cost $50,417)		51,109

U.S. TREASURY OBLIGATIONS 24.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	420	401
2.375% due 01/15/2025	331	335
U.S. Treasury Bonds
4.500% due 02/15/2036	540	512
5.000% due 05/15/2037	6,900	7,080
6.000% due 02/15/2026	500	566
8.875% due 02/15/2019	4,700	6,397
U.S. Treasury Strips
0.000% due 08/15/2019	15,400	8,658
0.000% due 11/15/2026	7,700	2,984
0.000% due 02/15/2033	1,700	504

Total U.S. Treasury Obligations (Cost $27,648)		27,437

MORTGAGE-BACKED SECURITIES 16.7%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	392
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	807
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	635	627
4.487% due 02/25/2034	115	114
4.750% due 10/25/2035	809	797
4.779% due 01/25/2034	72	72
5.035% due 04/25/2033	469	466
5.292% due 04/25/2033	138	138
Countrywide Alternative Loan Trust
5.341% due 05/25/2035	166	164
5.500% due 10/25/2033	1,245	1,068
Countrywide Home Loan Mortgage Pass-Through Trust
5.451% due 03/25/2035	317	311
5.471% due 06/25/2035	2,500	2,449
CS First Boston Mortgage Securities Corp.
4.096% due 07/25/2033	124	124
5.681% due 04/25/2033	8	8
7.314% due 11/25/2032	15	15
First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	134	133
First Republic Mortgage Loan Trust
6.102% due 11/15/2031	216	215
GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	119	117
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	5,000	5,013
5.888% due 03/06/2020	178	177
Harborview Mortgage Loan Trust
5.222% due 07/19/2035	204	203
5.261% due 04/19/2038	153	149
5.722% due 05/19/2035	130	127
Impac CMB Trust
5.749% due 09/25/2034	602	576
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	608
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	313	311
MASTR Asset Securitization Trust
5.500% due 09/25/2033	419	408
Residential Accredit Loans, Inc.
5.531% due 01/25/2033	40	40
5.531% due 03/25/2033	86	86
6.000% due 06/25/2036	288	290
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	73	73
Sequoia Mortgage Trust
5.846% due 07/20/2033	316	313
Structured Adjustable Rate Mortgage Loan Trust
5.351% due 05/25/2037	372	359
Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	420	417
5.832% due 09/19/2032	304	304
5.922% due 10/19/2033	87	86
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	300	301
5.842% due 09/15/2021	73	73
Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	20	20
6.925% due 02/25/2031	24	24
6.940% due 02/25/2033	10	10
7.225% due 05/25/2033	17	17
Washington Mutual, Inc.
5.361% due 04/25/2045	121	119
5.777% due 10/25/2046	206	204
5.983% due 08/25/2046	729	715
6.383% due 08/25/2042	12	12

Total Mortgage-Backed Securities (Cost $19,082)		19,052

ASSET-BACKED SECURITIES 5.2%
American Express Credit Account Master Trust
5.862% due 09/15/2010	100	100
Argent Securities, Inc.
5.181% due 10/25/2036	296	294
5.201% due 04/25/2036	124	124
Bear Stearns Asset-Backed Securities, Inc.
5.631% due 11/25/2042	246	240
Chase Credit Card Master Trust
5.922% due 09/15/2011	300	300
Chase Funding Mortgage Loan Asset-Backed Certificates
5.631% due 10/25/2031	14	13
Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	194	193
First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 03/25/2037	258	257
First USA Credit Card Master Trust
5.774% due 04/18/2011	1,400	1,400
Fremont Home Loan Trust
5.181% due 10/25/2036	610	606
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	212	211
LA Arena Funding LLC
7.656% due 12/15/2026	86	87
MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	359	357
Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036	208	207
Morgan Stanley ABS Capital I
5.251% due 02/25/2036	300	298
Peco Energy Transition Trust
6.130% due 03/01/2009	1	1
Renaissance Home Equity Loan Trust
5.571% due 08/25/2033	12	11
5.631% due 12/25/2033	71	69
Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	106	106
SLM Student Loan Trust
5.350% due 10/27/2014	81	81
5.360% due 04/25/2017	500	498
5.470% due 04/25/2017	128	129
Specialty Underwriting & Residential Finance
5.471% due 01/25/2034	12	11
Structured Asset Securities Corp.
5.261% due 12/25/2035	119	118
5.421% due 01/25/2033	22	21
Wells Fargo Home Equity Trust
5.181% due 01/25/2037	220	219

Total Asset-Backed Securities (Cost $5,991)		5,951

SHORT-TERM INSTRUMENTS 4.8%
Repurchase Agreements 2.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,688	2,688
(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $2,745. Repurchase proceeds are $2,689.)

U.S. Treasury Bills 2.4%
3.919% due 11/29/2007 - 12/13/2007 (a)(c)(e)	2,815	2,789

Total Short-Term Instruments (Cost $5,482)		5,477

Purchased Options (g) 0.1% (Cost $50)		77
Total Investments (d) 101.9% (Cost $115,964)		$116,350
Written Options (h) (0.1%) (Premiums $242)		(163)
Other Assets and Liabilities (Net) (1.8%)		(1,962)

Net Assets 100.0%		$114,225

Notes to Schedule of Investments (amounts in thousand*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $1,982 have been pledged as collateral for swap and swaption contracts on September 30, 2007.

(d) As of September 30, 2007, portfolio securities with an aggregate value of $1,080 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $807 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	123	$140
90-Day Eurodollar March Futures	Long	03/2008	273	478
U.S. Treasury 5-Year Note December Futures	Short	12/2007	258	(190)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	28	8
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	89	(9)

				$427

(f) Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$2,400	$74
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	8,800	(36)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	6,900	429
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	7,800	516
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	22,200	694
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	11,900	649

						$2,326

(g) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	21	$8	$4
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	43	4	1
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	21	8	0

				$20	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,600	$8	$14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,700	6	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,800	16	43

							$30	$72

(h) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	43	$28	$15

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$4
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	16	6
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	8	11
Call - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.550%	12/21/2007	1,100	28	35
Put - OTC 30-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.550%	12/21/2007	1,100	28	20
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	9
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	36	12
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	4
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	16	5
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	6	11
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,300	15	31

							$214	$148

(i) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
Fannie Mae	6.000%	10/01/2037	$4,747	$4,757	$4,753
U.S. Treasury Bonds	4.750%	02/15/2037	1,500	1,515	1,492

				$6,272	$6,245

(1)	Market value includes $12 of interest payable on short sales.

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

September 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		$5,000	$5,001
SLM Corp.
6.000% due 06/30/2008		2,200	2,193

Total Bank Loan Obligations (Cost $6,944)			7,194

CORPORATE BONDS & NOTES 23.0%
Banking & Finance 16.3%
AIG-Fp Matched Funding Corp.
5.694% due 06/16/2008		1,700	1,698
Allstate Life Global Funding Trusts
5.250% due 03/23/2009		800	801
American Express Bank FSB
5.196% due 06/22/2009		1,300	1,295
5.556% due 10/20/2009		2,100	2,090
5.762% due 10/16/2008		2,000	1,995
American Express Centurion Bank
5.819% due 05/07/2008		1,400	1,398
5.826% due 06/12/2009		1,900	1,892
American Express Credit Corp.
5.880% due 11/09/2009		1,100	1,095
American International Group, Inc.
5.210% due 06/23/2008		600	600
5.802% due 06/16/2009		5,200	5,235
ANZ National International Ltd.
5.396% due 08/07/2009		1,500	1,495
Bank of America Corp.
5.370% due 11/06/2009		900	897
5.608% due 06/19/2009		6,100	6,079
Bank of America N.A.
5.505% due 02/27/2009		700	698
Bank of Ireland
5.608% due 12/19/2008		3,100	3,098
5.696% due 12/18/2009		1,120	1,117
Bear Stearns Cos., Inc.
5.288% due 03/30/2009		2,900	2,873
5.510% due 04/29/2008		3,400	3,396
5.590% due 08/21/2009		4,700	4,587
5.630% due 07/16/2009		1,300	1,290
5.630% due 05/18/2010		2,400	2,344
Calabash Re II Ltd.
14.094% due 01/08/2010		1,900	1,965
16.594% due 01/08/2010		1,900	1,983
Caterpillar Financial Services Corp.
5.570% due 05/18/2009		5,480	5,462
5.794% due 03/10/2009		6,400	6,384
CIT Group, Inc.
5.704% due 05/23/2008		4,600	4,523
5.708% due 08/15/2008		300	296
5.748% due 12/19/2008		400	387
Citigroup Funding, Inc.
5.200% due 06/26/2009		1,400	1,399
Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009		1,800	1,802
Citigroup, Inc.
4.200% due 12/20/2007		4,100	4,090
5.228% due 12/28/2009		4,000	3,987
5.240% due 12/26/2008		100	100
5.400% due 01/30/2009		1,400	1,399
Credit Agricole S.A.
5.505% due 05/28/2009		1,500	1,502
5.555% due 05/28/2010		1,700	1,702
DnB NORBank ASA
5.430% due 10/13/2009		8,400	8,406
Export-Import Bank of Korea
5.711% due 06/01/2009		2,200	2,203
Ford Motor Credit Co.
5.800% due 01/12/2009		1,200	1,159
7.375% due 10/28/2009		1,400	1,373
General Electric Capital Corp.
5.400% due 01/05/2009		2,500	2,494
5.420% due 10/06/2010		2,100	2,076
5.430% due 01/20/2010		1,400	1,394
5.560% due 01/08/2016		300	293
5.628% due 08/15/2011		5,500	5,435
General Motors Acceptance Corp.
6.360% due 09/23/2008		1,100	1,084
GMAC LLC
6.000% due 12/15/2011		300	277
Goldman Sachs Group, Inc.
5.248% due 03/30/2009		2,900	2,889
5.250% due 12/23/2008		400	399
5.300% due 12/22/2008		2,100	2,094
5.460% due 07/29/2008		1,700	1,698
5.485% due 10/05/2007		1,600	1,600
5.610% due 11/16/2009		600	599
5.690% due 07/23/2009		1,300	1,301
HBOS Treasury Services PLC
5.400% due 07/17/2009		2,200	2,196
HSBC Bank USA N.A.
5.864% due 06/10/2009		1,400	1,394
HSBC Finance Corp.
5.630% due 05/10/2010		2,200	2,194
5.809% due 12/05/2008		1,300	1,298
5.824% due 09/15/2008		500	500
ICICI Bank Ltd.
5.900% due 01/12/2010		2,300	2,281
John Deere Capital Corp.
5.410% due 04/15/2008		1,200	1,201
5.410% due 07/15/2008		1,400	1,401
JPMorgan Chase & Co.
5.550% due 10/02/2009		3,500	3,498
Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008		1,000	989
5.260% due 12/23/2008		400	396
5.420% due 12/23/2010		900	871
5.450% due 04/03/2009		1,700	1,674
5.580% due 07/18/2011		1,000	958
5.600% due 08/21/2009		1,600	1,562
5.630% due 11/16/2009		5,200	5,076
Longpoint Re Ltd.
10.944% due 05/08/2010		700	718
Merrill Lynch & Co., Inc.
5.406% due 05/08/2009		1,700	1,694
5.701% due 12/04/2009		1,400	1,390
5.794% due 06/16/2008		6,000	5,999
Metropolitan Life Global Funding I
5.560% due 05/17/2010		3,200	3,176
Morgan Stanley
5.410% due 05/07/2009		2,800	2,779
5.470% due 02/09/2009		1,100	1,094
5.600% due 01/22/2009		3,700	3,692
5.610% due 01/18/2011		1,500	1,481
Mystic Re Ltd.
11.841% due 12/05/2008		1,800	1,825
National Australia Bank Ltd.
5.765% due 09/11/2009		1,400	1,404
Pricoa Global Funding I
5.410% due 07/27/2009		3,700	3,691
5.701% due 06/03/2008		3,000	3,001
Residential Capital LLC
7.595% due 05/22/2009		2,000	1,702
Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010		300	310
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		1,200	1,200
Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008		2,800	2,798
5.679% due 11/20/2008		700	699
SLM Corp.
5.500% due 07/27/2009		900	866
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		1,700	1,701
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		1,300	1,289
Wachovia Bank N.A.
5.565% due 05/25/2010		6,000	5,978
Wachovia Corp.
5.490% due 10/15/2011		1,100	1,088
Wells Fargo & Co.
5.764% due 03/10/2008		4,000	4,002
5.794% due 09/15/2009		900	899
Westpac Banking Corp.
5.758% due 06/06/2008		900	899
World Savings Bank FSB
5.396% due 05/08/2009		7,100	7,107

			209,699

Industrials 3.6%
Altria Group, Inc.
7.650% due 07/01/2008		200	204
Amgen, Inc.
5.585% due 11/28/2008		3,600	3,605
Anadarko Petroleum Corp.
6.094% due 09/15/2009		2,200	2,188
BP AMI Leasing, Inc.
5.210% due 06/26/2009		3,700	3,702
Comcast Corp.
5.660% due 07/14/2009		1,600	1,593
CSC Holdings, Inc.
7.250% due 07/15/2008		3,500	3,517
7.875% due 12/15/2007		1,500	1,506
DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009		1,600	1,590
Diageo Capital PLC
5.480% due 11/10/2008		2,600	2,603
El Paso Corp.
6.950% due 12/15/2007		1,980	1,991
General Electric Co.
5.764% due 12/09/2008		2,600	2,605
Home Depot, Inc.
5.819% due 12/16/2009		6,200	6,123
Kimberly-Clark Corp.
5.460% due 07/30/2010		3,100	3,103
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		200	219
Time Warner, Inc.
5.730% due 11/13/2009		1,800	1,780
Transocean, Inc.
5.869% due 09/05/2008		1,300	1,298
Wal-Mart Stores, Inc.
5.594% due 06/16/2008		3,300	3,302
Walt Disney Co.
5.430% due 07/16/2010		5,200	5,181

			46,110

Utilities 3.1%
AT&T, Inc.
5.648% due 05/15/2008		5,900	5,901
BellSouth Corp.
5.658% due 08/15/2008		5,900	5,896
Deutsche Telekom International Finance BV
5.390% due 03/23/2009		8,900	8,870
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		5,670	5,698
Southern California Edison Co.
5.778% due 12/13/2007		6,400	6,404
Telecom Italia Capital S.A.
5.970% due 07/18/2011		1,800	1,790
Telefonica Emisones SAU
5.888% due 06/19/2009		1,700	1,699
Verizon Communications, Inc.
5.410% due 04/03/2009		3,800	3,804

			40,062

Total Corporate Bonds & Notes (Cost $296,915)			295,871

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
5.445% due 07/07/2008		3,000	2,961

Total Commodity Index-Linked Notes (Cost $3,000)			2,961

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
4.338% due 03/01/2035		307	313
4.404% due 05/01/2035		731	731
4.491% due 05/01/2035		651	648
4.500% due 06/25/2043		2,402	2,387
4.522% due 09/01/2035		1,290	1,285
4.559% due 11/01/2035		1,406	1,401
4.627% due 08/01/2035		3,367	3,342
4.658% due 07/01/2035		495	490
5.000% due 12/25/2016 - 04/25/2033		67,747	66,633
5.191% due 12/25/2036 - 07/25/2037		4,079	4,034
5.251% due 03/25/2034		121	120
5.481% due 09/25/2042 - 03/25/2044		1,504	1,507
5.500% due 12/01/2009 - 10/01/2035		62,931	62,758
5.531% due 05/25/2031 - 11/25/2032		1,443	1,439
5.714% due 07/01/2034		220	222
6.000% due 08/01/2016 - 03/01/2033		110	111
6.118% due 09/01/2034		75	77
6.205% due 07/01/2042 - 06/01/2043		1,420	1,425
6.255% due 09/01/2041		619	618
6.260% due 12/01/2036		79	80
6.405% due 09/01/2040		9	9
6.500% due 12/25/2042		19	20
6.944% due 11/01/2035		339	351
Federal Housing Administration
7.430% due 10/01/2020		19	19
Freddie Mac
4.705% due 06/01/2035		2,122	2,101
4.910% due 07/01/2035		928	923
5.000% due 10/01/2018 - 12/15/2026		4,637	4,631
5.171% due 12/25/2036		5,459	5,437
5.391% due 08/25/2031		411	412
5.500% due 08/15/2030		1	1
5.902% due 07/15/2019 - 10/15/2020		35,689	35,582
5.982% due 02/15/2019		12,223	12,191
6.000% due 09/01/2016 - 10/01/2037		36,909	36,959
6.052% due 05/15/2036		1,071	1,072
6.102% due 12/15/2030		502	503
6.152% due 06/15/2018		178	178
6.205% due 02/25/2045		891	896
6.500% due 07/25/2043		158	163
Ginnie Mae
4.000% due 07/16/2027		2	2

Total U.S. Government Agencies (Cost $252,046)			251,071

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011		26,619	26,800

Total U.S. Treasury Obligations (Cost $26,870)			26,800

MORTGAGE-BACKED SECURITIES 15.9%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035		1,982	1,988
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,400	1,366
4.390% due 02/25/2045		530	524
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036		741	741
Banc of America Funding Corp.
4.112% due 05/25/2035		7,346	7,213
6.144% due 01/20/2047		1,526	1,531
Banc of America Mortgage Securities, Inc.
4.150% due 10/25/2033		1,341	1,322
4.341% due 05/25/2033		2,883	2,890
5.658% due 07/25/2034		1,943	1,953
6.500% due 10/25/2031		85	86
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		31,955	31,398
4.550% due 08/25/2035		8,014	8,041
4.750% due 10/25/2035		2,593	2,568
4.779% due 01/25/2034		119	120
4.955% due 01/25/2035		1,449	1,434
5.035% due 04/25/2033		27	27
5.070% due 11/25/2034		3,206	3,181
5.302% due 02/25/2033		10	10
5.435% due 04/25/2033		50	50
5.708% due 07/25/2034		1,620	1,630
Bear Stearns Alt-A Trust
4.898% due 12/25/2033		1,594	1,583
5.291% due 02/25/2034		1,339	1,327
5.374% due 05/25/2035		869	871
5.507% due 09/25/2035		763	762
Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037		2,618	2,608
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036		2,400	2,391
5.700% due 01/25/2037		4,920	4,886
5.793% due 12/26/2046		1,300	1,294
Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035		3,017	2,989
4.900% due 12/25/2035		692	689
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		2,114	2,096
5.311% due 05/25/2047		1,145	1,107
5.411% due 02/25/2037		5,569	5,409
6.000% due 10/25/2033		91	89
6.500% due 06/25/2033		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035		3,681	3,644
4.796% due 11/25/2034		2,044	2,021
5.250% due 02/20/2036		1,102	1,106
5.371% due 04/25/2035		137	136
5.401% due 05/25/2034		34	34
CS First Boston Mortgage Securities Corp.
3.716% due 07/25/2033		21,575	21,457
4.938% due 12/15/2040		585	584
5.953% due 03/25/2032		6	6
First Horizon Alternative Mortgage Securities
5.303% due 09/25/2034		3,601	3,598
First Horizon Asset Securities, Inc.
5.371% due 08/25/2035		1,121	1,115
GMAC Mortgage Corp. Loan Trust
5.000% due 11/19/2035		725	723
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046		1,449	1,440
5.211% due 01/25/2047		1,541	1,506
Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033		1,821	1,808
GS Mortgage Securities Corp. II
5.888% due 03/06/2020		2,142	2,123
5.898% due 06/06/2020		60	60
GSR Mortgage Loan Trust
4.540% due 09/25/2035		3,102	3,072
6.000% due 03/25/2032		2	2
Harborview Mortgage Loan Trust
3.942% due 06/19/2034		11,200	11,038
5.150% due 07/19/2035		1,677	1,669
5.722% due 05/19/2035		292	286
Impac CMB Trust
6.305% due 07/25/2033		561	559
Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034		819	815
JPMorgan Mortgage Trust
5.023% due 02/25/2035		1,186	1,149
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		773	773
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021		287	287
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		1,900	1,876
MASTR Asset Securitization Trust
5.500% due 09/25/2033		76	74
Mellon Residential Funding Corp.
5.851% due 06/15/2030		508	501
Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036		792	785
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		2,039	1,986
5.381% due 11/25/2035		546	518
6.131% due 10/25/2035		414	407
6.973% due 01/25/2029		96	96
Morgan Stanley Capital I
5.812% due 10/15/2020		3,138	3,124
Prime Mortgage Trust
5.531% due 02/25/2019		17	17
5.531% due 02/25/2034		62	61
Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035		2,060	2,054
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		249	237
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		961	971
5.316% due 08/25/2034		1,192	1,200
5.349% due 01/25/2035		2,375	2,364
5.535% due 08/25/2035		671	671
6.383% due 01/25/2035		647	649
Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047		4,234	4,207
5.411% due 02/25/2036		358	349
5.752% due 07/19/2035		1,630	1,602
5.832% due 09/19/2032		15	15
Structured Asset Securities Corp.
5.322% due 10/25/2035		1,554	1,540
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046		1,318	1,303
5.251% due 10/25/2046		2,896	2,854
Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020		2,831	2,829
5.842% due 09/15/2021		3,640	3,627
Washington Mutual, Inc.
5.401% due 12/25/2045		363	358
5.421% due 10/25/2045		2,052	2,008
5.527% due 02/27/2034		68	68
5.713% due 01/25/2047		773	764
6.183% due 11/25/2042		233	234
6.201% due 05/25/2041		154	154
6.383% due 06/25/2042		162	160
6.383% due 08/25/2042		526	529
6.483% due 09/25/2046		1,094	1,087
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035		2,634	2,576
4.950% due 03/25/2036		1,402	1,386
4.995% due 12/25/2034		1,970	1,952

Total Mortgage-Backed Securities (Cost $203,539)			204,385

ASSET-BACKED SECURITIES 15.1%
Accredited Mortgage Loan Trust
5.171% due 09/25/2036		2,362	2,350
ACE Securities Corp.
5.191% due 10/25/2036		1,516	1,505
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		13	12
Argent Securities, Inc.
5.181% due 09/25/2036		446	444
5.191% due 05/25/2036		1,061	1,060
Asset-Backed Funding Certificates
5.191% due 10/25/2036		1,237	1,230
5.191% due 01/25/2037		1,016	1,010
Asset-Backed Securities Corp. Home Equity
5.181% due 12/25/2036		1,645	1,634
5.406% due 09/25/2034		286	280
7.402% due 03/15/2032		331	330
Atrium CDO Corp.
5.790% due 06/27/2015		6,400	6,355
Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034		68	68
6.502% due 10/25/2037		5,300	5,282
Carrington Mortgage Loan Trust
5.196% due 02/25/2036		70	70
5.381% due 06/25/2035		2,132	2,120
Chase Credit Card Master Trust
5.862% due 02/15/2011		2,300	2,299
CIT Group Home Equity Loan Trust
5.401% due 06/25/2033		3	3
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,500	2,467
5.530% due 02/07/2010		9,300	9,305
Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037		18,109	17,924
5.201% due 01/25/2036		212	212
5.231% due 10/25/2036		7,100	6,976
5.545% due 08/25/2036		629	627
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037		1,154	1,150
5.181% due 05/25/2037		12,415	12,344
5.181% due 12/25/2046		411	409
5.181% due 03/25/2047		1,043	1,038
5.201% due 06/25/2037		1,249	1,240
5.211% due 06/25/2037		1,050	1,042
5.241% due 10/25/2046		1,068	1,063
5.311% due 09/25/2036		9,500	9,369
5.391% due 05/25/2036		5,996	5,891
5.611% due 12/25/2031		70	69
Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036		254	254
5.191% due 11/25/2036		1,157	1,150
CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		14	13
Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032		17	16
First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036		1,836	1,810
First USA Credit Card Master Trust
5.774% due 04/18/2011		4,400	4,401
Fremont Home Loan Trust
5.191% due 01/25/2037		983	973
5.201% due 02/25/2037		669	666
GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036		517	514
GS Auto Loan Trust
5.344% due 07/15/2008		1,498	1,499
GSAMP Trust
5.201% due 12/25/2036		1,424	1,409
5.421% due 03/25/2034		193	192
GSR Mortgage Loan Trust
5.231% due 11/25/2030		98	97
HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036		910	906
5.786% due 01/20/2034		2,412	2,355
5.846% due 09/20/2033		179	177
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		789	782
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037		850	844
5.231% due 03/25/2036		18	18
JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036		541	537
5.380% due 04/01/2037		1,998	1,980
Lehman XS Trust
5.201% due 05/25/2046		451	450
5.211% due 11/25/2046		2,395	2,348
5.251% due 11/25/2036		1,735	1,733
Long Beach Mortgage Loan Trust
5.211% due 02/25/2036		113	113
5.221% due 01/25/2046		277	277
5.411% due 10/25/2034		62	60
MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036		1,350	1,342
Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		3,564	3,552
Morgan Stanley ABS Capital I
5.181% due 09/25/2036		4,332	4,307
5.191% due 05/25/2037		2,607	2,595
Nationstar Home Equity Loan Trust
5.251% due 04/25/2037		8,047	7,995
Nelnet Student Loan Trust
5.182% due 09/25/2012		939	940
Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		724	721
Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036		181	181
Option One Mortgage Loan Trust
5.181% due 01/25/2037		1,407	1,400
5.221% due 04/25/2037		9,096	9,039
Residential Asset Securities Corp.
5.171% due 08/25/2036		507	506
5.201% due 11/25/2036		1,407	1,396
Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037		2,943	2,906
Saxon Asset Securities Trust
5.191% due 11/25/2036		618	615
Securitized Asset-Backed Receivables LLC Trust
5.261% due 05/25/2037		2,333	2,314
SLM Student Loan Trust
5.330% due 10/25/2012		226	226
5.340% due 04/25/2012		526	526
5.340% due 04/25/2014		5,155	5,156
5.360% due 01/25/2016		592	592
5.360% due 10/25/2016		2,500	2,501
5.370% due 01/26/2015		77	77
5.370% due 04/27/2015		1,512	1,512
Soundview Home Equity Loan Trust
5.181% due 10/25/2036		862	857
5.191% due 11/25/2036		5,061	5,033
5.211% due 01/25/2037		5,201	5,166
5.261% due 03/25/2036		4,185	4,173
Structured Asset Securities Corp.
5.181% due 10/25/2036		1,567	1,551
5.231% due 09/25/2035		101	101
5.261% due 12/25/2035		321	320
Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		59	59
USAA Auto Owner Trust
5.337% due 07/11/2008		1,100	1,100
Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,007	1,007
Wells Fargo Home Equity Trust
5.181% due 01/25/2037		880	875
5.251% due 12/25/2035		958	952

Total Asset-Backed Securities (Cost $195,397)			194,345

SOVEREIGN ISSUES 0.5%
Korea Development Bank
5.500% due 04/03/2010		6,100	6,079

Total Sovereign Issues (Cost $6,100)			6,079

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
7.448% due 12/31/2049		420	4,512

Total Preferred Stocks (Cost $4,462)			4,512

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.6%
Certificates of Deposit 2.6%
Calyon Financial, Inc.
5.340% due 01/16/2009		$2,400	2,401
Dexia Credit Local S.A.
5.270% due 09/29/2008		8,900	8,895
Fortis Bank NY
5.148% due 09/30/2008		1,800	1,800
5.265% due 04/28/2008		900	900
5.265% due 06/30/2008		1,400	1,400
HSBC Bank USA N.A.
5.426% due 07/28/2008		3,100	3,104
Nordea Bank Finland PLC
5.308% due 05/28/2008		1,200	1,200
Nordea N.A., Inc.
5.308% due 04/09/2009		3,600	3,599
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		300	300
Societe Generale NY
5.079% due 03/26/2008		1,000	1,000
5.271% due 06/30/2008		900	900
Unicredito Italiano NY
5.506% due 05/29/2008		2,200	2,199
5.621% due 12/03/2007		5,400	5,402

			33,100

Commercial Paper 19.6%
Bank of America Corp.
5.230% due 11/16/2007		1,000	993
5.230% due 11/20/2007		10,800	10,722
5.250% due 10/09/2007		12,400	12,386
5.260% due 11/08/2007		1,000	994
DnB NORBank ASA
5.080% due 01/04/2008		29,800	29,386
Fortis Funding LLC
5.125% due 10/01/2007		34,400	34,400
Freddie Mac
4.000% due 10/01/2007		42,400	42,400
HBOS Treasury Services PLC
5.250% due 11/01/2007		30,200	30,064
Rabobank USA Financial Corp.
5.000% due 10/01/2007		35,300	35,300
Svenska Handelsbanken AB
5.100% due 12/19/2007		13,800	13,640
UBS Finance Delaware LLC
4.750% due 10/01/2007		8,300	8,300
5.230% due 10/15/2007		21,200	21,157
5.240% due 10/02/2007		5,900	5,899
5.245% due 10/10/2007		500	499
5.245% due 10/22/2007		1,900	1,894
5.245% due 11/02/2007		1,200	1,195
Westpac Banking Corp.
5.225% due 11/13/2007		1,700	1,689
5.250% due 11/02/2007		1,500	1,493

			252,411

Repurchase Agreements 0.5%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		6,296	6,296
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $6,425. Repurchase proceeds are $6,298.)

Netherlands Treasury Bills 0.2%
4.065% due 10/31/2007	EUR	2,100	2,985

U.S. Treasury Bills 0.7%
3.851% due 11/29/2007 - 12/13/2007 (a)(c)(e)		$9,073	8,977

Total Short-Term Instruments (Cost $303,693)			303,769

Purchased Options (g) 0.2% (Cost $1,287)			2,390
Total Investments (d) 100.9% (Cost $1,300,253)			$1,299,377
Written Options (h) (0.1%) (Premiums $1,157)			(1,652)
Other Assets and Liabilities (Net) (0.8%)			(9,866)

Net Assets 100.0%			$1,287,859

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2007.

(d) As of September 30, 2007, portfolio securities with an aggregate value of $40,318 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $8,235 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	3,371	$6,365
90-Day Eurodollar June Futures	Long	06/2008	1,161	1,118
90-Day Eurodollar June Futures	Long	06/2009	5	10
90-Day Eurodollar March Futures	Long	03/2008	900	475
90-Day Eurodollar March Futures	Long	03/2009	449	98
90-Day Eurodollar September Futures	Long	09/2008	1,318	2,478
90-Day Euroyen December Futures	Long	12/2007	131	25
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	37	39
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	68	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,282	392
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	41	58
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	295	121
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	111	144
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	420	396
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	445	(20)

				$11,812

(f) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$8,900	$19
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	1,000	1
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	4,000	(5)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	4,000	(13)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	600	41
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	1,000	18
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	3,800	65
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(43)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,100	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	300	(1)
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	2,700	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	200	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	500	(2)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	2,700	3
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	1,000	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	4,000	(21)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	5,100	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	6.800%	09/20/2012	8,300	863
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	900	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	3,600	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	500	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	500	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	6,000	117
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	1,200	54
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	2,100	(46)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,100	4
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	200	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	2,600	(2)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,100	15
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	600	11
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	1,000	(2)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	4,000	(15)

						$1,121

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,200	$(6)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,700	(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,400	17
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,500	15
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,300	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,600	34
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		2,400	(7)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		600	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(9)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,600	(31)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,300	(10)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	5,900	14
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,400	3
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		700	(3)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		3,500	7
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		6,000	172
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(8)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,100	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	12,200	(14)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$600	(27)

							$183

(g) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$44,000	$208	$388
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	13,800	76	109
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,200	18	46
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	45,700	227	465
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	49,800	288	393
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	62,700	218	713

							$1,035	$2,114

Foreign Currency Options

Description		Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$3,000	$126	$138
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	138

					$252	$276

(h) Written options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$19,000	$209	$306
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	6,000	73	78
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,300	20	37
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	20,000	240	329
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	8,700	116	112
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	13,000	160	182
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	20,900	209	499

							$1,027	$1,543

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	208	$92	$78
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	141	38	31

				$130	$109

(i) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	10/01/2037	$2,000	$1,961	$1,959
Freddie Mac	6.000%	10/01/2037	37,800	38,077	37,841
U.S. Treasury Notes	4.625%	02/15/2017	2,800	2,805	2,814

				$42,843	$42,614

(2)	Market value includes $26 of interest payable on short sales.

(j) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,795	10/2007	$208	$0	$208
Sell		34	10/2007	0	(2)	(2)
Buy	BRL	29,907	10/2007	1,559	0	1,559
Sell		29,907	10/2007	0	(1,050)	(1,050)
Buy		44,884	03/2008	1,920	0	1,920
Buy	CAD	4,572	11/2007	83	0	83
Buy	CLP	130,534	03/2008	8	0	8
Buy	CNY	11,517	11/2007	19	0	19
Sell		11,517	11/2007	0	(9)	(9)
Buy		4,059	01/2008	0	0	0
Sell		4,059	01/2008	0	(4)	(4)
Buy	EUR	15,715	10/2007	1,064	0	1,064
Sell	GBP	5,498	11/2007	0	(178)	(178)
Buy	INR	41,409	10/2007	32	0	32
Sell		41,409	10/2007	0	(42)	(42)
Buy		4,970	11/2007	3	0	3
Buy		302,178	05/2008	346	0	346
Buy	JPY	1,160,019	10/2007	162	0	162
Sell		1,231,849	10/2007	29	0	29
Buy	KRW	2,448,883	01/2008	0	(3)	(3)
Buy		1,082,809	05/2008	18	0	18
Buy		739,098	08/2008	13	0	13
Buy	MXN	34,243	03/2008	12	(24)	(12)
Buy		14,088	07/2008	5	0	5
Buy	MYR	6,017	05/2008	4	(6)	(2)
Buy	NZD	408	10/2007	26	0	26
Buy	PHP	14,604	05/2008	5	0	5
Buy	PLN	11,325	07/2008	157	0	157
Buy	RUB	21,548	11/2007	45	0	45
Buy		50,111	12/2007	97	0	97
Buy		85,054	01/2008	99	0	99
Buy		35,543	07/2008	13	0	13
Buy	SEK	5,098	12/2007	52	0	52
Buy	SGD	5,043	10/2007	93	0	93
Sell		4,887	10/2007	0	(68)	(68)
Buy		2,141	02/2008	17	0	17
Buy		5,001	05/2008	70	0	70
Buy	ZAR	201	03/2008	1	0	1
Buy		106	07/2008	1	0	1

				$6,161	$(1,386)	$4,775

See Accompanying Notes

Schedule of Investments

Money Market Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.7%
Banking & Finance 4.7%
Allstate Life Global Funding Trusts
5.595% due 11/14/2007	$2,350	$2,350
American Honda Finance Corp.
5.470% due 10/22/2007	2,600	2,600
Bear Stearns Cos., Inc.
5.852% due 01/15/2008	2,600	2,601
John Deere Capital Corp.
5.382% due 09/25/2008	3,800	3,800
Morgan Stanley
5.485% due 11/09/2007	3,200	3,201
Wachovia Bank N.A.
5.119% due 11/30/2007	2,600	2,600

		17,152

Industrials 1.0%
International Business Machines Corp.
5.680% due 09/02/2008	3,800	3,799

Total Corporate Bonds & Notes (Cost $20,951)		20,951

SHORT-TERM INSTRUMENTS 94.6%
Certificates of Deposit 2.0%
Abbey National Treasury Services PLC
5.670% due 07/02/2008	600	600
ABN AMRO N.A. Finance
5.405% due 07/11/2008	5,500	5,500
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	1,100	1,100
Unicredito Italiano SpA
5.506% due 05/29/2008	300	300

		7,500

Commercial Paper 92.5%
ANZ National International Ltd.
5.600% due 12/13/2007	8,000	7,909
ASB Finance Ltd.
5.280% due 01/22/2008	8,000	7,867
5.490% due 01/22/2008	10,900	10,712
Bank of Ireland
5.285% due 11/09/2007	16,900	16,803
Barclays U.S. Funding Corp.
5.260% due 10/03/2007	16,000	15,995
Danske Corp.
5.165% due 10/12/2007	8,900	8,886
DnB NORBank ASA
5.170% due 10/12/2007	10,700	10,683
Export Development Corp.
5.190% due 12/27/2007	10,500	10,368
Freddie Mac
4.000% due 10/01/2007	56,800	56,800
5.065% due 01/11/2008	6,700	6,604
General Electric Capital Corp.
5.155% due 02/29/2008	11,600	11,349
HBOS Treasury Services PLC
5.155% due 11/13/2007	3,300	3,280
5.540% due 12/13/2007	12,000	11,865
Nordea N.A., Inc.
5.280% due 11/09/2007	16,900	16,803
5.380% due 11/20/2007	4,000	3,970
Oesterreichische
4.800% due 10/12/2007	18,100	18,074
Rabobank USA Financial Corp.
5.000% due 10/01/2007	17,800	17,800
Royal Bank of Scotland Group PLC
5.550% due 12/10/2007	18,000	17,806
Svenska Handelsbanken AB
5.245% due 11/06/2007	18,000	17,906
5.260% due 10/09/2007	15,000	14,983
UBS Finance Delaware LLC
5.375% due 02/13/2008	18,000	17,637
Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,823
5.600% due 12/14/2007	8,500	8,402
Westpac Banking Corp.
5.245% due 10/25/2007	9,500	9,467
Westpac Trust Securities NZ Ltd.
5.470% due 10/09/2007	9,000	8,989
5.610% due 12/11/2007	500	495

		342,276

Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	172	172
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $176. Repurchase proceeds are $172.)

Total Short-Term Instruments (Cost $349,948)		349,948

Total Investments 100.3% (Cost $370,899)		$370,899
Other Assets and Liabilities (Net) (0.3%)		(977)

Net Assets 100.0%		$369,922

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
6.948% due 12/20/2012		$80	$79
7.264% due 12/20/2012		95	93
7.474% due 12/20/2012		810	795

Total Bank Loan Obligations (Cost $985)			967

CORPORATE BONDS & NOTES 14.8%
Banking & Finance 11.9%
American Express Bank FSB
6.000% due 09/13/2017		2,400	2,392
American Express Centurion Bank
5.819% due 05/07/2008		500	499
6.000% due 09/13/2017		2,300	2,293
American International Group, Inc.
5.210% due 06/23/2008		1,200	1,200
Atlantic & Western Re Ltd.
11.610% due 01/09/2009		900	909
Bank of America Corp.
5.370% due 11/06/2009		900	897
5.670% due 02/17/2009		5,400	5,408
Bank of America N.A.
5.646% due 12/18/2008		1,000	999
Bank of Ireland
5.608% due 12/19/2008		1,500	1,499
5.696% due 12/18/2009		1,000	997
Barclays Bank PLC
5.450% due 09/12/2012		6,400	6,444
7.434% due 09/29/2049		700	745
Bear Stearns Cos., Inc.
6.950% due 08/10/2012		2,600	2,714
C10 Capital SPV Ltd.
6.722% due 12/31/2049		500	481
Calabash Re II Ltd.
16.594% due 01/08/2010		250	261
Charter One Bank N.A.
5.410% due 04/24/2009		8,400	8,348
CIT Group, Inc.
5.510% due 01/30/2009		4,600	4,438
Citigroup Funding, Inc.
5.136% due 04/23/2009		5,700	5,695
Citigroup, Inc.
5.228% due 12/28/2009		3,900	3,887
5.240% due 12/26/2008		2,900	2,899
5.400% due 01/30/2009		1,000	1,000
5.409% due 05/02/2008		1,000	1,000
Commonwealth Bank of Australia
5.860% due 06/08/2009		400	400
Credit Agricole S.A.
5.505% due 05/28/2009		1,900	1,902
DnB NORBank ASA
5.430% due 10/13/2009		1,100	1,101
East Lane Re Ltd.
12.356% due 05/06/2011		300	301
Export-Import Bank of Korea
5.580% due 10/04/2011		1,600	1,602
Ford Motor Credit Co.
7.250% due 10/25/2011		1,200	1,126
7.800% due 06/01/2012		100	95
Foundation Re II Ltd.
12.270% due 11/26/2010		800	821
General Electric Capital Corp.
5.360% due 10/24/2008		800	797
5.390% due 10/26/2009		1,000	995
5.661% due 03/04/2008		2,800	2,799
5.744% due 12/12/2008		900	899
General Motors Acceptance Corp.
6.750% due 12/01/2014		1,600	1,452
Goldman Sachs Group, Inc.
5.498% due 06/28/2010		4,700	4,686
6.750% due 10/01/2037 (a)		1,100	1,108
HBOS Treasury Services PLC
5.752% due 07/17/2008		1,100	1,099
HSBC Finance Corp.
5.420% due 10/21/2009		1,900	1,890
5.500% due 05/21/2008		1,200	1,200
JPMorgan Chase & Co.
5.179% due 06/26/2009		700	700
5.250% due 06/26/2009		5,500	5,500
Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008		300	297
7.000% due 09/27/2027		100	103
Longpoint Re Ltd.
10.944% due 05/08/2010		1,100	1,128
Merna Reinsurance Ltd.
6.010% due 07/07/2010 (j)		4,200	4,199
Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		2,500	2,493
6.400% due 08/28/2017		2,400	2,481
Morgan Stanley
5.189% due 11/21/2008		1,000	995
Mystic Re Ltd.
14.541% due 12/05/2008		600	611
Phoenix Quake Ltd.
7.810% due 07/03/2008		500	503
Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008		2,000	2,005
Rabobank Nederland
5.380% due 01/15/2009		800	801
Redwood Capital IX Ltd.
11.610% due 01/09/2008		500	503
12.110% due 01/09/2008		500	503
Rockies Express Pipeline LLC
6.448% due 08/20/2009		5,200	5,199
Royal Bank of Scotland Group PLC
5.410% due 07/21/2008		400	400
Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008		500	500
5.729% due 11/20/2009		2,700	2,691
Shackleton Re Ltd.
13.358% due 02/07/2008		1,000	1,009
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		1,700	1,701
Vita Capital II Ltd.
6.260% due 01/01/2010		300	298
Vita Capital III Ltd.
6.480% due 01/01/2012		700	696
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		1,700	1,685
Wachovia Bank N.A.
5.494% due 02/23/2009		2,700	2,697
5.691% due 12/02/2010		2,400	2,388
Westpac Banking Corp.
5.758% due 06/06/2008		5,400	5,396
World Savings Bank FSB
5.396% due 05/08/2009		300	300
5.638% due 06/20/2008		300	300
5.746% due 03/02/2009		300	301

			127,760

Industrials 1.4%
C8 Capital SPV Ltd.
6.640% due 12/29/2049		500	488
CSC Holdings, Inc.
7.875% due 12/15/2007		600	602
EchoStar DBS Corp.
5.750% due 10/01/2008		500	501
7.000% due 10/01/2013		5,000	5,137
Kraft Foods, Inc.
6.000% due 02/11/2013		1,000	1,031
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	552
8.625% due 02/01/2022		200	248
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		200	200
Wal-Mart Stores, Inc.
5.594% due 06/16/2008		3,200	3,202
Weyerhaeuser Co.
6.210% due 09/24/2009		2,600	2,606

			14,567

Utilities 1.5%
America Movil SAB de C.V.
5.300% due 06/27/2008		5,500	5,501
AT&T, Inc.
5.460% due 02/05/2010		2,800	2,792
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
CMS Energy Corp.
9.875% due 10/15/2007		1,600	1,604
Dominion Resources, Inc.
5.755% due 11/14/2008		300	300
Embarq Corp.
7.082% due 06/01/2016		300	311
Enel Finance International S.A.
5.700% due 01/15/2013		4,500	4,540
NiSource Finance Corp.
6.064% due 11/23/2009		800	794

			15,944

Total Corporate Bonds & Notes (Cost $157,892)			158,271

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		3,750	3,849

Total Convertible Bonds & Notes (Cost $3,808)			3,849

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	495
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013		130	130
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	509
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047		600	591

Total Municipal Bonds & Notes (Cost $1,581)			1,725

U.S. GOVERNMENT AGENCIES 38.4%
Fannie Mae
4.187% due 11/01/2034		5,730	5,752
4.533% due 07/01/2035		695	694
4.673% due 05/25/2035		2,900	2,884
4.678% due 01/01/2035		643	636
5.000% due 06/01/2036 - 04/01/2037		7,799	7,441
5.191% due 12/25/2036		459	456
5.281% due 08/25/2034		361	358
5.481% due 05/25/2042		285	281
5.500% due 03/01/2034 - 10/01/2037		237,388	232,566
5.950% due 02/25/2044		941	943
6.000% due 09/01/2019 - 10/01/2037		30,051	30,288
6.205% due 06/01/2043 - 09/01/2044		2,960	2,971
6.208% due 03/01/2044		6,124	6,165
7.320% due 11/01/2024		17	17
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023		835	829
4.500% due 12/01/2021 - 09/01/2022		6,200	5,970
4.547% due 01/01/2034		629	635
5.000% due 02/15/2020 - 09/01/2037		25,093	24,328
5.391% due 08/25/2031		171	172
5.500% due 05/15/2016		6,935	6,994
5.902% due 07/15/2019 - 10/15/2020		18,260	18,206
5.982% due 02/15/2019		1,358	1,355
6.000% due 09/01/2037		13,000	13,017
6.102% due 12/15/2030		457	457
6.205% due 10/25/2044 - 02/25/2045		14,837	14,825
Ginnie Mae
5.500% due 04/15/2037 - 09/15/2037		5,200	5,128
6.000% due 07/15/2037		1,500	1,510
6.500% due 09/15/2036 - 09/15/2037		21,901	22,394
Small Business Administration
4.504% due 02/01/2014		1,543	1,475
4.880% due 11/01/2024		3,464	3,409

Total U.S. Government Agencies (Cost $410,647)			412,156

U.S. TREASURY OBLIGATIONS 103.1%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		46,114	44,598
1.625% due 01/15/2015		3,377	3,232
1.875% due 07/15/2015		105,233	102,479
2.000% due 04/15/2012		22,142	21,988
2.000% due 01/15/2014		82,745	81,581
2.000% due 07/15/2014		99,430	98,117
2.000% due 01/15/2016		16,769	16,397
2.000% due 01/15/2026		89,079	85,098
2.375% due 04/15/2011		34,268	34,501
2.375% due 01/15/2025		90,265	91,090
2.375% due 01/15/2027		56,832	57,542
2.500% due 07/15/2016		20,292	20,675
2.625% due 07/15/2017		12,545	12,935
3.000% due 07/15/2012		108,057	112,498
3.375% due 01/15/2012		4,686	4,929
3.375% due 04/15/2032		1,875	2,291
3.500% due 01/15/2011		28,922	30,192
3.625% due 04/15/2028		63,221	77,031
3.875% due 01/15/2009		71,279	72,760
3.875% due 04/15/2029		66,807	84,855
4.250% due 01/15/2010		48,772	51,093

Total U.S. Treasury Obligations (Cost $1,102,846)			1,105,882

MORTGAGE-BACKED SECURITIES 10.4%
American Home Mortgage Investment Trust
5.281% due 09/25/2035		82	82
Arkle Master Issuer PLC
5.732% due 11/19/2007		1,300	1,300
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036		1,430	1,429
Banc of America Funding Corp.
4.614% due 02/20/2036		3,159	3,130
6.144% due 01/20/2047		1,347	1,351
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		174	176
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		3,788	3,729
4.550% due 08/25/2035		2,728	2,717
4.879% due 01/25/2035		8,460	8,365
Bear Stearns Alt-A Trust
5.507% due 09/25/2035		5,280	5,275
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		587	590
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036		5,100	5,080
5.700% due 01/25/2037		5,100	5,065
Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021		54	53
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		169	165
4.248% due 08/25/2035		879	859
4.700% due 12/25/2035		3,998	3,931
4.748% due 08/25/2035		1,095	1,085
4.900% due 12/25/2035		207	207
Countrywide Alternative Loan Trust
5.201% due 07/25/2046		55	55
5.311% due 05/25/2047		440	426
5.411% due 12/25/2035		99	98
5.576% due 09/20/2046		441	440
5.676% due 02/20/2047		1,289	1,258
Countrywide Home Loan Mortgage Pass-Through Trust
3.775% due 11/19/2033		238	231
5.471% due 06/25/2035		655	641
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		951	948
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.231% due 10/25/2036		845	845
First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034		863	856
First Horizon Asset Securities, Inc.
5.371% due 08/25/2035		989	984
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		6,762	6,680
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046		644	640
5.211% due 01/25/2047		4,896	4,784
5.351% due 06/25/2045		1,013	994
5.401% due 11/25/2045		570	561
GSR Mortgage Loan Trust
4.540% due 09/25/2035		2,216	2,194
Harborview Mortgage Loan Trust
5.722% due 05/19/2035		259	254
Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037		316	315
Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034		585	582
5.221% due 11/25/2046		738	734
5.231% due 01/25/2037		566	565
JPMorgan Mortgage Trust
5.010% due 07/25/2035		1,365	1,359
5.023% due 02/25/2035		3,488	3,381
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		700	685
Mellon Residential Funding Corp.
5.787% due 12/15/2030		903	895
6.102% due 11/15/2031		1,054	1,050
Merrill Lynch Floating Trust
5.822% due 06/15/2022		254	253
Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036		2,602	2,581
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		4,895	4,777
5.381% due 11/25/2035		1,241	1,208
6.131% due 10/25/2035		724	712
Residential Accredit Loans, Inc.
5.431% due 08/25/2035		338	329
Securitized Asset Sales, Inc.
7.594% due 11/26/2023		10	10
Sequoia Mortgage Trust
5.852% due 10/19/2026		317	314
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		649	656
5.535% due 08/25/2035		486	486
6.383% due 01/25/2035		328	329
Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036		572	569
5.231% due 09/25/2047		1,399	1,390
5.321% due 06/25/2036		304	298
5.752% due 07/19/2035		3,200	3,129
5.832% due 10/19/2034		226	226
Structured Asset Securities Corp.
5.181% due 05/25/2036		50	49
5.322% due 10/25/2035		638	632
TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036		107	107
5.241% due 01/25/2037		871	868
Thornburg Mortgage Securities Trust
5.241% due 03/25/2046		88	88
5.241% due 11/25/2046		4,296	4,244
5.251% due 10/25/2046		2,157	2,126
Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034		448	450
Washington Mutual, Inc.
5.391% due 11/25/2045		503	495
5.421% due 08/25/2045		52	52
5.421% due 10/25/2045		3,122	3,054
5.713% due 01/25/2047		1,889	1,868
5.777% due 07/25/2046		1,675	1,673
5.793% due 12/25/2046		245	241
5.983% due 02/25/2046		413	401
6.183% due 11/25/2042		98	98
6.483% due 11/25/2046		269	270
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034		518	509
4.110% due 06/25/2035		572	569

Total Mortgage-Backed Securities (Cost $111,977)			112,105

ASSET-BACKED SECURITIES 8.6%
Aames Mortgage Investment Trust
5.191% due 04/25/2036		43	43
Accredited Mortgage Loan Trust
5.291% due 09/25/2035		5	5
ACE Securities Corp.
5.181% due 07/25/2036		345	343
5.181% due 12/25/2036		273	271
Argent Securities, Inc.
5.181% due 10/25/2036		888	882
5.201% due 04/25/2036		224	224
5.211% due 03/25/2036		266	266
Asset-Backed Funding Certificates
5.191% due 11/25/2036		132	131
5.191% due 01/25/2037		3,552	3,533
5.481% due 06/25/2034		910	890
Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036		100	99
Bank One Issuance Trust
5.862% due 12/15/2010		600	600
Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036		138	137
5.211% due 12/25/2035		58	57
5.221% due 04/25/2036		184	184
5.331% due 09/25/2034		294	293
5.461% due 10/25/2032		58	56
5.461% due 01/25/2036		110	108
5.581% due 03/25/2043		178	177
Carrington Mortgage Loan Trust
5.181% due 01/25/2037		836	830
Centex Home Equity
5.181% due 06/25/2036		632	631
Chase Credit Card Master Trust
5.862% due 10/15/2010		500	500
5.862% due 02/15/2011		1,000	1,000
5.872% due 02/15/2010		300	300
Chase Issuance Trust
5.762% due 12/15/2010		400	400
Citibank Credit Card Issuance Trust
5.460% due 01/15/2010		1,505	1,505
Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036		321	319
5.211% due 12/25/2035		387	386
5.211% due 01/25/2037		1,639	1,627
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046		954	949
5.181% due 01/25/2037		524	523
5.181% due 05/25/2037		4,211	4,185
5.191% due 09/25/2046		342	341
5.201% due 07/25/2036		209	209
5.201% due 09/25/2036		104	104
5.201% due 06/25/2037		6,404	6,353
5.241% due 10/25/2046		843	840
5.261% due 07/25/2036		127	127
Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036		2,340	2,326
Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034		96	93
First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036		2,399	2,388
5.181% due 11/25/2036		1,912	1,885
5.181% due 12/25/2036		196	195
5.221% due 01/25/2036		778	776
5.381% due 04/25/2035		539	539
Fremont Home Loan Trust
5.181% due 10/25/2036		122	121
5.191% due 01/25/2037		454	449
5.301% due 01/25/2036		149	148
GSAMP Trust
5.171% due 10/25/2046		190	189
5.201% due 10/25/2036		74	72
5.201% due 12/25/2036		950	939
5.421% due 03/25/2034		175	175
GSR Mortgage Loan Trust
5.231% due 11/25/2030		195	193
HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036		253	252
Home Equity Asset Trust
5.211% due 05/25/2036		362	360
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008		276	276
HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036		222	220
5.181% due 12/25/2036		4,791	4,749
5.211% due 12/25/2035		443	441
Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036		301	300
5.191% due 04/25/2037		2,550	2,532
5.231% due 03/25/2036		30	30
JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036		149	149
5.181% due 07/25/2036		318	316
5.181% due 08/25/2036		812	806
5.181% due 10/25/2036		2,353	2,325
5.201% due 11/25/2036		172	171
5.341% due 06/25/2035		8	8
Lehman XS Trust
5.201% due 05/25/2046		338	338
5.211% due 04/25/2046		757	756
5.211% due 07/25/2046		537	535
5.211% due 11/25/2046		971	952
Long Beach Mortgage Loan Trust
5.161% due 06/25/2036		50	50
5.171% due 11/25/2036		140	140
5.191% due 05/25/2046		61	61
5.201% due 03/25/2036		39	39
5.211% due 02/25/2036		74	74
5.221% due 01/25/2046		199	198
5.685% due 08/25/2035		128	127
MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036		24	24
5.191% due 11/25/2036		2,153	2,140
5.211% due 01/25/2036		299	299
MBNA Credit Card Master Note Trust
5.505% due 09/15/2010		200	200
5.852% due 12/15/2011		100	100
Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037		274	273
5.181% due 05/25/2037		600	596
5.201% due 08/25/2036		1,871	1,865
5.201% due 07/25/2037		617	613
5.211% due 01/25/2037		35	35
Morgan Stanley ABS Capital I
5.161% due 06/25/2036		30	30
5.171% due 06/25/2036		68	68
5.171% due 07/25/2036		2,152	2,140
5.171% due 10/25/2036		503	499
5.181% due 09/25/2036		488	485
5.181% due 10/25/2036		324	322
Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036		128	127
Nationstar Home Equity Loan Trust
5.251% due 04/25/2037		1,878	1,866
Nelnet Student Loan Trust
5.182% due 09/25/2012		1,927	1,929
5.370% due 01/26/2015		303	303
5.450% due 07/25/2016		289	289
5.450% due 10/25/2016		239	239
Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		181	180
Nomura Asset Acceptance Corp.
5.271% due 01/25/2036		209	200
Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036		48	48
Option One Mortgage Loan Trust
5.171% due 02/25/2037		61	60
5.181% due 07/25/2036		65	65
Park Place Securities, Inc.
5.391% due 09/25/2035		40	39
Renaissance Home Equity Loan Trust
5.511% due 12/25/2032		81	80
Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036		192	191
Residential Asset Securities Corp.
5.171% due 06/25/2036		1,908	1,901
5.201% due 04/25/2036		49	49
5.201% due 11/25/2036		1,665	1,653
Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035		138	138
Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036		181	180
5.191% due 12/25/2036		9,110	9,039
SLM Student Loan Trust
5.330% due 10/25/2012		50	50
5.330% due 07/25/2013		259	259
5.340% due 04/25/2012		94	94
5.350% due 07/25/2017		610	609
Soundview Home Equity Loan Trust
5.161% due 07/25/2036		246	246
5.181% due 10/25/2036		663	659
5.191% due 11/25/2036		405	403
5.231% due 10/25/2036		168	168
5.361% due 06/25/2035		24	24
Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		95	94
5.176% due 11/25/2037		61	61
Structured Asset Investment Loan Trust
5.181% due 07/25/2036		101	100
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,349	1,334
5.181% due 10/25/2036		926	917
5.261% due 12/25/2035		427	426
Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		29	29
Wachovia Auto Owner Trust
5.337% due 06/20/2008		575	575
Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		807	800
Wells Fargo Home Equity Trust
5.181% due 01/25/2037		953	948

Total Asset-Backed Securities (Cost $92,748)			92,182

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
10.000% due 01/23/2012		350	409
Mexico Government International Bond
6.750% due 09/27/2034		900	981

Total Sovereign Issues (Cost $1,326)			1,390

FOREIGN CURRENCY-DENOMINATED ISSUES 4.9%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	543	654
France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,684	2,514
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	4,726
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		543	775
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	541,080	4,573
1.100% due 12/10/2016		937,180	8,072
1.200% due 06/10/2017		2,532,600	21,886
Pylon Ltd.
6.224% due 12/18/2008 (j)	EUR	700	1,005
8.624% due 12/18/2008 (j)		1,100	1,593
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)		500	735
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,906

Total Foreign Currency-Denominated Issues (Cost $50,726)			52,439

SHORT-TERM INSTRUMENTS 27.3%
Certificates of Deposit 3.9%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$5,900	5,902
Calyon Financial, Inc.
5.340% due 01/16/2009		1,800	1,801
Fortis Bank NY
5.265% due 06/30/2008		5,200	5,202
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,100	1,102
Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	700
Nordea N.A., Inc.
5.308% due 04/09/2009		2,300	2,300
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		1,900	1,898
Skandinav Enskilda BK
5.340% due 08/21/2008		5,600	5,595
Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		5,400	5,393
Societe Generale NY
5.270% due 03/26/2008		1,900	1,900
5.271% due 06/30/2008		5,600	5,602
Unicredito Italiano NY
5.506% due 05/29/2008		4,200	4,197

			41,892

Commercial Paper 22.0%
ANZ National International Ltd.
5.250% due 10/10/2007		27,700	27,664
Bank of Ireland
5.245% due 10/26/2007		28,200	28,097
Barclays U.S. Funding Corp.
5.260% due 10/09/2007		600	599
5.260% due 11/06/2007		1,000	995
DnB NORBank ASA
5.225% due 11/15/2007		27,700	27,519
5.225% due 11/20/2007		2,000	1,986
Fortis Funding LLC
5.125% due 10/01/2007		26,000	26,000
Freddie Mac
4.057% due 10/01/2007		3,900	3,900
General Electric Capital Corp.
5.250% due 10/16/2007		22,300	22,251
HBOS Treasury Services PLC
5.250% due 10/11/2007		2,000	1,997
5.250% due 11/01/2007		600	597
Swedbank AB
5.245% due 10/10/2007		27,700	27,664
UBS Finance Delaware LLC
4.750% due 10/01/2007		6,000	6,000
5.200% due 10/23/2007		19,700	19,637
5.230% due 10/15/2007		2,200	2,196
5.240% due 10/02/2007		700	700
5.245% due 10/10/2007		500	499
5.245% due 11/02/2007		2,700	2,688
Unicredito Italiano SpA
5.200% due 10/26/2007		10,500	10,462
Westpac Banking Corp.
5.225% due 11/13/2007		1,400	1,391
5.250% due 11/02/2007		23,100	22,992

			235,834

Repurchase Agreements 0.4%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		4,309	4,309
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.750% due 08/18/2009 valued at $4,397. Repurchase proceeds are $4,311.)

U.S. Treasury Bills 1.0%
3.953% due 11/29/2007 - 12/13/2007 (b)(d)(f)		10,540	10,433

Total Short-Term Instruments (Cost $292,494)			292,468

Purchased Options (h) 0.2% (Cost $2,150)			2,461
Total Investments (e) 208.5% (Cost $2,229,180)			$2,235,895
Written Options (i) (0.3%) (Premiums $2,696)			(2,780)
Other Assets and Liabilities (Net) (108.2%)			(1,160,577)

Net Assets 100%			$1,072,538

Notes to Schedule of Investments (amounts*, except number of contracts:)

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $4,206 have been pledged as collateral for swap and swaption contracts on September 30, 2007.

(e) As of September 30, 2007, portfolio securities with an aggregate value of $18,943 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $4,991 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	387	$288
90-Day Euribor June Futures	Short	06/2009	3	0
90-Day Euribor March Futures	Long	03/2009	7	8
90-Day Euribor September Futures	Short	09/2008	77	21
90-Day Eurodollar December Futures	Short	12/2007	28	7
90-Day Eurodollar December Futures	Long	12/2008	188	61
90-Day Eurodollar June Futures	Short	06/2008	35	(32)
90-Day Eurodollar June Futures	Long	06/2009	211	101
90-Day Eurodollar March Futures	Short	03/2008	28	(14)
90-Day Eurodollar March Futures	Long	03/2009	188	66
90-Day Eurodollar September Futures	Short	09/2008	49	(58)
90-Day Eurodollar September Futures	Long	09/2009	176	47
Euro-Bund 10-Year Bond December Futures	Short	12/2007	86	(44)
Japan Government 10-Year Bond December Futures	Long	12/2007	4	(13)
Japan Government 10-Year Bond December Futures	Short	12/2007	1	11
U.S. Treasury 5-Year Note December Futures	Short	12/2007	366	27
U.S. Treasury 10-Year Note December Futures	Short	12/2007	552	66
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	1,161	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	550	181
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	33	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	448	(120)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	19	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	208	4

				$610

(g) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	$3,400	$7
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%)	06/20/2012	600	(12)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%	09/20/2012	600	79
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.400%	09/20/2008	1,000	(15)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	2,900	(2)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	1,500	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	1,500	(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	1,500	3
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	5,900	(107)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%)	06/20/2012	2,300	(7)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	200	(1)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	200	(2)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%	09/20/2012	600	9
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%)	12/20/2012	1,000	(4)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	10,100	(96)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	500	1
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	300	4
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%	09/20/2012	300	5
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%)	12/20/2012	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%	06/20/2012	2,300	35
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%)	06/20/2012	500	10
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	500	(4)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%)	09/20/2012	900	(54)
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%)	12/20/2012	100	0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	300	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	1,400	(4)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	200	0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%	09/20/2012	100	2
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%	09/20/2012	700	9
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%)	09/20/2008	300	(4)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	3,000	(1)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	1,400	(2)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	1,400	3
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	6,000	(112)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%)	12/20/2012	1,400	(3)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	09/20/2008	2,500	(31)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	700	4
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%	09/20/2012	1,000	(9)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%)	09/20/2012	1,700	(4)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%)	09/20/2012	3,400	(7)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	1,000	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	2,000	(1)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%	06/20/2012	1,310	41
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%	09/20/2012	700	(5)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	300	0
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	700	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.425%	09/20/2008	1,500	(22)
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	1,400	1
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%	06/20/2012	1,900	44
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%	06/20/2012	1,770	52
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%	09/20/2012	1,000	13
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	500	(8)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%	06/20/2012	1,340	40
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%	06/20/2012	500	61
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%	09/20/2012	800	(2)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.300%	09/20/2012	5,100	723
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%	09/20/2012	600	(5)

						$617

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	13,700	$(8)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		1,700	2
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,700	(35)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		18,700	(135)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		46,200	(6)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(23)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		14,400	(9)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		1,800	3
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(13)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	14,400	(24)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		4,000	(49)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		24,200	(278)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	300	(4)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	56
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(11)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		300	(2)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		900	(7)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		3,400	23
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	46
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		1,900	(9)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	152
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,100	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,200	(30)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,800	(33)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,500	2
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	551
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,100	(15)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	79
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,700	16
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,700	5
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(360)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,700	413
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(50)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	127
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		4,900	6
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		4,300	129
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,500	488
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	(68)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		6,700	(52)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		1,100	(8)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		5,000	(212)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	1,520,000	(171)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		240,000	(18)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		230,000	(17)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,900,000	29
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	17,000	40
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		11,100	1
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		136,400	(160)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,300	(12)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		52,900	(52)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		20,900	(26)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$5,300	(30)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		5,000	(118)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		5,900	78
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		10,600	326
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		3,500	(21)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,000	(955)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,800	(19)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		36,600	368
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		4,600	137
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		6,500	(196)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		5,400	(177)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		5,700	(231)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		4,300	60
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		23,500	311
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,900	(109)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,400	41
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		100	(4)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		13,500	893
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		9,200	287
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		53,200	(2,033)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		4,600	303
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		184,000	1,436
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,700	(129)

							$477

(h) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$43,000	$241	$339
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	8,000	48	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,000	45	80

							$334	$439

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,600	$145	$382
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,600	145	42
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		5,200	274	404
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		5,200	274	203
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$14,600	384	87
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		14,600	384	903

						$1,606	$2,021

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$87.375	10/04/2007	$13,000	$2	$0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	52,700	6	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/08/2007	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	81.000	12/19/2007	105,000	25	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	81.000	10/23/2007	80,000	19	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	83.000	11/20/2007	75,000	18	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	66.000	12/19/2007	50,000	12	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.500	11/27/2007	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	10/23/2007	70,000	16	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	68.000	11/08/2007	60,000	14	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	66.000	11/27/2007	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	90.000	10/23/2007	100,000	24	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	80.000	11/08/2007	50,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	97.000	11/16/2007	71,000	17	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	83.500	11/27/2007	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	97.500	11/08/2007	40,000	9	0

				$210	$1

(i) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	122	$75	$46
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	142	38	29
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	142	26	31

				$139	$106

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$2,500	$121	$145
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,500	91	80
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,100	129	179
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,100	131	99
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	4,400	153	255
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	4,400	218	140
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	19,000	234	267
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	16,000	47	19
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	64
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	488	498
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	600

							$2,259	$2,346

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$3,000	$15	$18
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	3,000	15	3
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	2,400	4	5
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	2,400	4	3
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	1,000	4	6
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	1,000	5	1

							$47	$36

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$4,300	$54	$26
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	4,300	197	266

					$251	$292

(j) Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$4,158	$4,199	0.39%
Pylon Ltd.	6.224%	12/18/2008	12/11/2003	$850	$1,005	0.09%
Pylon Ltd.	8.624%	12/18/2008	12/11/2003	1,336	1,593	0.15%

				$6,344	$6,797	0.63%

(k) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$7,800	$7,471	$7,440
Fannie Mae	6.000%	10/01/2022	15,700	15,901	15,909
Freddie Mac	4.500%	10/01/2022	6,200	5,986	5,969
Freddie Mac	5.000%	10/01/2037	15,700	15,043	14,976
Freddie Mac	6.000%	10/01/2037	13,000	13,102	13,014
Ginnie Mae	5.500%	10/01/2037	5,200	5,146	5,128
Ginnie Mae	6.000%	10/01/2037	1,500	1,512	1,510
Ginnie Mae	6.500%	10/01/2037	21,900	22,352	22,383
Treasury Inflation Protected Securities	1.875%	07/15/2013	12,005	11,814	11,880
Treasury Inflation Protected Securities	2.375%	01/15/2017	53,222	53,541	53,971
U.S. Treasury Notes	3.625%	05/15/2013	300	290	296
U.S. Treasury Bonds	4.750%	08/15/2017	7,100	7,207	7,260
U.S. Treasury Bonds	4.750%	02/15/2037	100	98	99
U.S. Treasury Notes	4.875%	08/15/2016	19,800	20,523	20,430

				$179,986	$180,265

(3)	Market value includes $641 of interest payable on short sales.

(l) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	24,444	10/2007	$382	$0	$382
Sell		24,444	10/2007	0	(858)	(858)
Buy		1,601	11/2007	19	0	19
Buy		30,671	03/2008	882	0	882
Sell	CAD	753	11/2007	0	(14)	(14)
Sell	CHF	910	12/2007	0	(28)	(28)
Buy	CNY	92,519	01/2008	153	0	153
Sell		92,519	01/2008	4	(13)	(9)
Buy		92,514	03/2008	57	0	57
Sell		92,514	03/2008	0	(59)	(59)
Sell	EUR	9,472	10/2007	0	(615)	(615)
Sell	GBP	4,585	11/2007	0	(156)	(156)
Sell	JPY	4,724,223	10/2007	82	(223)	(141)
Buy	KRW	616,691	01/2008	4	0	4
Buy		3,077,249	05/2008	83	0	83
Buy	MXN	114,974	03/2008	2	(130)	(128)
Buy		170,612	07/2008	51	0	51
Buy	MYR	4,342	05/2008	0	(1)	(1)
Buy	PLN	11,607	07/2008	145	0	145
Buy	RUB	2,255	12/2007	4	0	4
Buy		122,658	01/2008	99	0	99
Buy		20,751	07/2008	6	0	6
Buy	SGD	5,963	10/2007	73	0	73
Sell		5,071	10/2007	0	(71)	(71)
Buy		244	02/2008	2	0	2
Buy		5,010	05/2008	70	0	70

				$2,118	$(2,168)	$(50)

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 50.9%
Fannie Mae
5.500% due 10/01/2037	$1,800	$1,763
6.000% due 09/01/2036 - 10/01/2037	744	746

Total U.S. Government Agencies (Cost $2,507)		2,509

U.S. TREASURY OBLIGATIONS 108.8%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2015	1,251	1,218
2.000% due 04/15/2012	410	407
2.000% due 01/15/2014	338	333
2.000% due 01/15/2026	472	451
2.375% due 01/15/2017	309	312
2.375% due 01/15/2025	1,545	1,559
2.375% due 01/15/2027	31	31
2.500% due 07/15/2016	1,030	1,050

Total U.S. Treasury Obligations (Cost $5,346)		5,361

SHORT-TERM INSTRUMENTS 84.4%
Commercial Paper 40.4%
Abbey National N.A. LLC
5.020% due 12/21/2007	100	99
Bank of Scotland
5.150% due 10/11/2007	100	100
Freddie Mac
4.580% due 11/07/2007	700	697
4.766% due 12/03/2007	600	594
ING U.S. Funding LLC
4.950% due 10/29/2007	100	100
Nordea N.A., Inc.
5.030% due 11/01/2007	100	99
Svenska Handelsbanken AB
4.970% due 10/22/2007	100	100
Swedbank AB
5.100% due 10/19/2007	100	100
UBS Finance Delaware LLC
5.050% due 11/07/2007	100	99

		1,988

Repurchase Agreements 42.3%
Credit Suisse Securities (USA) LLC
3.900% due 10/01/2007	1,200	1,200
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 5.125% due 06/30/2008 valued at $1,227. Repurchase proceeds are $1,200.)
Lehman Brothers, Inc.
3.750% due 10/01/2007	800	800
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $820. Repurchase proceeds are $800.)
State Street Bank and Trust Co.
4.400% due 10/01/2007	82	82
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2008 valued at $85. Repurchase proceeds are $82.)

		2,082

U.S. Treasury Bills 1.7%
3.981% due 11/29/2007 - 12/13/2007 (a)(c)	85	84

Total Short-Term Instruments (Cost $4,155)		4,154

Purchased Options (e) 0.0% (Cost $1)		0
Total Investments 244.1% (Cost $12,009)		$12,024
Written Options (f) (0.0%) (Premiums $1)		(1)
Other Assets and Liabilities (Net) (144.1%)		(7,097)

Net Assets 100.0%		$4,926

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $84 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$1
90-Day Euribor September Futures	Short	09/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	2	0
90-Day Eurodollar December Futures	Long	12/2008	1	0
90-Day Eurodollar June Futures	Long	06/2008	3	3
90-Day Eurodollar June Futures	Long	06/2009	3	5
90-Day Eurodollar March Futures	Short	03/2008	1	(1)
90-Day Eurodollar March Futures	Long	03/2009	2	3
90-Day Eurodollar September Futures	Long	09/2009	1	0
Euro-Bund 10-Year Bond December Futures	Short	12/2007	1	1
Euro-Bund December Futures Call Options Strike @ EUR 125.000	Long	12/2007	1	0
U.S. Treasury 5-Year Note December Futures	Short	12/2007	5	(1)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	5	(4)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	5	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1	0

				$2

(d) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	$100	$2
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%	09/20/2012	100	1
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	100	(1)

						$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	100	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		300	0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	200	1
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011	EUR	100	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	100	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		100	7
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	30,000	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,000	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		$100	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		100	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		200	13

							$22

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	831	$155

(e) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.000	11/20/2007	6	$0	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	129.000	11/20/2007	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	3	0	0

				$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 12/01/2037	$86.000	12/05/2007	$300	$0	$0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	500	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	78.000	10/26/2007	400	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	81.000	12/19/2007	670	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2012	80.500	12/05/2007	200	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	72.000	12/21/2007	1,200	1	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	81.000	10/26/2007	300	0	0

				$1	$0

(f) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	2	$1	$1

(g) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	11/01/2037	$1,500	$1,469	$1,469
Treasury Inflation Protected Securities	2.375%	04/15/2011	210	211	211

				$1,680	$1,680

(h) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	165	10/2007	$2	$0	$2
Sell		165	10/2007	0	(3)	(3)
Buy		65	11/2007	1	0	1
Buy		4	03/2008	0	0	0
Buy		89	07/2008	3	0	3
Sell	CHF	5	12/2007	0	0	0
Buy	CNY	381	01/2008	1	0	1
Sell		381	01/2008	0	0	0
Buy		440	03/2008	0	0	0
Sell		440	03/2008	0	0	0
Sell	EUR	25	10/2007	0	(2)	(2)
Sell	GBP	18	11/2007	0	(1)	(1)
Sell	JPY	238	10/2007	0	0	0
Buy	KRW	8,266	01/2008	0	0	0
Buy		13,801	05/2008	0	0	0
Buy	MXN	524	03/2008	0	(1)	(1)
Buy		786	07/2008	0	0	0
Buy	MYR	20	05/2008	0	0	0
Buy	PLN	69	07/2008	1	0	1
Buy	RUB	410	01/2008	0	0	0
Buy		303	07/2008	0	0	0
Buy	SGD	36	10/2007	1	0	1
Sell		23	10/2007	0	0	0
Buy		1	02/2008	0	0	0
Buy		22	05/2008	0	0	0

				$9	$(7)	$2

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.2%
Banking & Finance 9.0%
American Express Bank FSB
5.196% due 06/22/2009	$10	$10
American International Group, Inc.
5.400% due 01/29/2010	200	201
Bear Stearns Cos., Inc.
5.584% due 02/23/2010	100	98
Citigroup, Inc.
5.409% due 05/02/2008	250	250
Ford Motor Credit Co.
5.625% due 10/01/2008	100	98
General Electric Capital Corp.
5.420% due 10/06/2010	100	99
5.440% due 05/10/2010	100	100
Goldman Sachs Group, Inc.
5.300% due 06/23/2009	200	199
5.485% due 10/05/2007	100	100
HSBC Finance Corp.
5.824% due 09/15/2008	100	100
Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	100	97
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	100	103
Metropolitan Life Global Funding I
5.560% due 05/17/2010	100	99
Morgan Stanley
5.470% due 02/09/2009	100	99
National Australia Bank Ltd.
5.765% due 09/11/2009	100	100
Rabobank Nederland
5.380% due 01/15/2009	200	200
Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	100	100

		2,053

Industrials 5.4%
Albertson’s, Inc.
6.950% due 08/01/2009	100	101
CSC Holdings, Inc.
7.250% due 07/15/2008	100	100
Enterprise Products Operating LP
4.000% due 10/15/2007	30	30
Forest Oil Corp.
8.000% due 06/15/2008	100	101
HJ Heinz Co.
6.428% due 12/01/2008	100	102
Home Depot, Inc.
5.819% due 12/16/2009	100	99
Honeywell International, Inc.
5.410% due 07/27/2009	100	100
Service Corp. International
6.500% due 03/15/2008	100	100
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	100	100
Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	97
Transocean, Inc.
5.869% due 09/05/2008	100	100
Walt Disney Co.
5.824% due 09/10/2009	100	100
Xerox Corp.
9.750% due 01/15/2009	100	105

		1,235

Utilities 1.8%
Enel Finance International S.A.
5.700% due 01/15/2013	100	101
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	98
Midwest Generation LLC
8.300% due 07/02/2009	69	70
Ohio Edison Co.
4.000% due 05/01/2008	30	30
SEMCO Energy, Inc.
7.125% due 05/15/2008	100	101

		400

Total Corporate Bonds & Notes (Cost $3,698)		3,688

U.S. GOVERNMENT AGENCIES 34.0%
Fannie Mae
5.000% due 07/25/2020 - 02/01/2037	567	544
5.191% due 12/25/2036	77	76
5.251% due 03/25/2034	33	33
5.281% due 08/25/2034	11	11
5.481% due 05/25/2042	24	23
5.500% due 11/01/2016 - 10/01/2037	3,093	3,032
6.000% due 06/01/2017 - 10/01/2037	2,363	2,367
6.205% due 07/01/2044	28	28
6.208% due 03/01/2044	100	100
7.252% due 10/01/2031	11	11
Freddie Mac
3.500% due 03/15/2022	49	49
5.000% due 01/15/2018	52	52
5.171% due 12/25/2036	185	184
5.500% due 08/15/2030	2	2
5.982% due 02/15/2019	388	387
6.102% due 06/15/2031	63	63
6.205% due 10/25/2044 - 02/25/2045	612	613
6.405% due 07/25/2044	116	116
9.500% due 12/01/2019	17	18
Ginnie Mae
6.000% due 02/20/2032 - 03/20/2032	46	46

Total U.S. Government Agencies (Cost $7,813)		7,755

MORTGAGE-BACKED SECURITIES 10.1%
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	26	27
Banc of America Mortgage Securities, Inc.
7.420% due 07/20/2032	2	2
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	72	72
4.613% due 01/25/2034	14	14
4.750% due 10/25/2035	185	183
Bear Stearns Alt-A Trust
5.507% due 09/25/2035	59	59
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	98	98
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	61	60
Countrywide Alternative Loan Trust
5.411% due 02/25/2037	148	144
5.646% due 05/20/2046	36	36
Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	59	58
CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	86	86
5.640% due 05/25/2032	3	3
5.953% due 03/25/2032	18	18
First Republic Mortgage Loan Trust
6.052% due 08/15/2032	42	42
Greenpoint Mortgage Funding Trust
5.351% due 06/25/2045	87	85
GSR Mortgage Loan Trust
4.540% due 09/25/2035	74	73
Harborview Mortgage Loan Trust
5.722% due 05/19/2035	97	95
Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	63	63
Indymac Index Mortgage Loan Trust
5.231% due 01/25/2037	57	57
JPMorgan Mortgage Trust
5.023% due 02/25/2035	209	203
Mellon Residential Funding Corp.
5.787% due 12/15/2030	22	22
Merrill Lynch Floating Trust
5.822% due 06/15/2022	85	84
Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	37	37
MLCC Mortgage Investors, Inc.
6.131% due 10/25/2035	34	34
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	102	0
Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	82	80
5.361% due 05/25/2045	114	111
5.752% due 07/19/2035	14	13
5.832% due 09/19/2032	12	12
Structured Asset Securities Corp.
5.181% due 05/25/2036	50	50
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	81	80
5.251% due 03/25/2046	100	99
Washington Mutual, Inc.
5.671% due 12/25/2027	35	36
5.983% due 02/25/2046	52	50
5.983% due 08/25/2046	73	72
6.183% due 11/25/2042	45	45
6.383% due 06/25/2042	11	11

Total Mortgage-Backed Securities (Cost $2,328)		2,314

ASSET-BACKED SECURITIES 10.3%
ACE Securities Corp.
5.181% due 12/25/2036	68	68
5.211% due 02/25/2036	36	36
Argent Securities, Inc.
5.201% due 04/25/2036	12	12
Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	50	50
Bank One Issuance Trust
5.862% due 12/15/2010	200	200
Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	69	69
5.211% due 10/25/2036	76	75
5.221% due 04/25/2036	26	26
5.461% due 10/25/2032	4	4
Chase Credit Card Master Trust
5.862% due 02/15/2011	100	100
Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	100	100
Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	148	147
5.201% due 06/25/2036	41	41
5.201% due 07/25/2036	19	19
5.201% due 08/25/2036	18	18
5.291% due 02/25/2036	47	47
5.611% due 12/25/2031	4	4
5.871% due 05/25/2032	1	1
CS First Boston Mortgage Securities Corp.
6.245% due 08/25/2032	3	3
First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 12/25/2036	65	65
5.201% due 01/25/2036	9	9
5.221% due 01/25/2036	29	29
Fremont Home Loan Trust
5.191% due 01/25/2037	76	75
GSAMP Trust
5.251% due 12/25/2035	18	18
Home Equity Asset Trust
5.211% due 05/25/2036	33	33
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	79	78
Irwin Home Equity Corp.
5.671% due 07/25/2032	4	4
JPMorgan Mortgage Acquisition Corp.
5.181% due 10/25/2036	71	70
Lehman XS Trust
5.201% due 05/25/2046	38	37
Long Beach Mortgage Loan Trust
5.171% due 11/25/2036	70	70
5.201% due 03/25/2036	8	8
5.221% due 01/25/2046	40	40
5.685% due 08/25/2035	21	21
MASTR Asset-Backed Securities Trust
5.181% due 11/25/2036	74	73
5.211% due 01/25/2036	31	31
Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	46	45
5.201% due 02/25/2037	26	26
Morgan Stanley ABS Capital I
5.201% due 02/25/2036	18	18
Nelnet Student Loan Trust
5.450% due 07/25/2016	41	41
New Century Home Equity Loan Trust
5.391% due 06/25/2035	31	30
Option One Mortgage Loan Trust
5.171% due 02/25/2037	60	60
Quest Trust
5.691% due 06/25/2034	1	1
Renaissance Home Equity Loan Trust
5.491% due 11/25/2034	18	17
5.571% due 08/25/2033	14	14
5.631% due 12/25/2033	71	69
Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036	6	6
5.211% due 02/25/2036	6	6
Residential Asset Securities Corp.
5.211% due 01/25/2036	9	9
Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	18	18
Saxon Asset Securities Trust
5.401% due 01/25/2032	1	1
SLC Student Loan Trust
5.538% due 02/15/2015	98	98
SLM Student Loan Trust
5.330% due 07/25/2013	37	37
Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	61	61
Structured Asset Investment Loan Trust
5.181% due 07/25/2036	51	50
Structured Asset Securities Corp.
5.421% due 01/25/2033	4	4
Wells Fargo Home Equity Trust
5.371% due 10/25/2035	48	48

Total Asset-Backed Securities (Cost $2,354)		2,340

	Shares
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	100	100

Total Preferred Stocks (Cost $103)		100

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 43.4%
Certificates of Deposit 4.4%
Bank of Ireland
5.400% due 01/15/2010	$100	100
Barclays Bank PLC
5.470% due 08/10/2009	200	200
Calyon Financial, Inc.
5.340% due 01/16/2009	100	100
Fortis Bank NY
5.300% due 09/30/2008	100	100
Nordea Bank Finland PLC
5.282% due 12/01/2008	100	100
5.308% due 05/28/2008	100	100
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	100	100
Skandinav Enskilda BK
5.340% due 08/21/2008	100	96
Societe Generale NY
5.270% due 03/26/2008	100	100

		996

Commercial Paper 19.6%
Barclays U.S. Funding Corp.
5.260% due 11/06/2007	1,000	995
DnB NORBank ASA
5.225% due 11/20/2007	600	596
Freddie Mac
4.000% due 10/01/2007	600	600
Intesa Funding LLC
5.180% due 10/01/2007	600	600
Svenska Handelsbanken AB
5.250% due 11/08/2007	500	497
Swedbank AB
5.540% due 10/17/2007	600	598
UBS Finance Delaware LLC
4.750% due 10/01/2007	600	600

		4,486

Repurchase Agreements 18.6%
Credit Suisse Securities (USA) LLC
3.900% due 10/01/2007	4,000	4,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 5.125% due 06/30/2008 valued at $4,090. Repurchase proceeds are $4,001.)
State Street Bank and Trust Co.
4.400% due 10/01/2007	248	248
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 4.625% due 02/29/2008 valued at $256. Repurchase proceeds are $248.)

		4,248

U.S. Treasury Bills 0.8%
4.043% due 11/29/2007 - 12/13/2007 (b)(d)	175	173

Total Short-Term Instruments (Cost $9,908)		9,903

Purchased Options (f) 0.1% (Cost $16)		33
Total Investments (c) 114.5% (Cost $26,220)		$26,133
Written Options (g) (0.1%) (Premiums $12)		(17)
Other Assets and Liabilities (Net) (14.4%)		(3,289)

Net Assets 100.00%		$22,827

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) As of September 30, 2007, portfolio securities with an aggregate value of $184 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $173 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	12	$12
90-Day Eurodollar March Futures	Long	03/2008	11	10
Euro-Schatz December Futures	Short	12/2007	9	2
U.S. Treasury 10-Year Note December Futures	Short	12/2007	10	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	16	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	13	(24)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	20	3

				$3

(e) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	$100	$0
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.850%	09/20/2012	400	6

						$6

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012	EUR	100	$(1)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		300	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		600	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	600	0
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$300	(13)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(17)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		700	0

							$(33)

(f) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$1,000	$3	$4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	500	3	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	700	3	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	800	3	9

							$16	$33

(g) Written options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$200	$2	$2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	200	2	3
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	300	4	5
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	300	4	7

							$12	$17

(h) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	11/15/2014	$300	$298	$302
U.S. Treasury Notes	5.000%	02/15/2011	200	206	208

				$504	$510

(2)	Market value includes $7 of interest payable on short sales.

(i) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	131	11/2007	$1	$0	$1
Buy		175	03/2008	13	0	13
Buy	CLP	10,534	11/2007	1	0	1
Buy	CNY	1,791	01/2008	0	0	0
Sell		1,791	01/2008	0	(1)	(1)
Buy		2,916	03/2008	1	0	1
Sell		2,916	03/2008	0	(2)	(2)
Buy	EUR	14	10/2007	1	0	1
Sell	GBP	76	11/2007	0	(3)	(3)
Buy	KRW	73,886	11/2007	1	0	1
Buy		73,191	01/2008	0	0	0
Buy	MXN	866	03/2008	1	0	1
Buy		894	07/2008	0	0	0
Buy	NOK	347	12/2007	5	0	5
Buy	PLN	107	03/2008	0	0	0
Buy		337	07/2008	4	0	4
Buy	RUB	7,775	12/2007	11	0	11
Buy		2,021	07/2008	1	0	1
Buy	SGD	212	10/2007	2	0	2
Buy	ZAR	213	03/2008	1	0	1

				$43	$(6)	$37

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 33.1%
Banking & Finance 20.3%
American Express Bank FSB
5.196% due 06/22/2009	$30	$30
American Honda Finance Corp.
5.410% due 02/09/2010	30	30
Bank of America Corp.
6.000% due 09/01/2017	10	10
Bear Stearns Cos., Inc.
5.630% due 05/18/2010	30	29
Caterpillar Financial Services Corp.
5.570% due 05/18/2009	30	30
Citigroup Funding, Inc.
5.136% due 04/23/2009	50	50
Credit Suisse First Boston
5.758% due 08/15/2010	30	30
Ford Motor Credit Co.
6.625% due 06/16/2008	100	99
7.250% due 10/25/2011	30	28
General Electric Capital Corp.
5.628% due 08/15/2011	50	50
Goldman Sachs Group, Inc.
5.690% due 07/23/2009	30	30
HSBC Finance Corp.
5.630% due 05/10/2010	30	30
5.810% due 11/16/2009	20	20
JPMorgan Chase & Co.
5.400% due 05/07/2010	30	30
Lehman Brothers Holdings, Inc.
5.630% due 11/16/2009	30	29
6.200% due 09/26/2014	10	10
Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	30	30
Morgan Stanley
5.189% due 11/21/2008	30	30
SLM Corp.
5.500% due 07/27/2009	30	29
Wachovia Corp.
5.671% due 12/01/2009	30	30

		654

Industrials 7.5%
Amgen, Inc.
5.585% due 11/28/2008	30	30
DaimlerChrysler N.A. Holding Corp.
5.886% due 10/31/2008	38	38
Home Depot, Inc.
5.819% due 12/16/2009	20	19
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	30	33
Time Warner, Inc.
5.730% due 11/13/2009	100	99
Walt Disney Co.
5.824% due 09/10/2009	20	20

		239

Utilities 5.3%
AT&T, Inc.
5.460% due 02/05/2010	100	100
Ohio Power Co.
5.540% due 04/05/2010	30	30
TXU Electric Delivery Co.
6.069% due 09/16/2008	30	29
Verizon Communications, Inc.
5.410% due 04/03/2009	10	10

		169

Total Corporate Bonds & Notes (Cost $1,071)		1,062

U.S. GOVERNMENT AGENCIES 59.1%
Fannie Mae
4.500% due 06/25/2043	7	7
5.000% due 12/25/2016 - 10/01/2037	334	320
5.500% due 10/01/2037	400	392
6.000% due 10/01/2037	1,000	1,001
Freddie Mac
4.250% due 09/15/2024	18	17
5.902% due 08/15/2019 - 10/15/2020	133	133
5.982% due 02/15/2019	29	29

Total U.S. Government Agencies (Cost $1,910)		1,899

U.S. TREASURY OBLIGATIONS 11.3%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	110	106
1.875% due 07/15/2013	34	34
2.000% due 07/15/2014	55	54
2.375% due 04/15/2011	11	11
2.625% due 07/15/2017	10	10
3.500% due 01/15/2011	143	150

Total U.S. Treasury Obligations (Cost $366)		365

MORTGAGE-BACKED SECURITIES 4.4%
Bear Stearns Structured Products, Inc.
5.793% due 12/26/2046	30	30
Countrywide Alternative Loan Trust
5.331% due 06/25/2037	27	26
Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	16	16
4.796% due 11/25/2034	13	12
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 03/25/2037	21	21
GS Mortgage Securities Corp. II
5.888% due 03/06/2020	11	11
Harborview Mortgage Loan Trust
5.150% due 07/19/2035	19	19
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	6	6

Total Mortgage-Backed Securities (Cost $142)		141

ASSET-BACKED SECURITIES 23.4%
American Express Credit Account Master Trust
5.752% due 01/18/2011	30	30
5.862% due 09/15/2010	30	30
Bank One Issuance Trust
5.872% due 06/15/2010	30	30
Bear Stearns Asset-Backed Securities, Inc.
5.221% due 06/25/2047	26	26
BNC Mortgage Loan Trust
5.231% due 05/25/2037	27	27
Chase Credit Card Master Trust
5.862% due 07/15/2010	30	30
Citibank Credit Card Issuance Trust
5.530% due 02/07/2010	30	30
Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	26	26
5.201% due 01/25/2037	25	25
5.211% due 12/25/2035	14	14
5.241% due 03/25/2037	27	27
Countrywide Asset-Backed Certificates
5.211% due 10/25/2037	27	27
5.311% due 09/25/2036	30	29
First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 10/25/2036	21	20
5.181% due 11/25/2036	23	23
First USA Credit Card Master Trust
5.774% due 04/18/2011	30	30
Fremont Home Loan Trust
5.231% due 05/25/2036	29	29
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	5	5
Long Beach Mortgage Loan Trust
5.211% due 02/25/2036	6	5
MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	16	16
5.211% due 05/25/2037	24	24
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	30	30
5.872% due 08/16/2010	30	30
Morgan Stanley ABS Capital I
5.171% due 01/25/2037	25	25
5.181% due 10/25/2036	21	20
Nationstar Home Equity Loan Trust
5.251% due 04/25/2037	27	27
Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	24	24
Soundview Home Equity Loan Trust
5.211% due 06/25/2037	25	25
Structured Asset Securities Corp.
5.231% due 01/25/2037	23	23
USAA Auto Owner Trust
5.337% due 07/11/2008	18	18
Wells Fargo Home Equity Trust
5.231% due 03/25/2037	26	26

Total Asset-Backed Securities (Cost $755)		751

SHORT-TERM INSTRUMENTS 32.3%
Certificates of Deposit 3.4%
Dexia S.A.
5.079% due 09/29/2008	30	30
Fortis Bank NY
5.300% due 09/30/2008	30	30
Skandinaviska Enskilda Banken AB
5.350% due 02/13/2009	10	10
Societe Generale NY
5.270% due 03/26/2008	40	40

		110

Commercial Paper 18.7%
Freddie Mac
4.000% due 10/01/2007	500	500
UBS Finance Delaware LLC
5.200% due 10/23/2007	100	100

		600

Repurchase Agreements 3.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007	112	112
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $115. Repurchase proceeds are $112.)

U.S. Treasury Bills 6.8%
3.892% due 11/29/2007 - 12/13/2007 (a)(d)	220	218

Total Short-Term Instruments (Cost $1,040)		1,040

Purchased Options (f) 0.0% (Cost $2)		1
Total Investments (c) 163.6% (Cost $5,286)		$5,259
Written Options (g) (0.0%) (Premiums $0)		0
Other Assets and Liabilities (Net) (63.6%)		(2,044)

Net Assets 100.0%		$3,215

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of September 30, 2007, portfolio securities with an aggregate value of $30 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $218 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	11	$15
90-Day Eurodollar March Futures	Long	03/2009	2	0
90-Day Eurodollar September Futures	Long	09/2008	8	14
E-mini Russell 2000 Index December Futures	Long	12/2007	39	95
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	4

				$130

(e) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	$30	$0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	30	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	30	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	30	0

						$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	30	$0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	100	1
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		$100	2

							$3

(f) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.500	11/20/2007	1	$0	$0
Put - CME E-mini Russell 2000 Index December Futures	540.000	11/16/2007	13	1	0
Put - CME E-mini Russell 2000 Index December Futures	550.000	11/16/2007	19	1	1

				$2	$1

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 10/01/2037	$83.000	10/04/2007	$200	$0	$0
Put - OTC Fannie Mae 5.000% due 11/01/2037	81.000	11/06/2007	100	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	84.000	12/05/2007	400	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	96.000	12/12/2007	140	0	0
Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.500	12/15/2007	110	0	0

				$0	$0

(g) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	1	$0	$0

(h) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8	10/2007	$0	$0	$0
Buy	BRL	174	10/2007	8	0	8
Sell		174	10/2007	0	(6)	(6)
Buy		4	11/2007	0	0	0
Buy		8	03/2008	0	0	0
Buy		174	07/2008	6	0	6
Buy	CAD	10	11/2007	0	0	0
Buy	EUR	70	10/2007	5	0	5
Sell	GBP	13	11/2007	0	(1)	(1)
Buy	INR	136	10/2007	0	0	0
Sell		136	10/2007	0	0	0
Buy		250	05/2008	0	0	0
Buy	JPY	2,271	10/2007	1	0	1
Sell		2,260	10/2007	0	0	0
Buy	KRW	5,011	01/2008	0	0	0
Buy		1,850	05/2008	0	0	0
Buy		3,036	08/2008	0	0	0
Buy	MXN	81	03/2008	0	0	0
Buy		33	07/2008	0	0	0
Buy	MYR	17	05/2008	0	0	0
Buy	PHP	367	05/2008	0	0	0
Buy	PLN	6	03/2008	0	0	0
Buy		54	07/2008	1	0	1
Buy	RUB	547	01/2008	1	0	1
Buy		52	07/2008	0	0	0
Buy	SGD	12	10/2007	0	0	0
Sell		12	10/2007	0	0	0
Buy		3	02/2008	0	0	0
Buy		12	05/2008	0	0	0

				$22	$(7)	$15

See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	$100	$96

Total Bank Loan Obligations (Cost $100)		96

CORPORATE BONDS & NOTES 37.7%
Banking & Finance 27.0%
American Express Bank FSB
5.556% due 10/20/2009	200	199
American Express Credit Corp.
5.880% due 11/09/2009	200	199
American Honda Finance Corp.
5.410% due 02/09/2010	900	898
American International Group, Inc.
5.802% due 06/16/2009	800	805
Bank of America Corp.
5.608% due 06/19/2009	800	797
Bank of Ireland
5.608% due 12/19/2008	900	900
Bear Stearns Cos., Inc.
5.630% due 07/16/2009	900	893
Capital One Financial Corp.
6.004% due 09/10/2009	100	99
CIT Group, Inc.
5.000% due 11/24/2008	300	294
Citigroup Funding, Inc.
5.200% due 06/26/2009	100	100
Citigroup, Inc.
4.200% due 12/20/2007	2,500	2,494
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,700	1,411
Export-Import Bank of Korea
5.770% due 11/16/2010	1,900	1,906
Ford Motor Credit Co.
4.950% due 01/15/2008	100	99
6.625% due 06/16/2008	3,100	3,077
General Electric Capital Corp.
5.390% due 10/26/2009	400	398
5.400% due 01/05/2009	200	200
5.628% due 08/15/2011	800	791
Goldman Sachs Group, Inc.
5.248% due 03/30/2009	200	199
5.610% due 11/16/2009	900	898
HSBC Finance Corp.
6.538% due 11/13/2007	100	100
ICICI Bank Ltd.
5.900% due 01/12/2010	300	298
Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	300	296
5.580% due 07/18/2011	100	96
5.630% due 11/16/2009	500	488
Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	500	498
5.400% due 10/23/2008	200	199
5.701% due 12/04/2009	200	199
Morgan Stanley
5.450% due 01/15/2010	500	494
Osiris Capital PLC
8.210% due 01/15/2010	500	505
Rockies Express Pipeline LLC
6.448% due 08/20/2009	200	200
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	600	600
Spinnaker Capital Ltd.
17.194% due 06/15/2008	300	315
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	900	901
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	200	198
Wachovia Corp.
5.490% due 10/15/2011	900	891
Wells Fargo & Co.
5.764% due 03/10/2008	200	200
Westpac Banking Corp.
5.758% due 06/06/2008	100	100
World Savings Bank FSB
5.396% due 05/08/2009	850	851

		24,086

Industrials 7.6%
Albertson’s, Inc.
6.950% due 08/01/2009	300	305
Anadarko Petroleum Corp.
6.094% due 09/15/2009	200	199
DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	100	99
General Electric Co.
5.764% due 12/09/2008	200	200
General Mills, Inc.
5.490% due 01/22/2010	100	100
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	200	202
Hospira, Inc.
5.678% due 03/30/2010	200	198
JC Penney Corp., Inc.
7.375% due 08/15/2008	100	101
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379
Pemex Project Funding Master Trust
6.180% due 12/03/2012	700	700
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109
Southern Natural Gas Co.
6.700% due 10/01/2007	500	500
Time Warner, Inc.
5.730% due 11/13/2009	900	890
Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,100	1,092
Transocean, Inc.
5.869% due 09/05/2008	200	200
Weyerhaeuser Co.
6.210% due 09/24/2009	200	201
Xerox Corp.
9.750% due 01/15/2009	300	315

		6,790

Utilities 3.1%
America Movil SAB de C.V.
5.300% due 06/27/2008	200	200
AT&T, Inc.
5.460% due 02/05/2010	100	100
5.785% due 11/14/2008	100	100
CMS Energy Corp.
9.875% due 10/15/2007	1,300	1,303
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	200	201
Qwest Corp.
8.944% due 06/15/2013	700	751
Telecom Italia Capital S.A.
5.836% due 02/01/2011	100	100

		2,755

Total Corporate Bonds & Notes (Cost $33,966)		33,631

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018	827	813
6.000% due 04/01/2016 - 11/01/2033	187	190
8.000% due 05/01/2030 - 09/01/2031	33	34
Federal Home Loan Bank
8.300% due 02/27/2012	500	487
Freddie Mac
5.500% due 08/15/2030	4	4
5.902% due 07/15/2019 - 10/15/2020	3,140	3,131
5.982% due 02/15/2019	1,067	1,064
6.000% due 07/01/2016 - 09/01/2037	1,826	1,833
6.500% due 10/25/2043	441	455
Ginnie Mae
4.000% due 07/16/2027	1	1
6.125% due 11/20/2029	105	106
6.375% due 02/20/2027	124	125
8.000% due 04/15/2027 - 12/15/2029	55	59
8.500% due 04/20/2030	2	3

Total U.S. Government Agencies (Cost $8,365)		8,305

U.S. TREASURY OBLIGATIONS 13.0%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008 (e)	11,604	11,593

Total U.S. Treasury Obligations (Cost $11,680)		11,593

MORTGAGE-BACKED SECURITIES 6.6%
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	79	79
Banc of America Funding Corp.
4.112% due 05/25/2035	432	424
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	171	173
Bear Stearns Adjustable Rate Mortgage Trust
5.302% due 02/25/2033	115	117
Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	271	270
Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	71	71
Countrywide Alternative Loan Trust
5.311% due 05/25/2047	176	170
5.983% due 02/25/2036	320	311
6.000% due 10/25/2033	274	267
CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	95	95
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	220	219

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	161	160
Harborview Mortgage Loan Trust
5.592% due 01/19/2038	236	235
5.692% due 01/19/2038	339	332
Impac CMB Trust
6.265% due 10/25/2033	19	18
Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	123	122
Merrill Lynch Floating Trust
5.822% due 06/15/2022	763	759
Morgan Stanley Capital I
5.812% due 10/15/2020	63	63
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	175	176
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	107	107
Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	281	280
5.411% due 02/25/2036	143	139
5.752% due 07/19/2035	125	123
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	162	160
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	146	145
Washington Mutual, Inc.
5.777% due 12/25/2046	851	852

Total Mortgage-Backed Securities (Cost $5,935)		5,867

ASSET-BACKED SECURITIES 6.8%
Argent Securities, Inc.
5.191% due 05/25/2036	135	134
Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	322	318
Citigroup Mortgage Loan Trust, Inc.
5.191% due 01/25/2037	343	341
5.201% due 01/25/2036	112	112
5.241% due 08/25/2036	600	592
Countrywide Asset-Backed Certificates
5.181% due 07/25/2037	772	768
Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	584	580
First Franklin Mortgage Loan
Asset-Backed Certificates
5.171% due 01/25/2038	312	310
5.181% due 11/25/2036	229	226
HSBC Asset Loan Obligation
5.191% due 12/25/2036	741	739
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	79	78
Long Beach Mortgage Loan Trust
5.171% due 11/25/2036	491	489
5.211% due 02/25/2036	161	161
5.411% due 10/25/2034	5	5
Morgan Stanley ABS Capital I
5.171% due 10/25/2036	63	62
Option One Mortgage Loan Trust
5.181% due 01/25/2037	143	143
Residential Asset Securities Corp.
5.201% due 11/25/2036	200	199
Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	253	251
Soundview Home Equity Loan Trust
5.211% due 01/25/2037	255	254
Structured Asset Securities Corp.
5.181% due 10/25/2036	199	197
Wells Fargo Home Equity Trust
5.251% due 12/25/2035	120	119

Total Asset-Backed Securities (Cost $6,119)		6,078

SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.775% due 11/22/2012	500	498

Total Sovereign Issues (Cost $500)		498

	Shares
PREFERRED STOCKS 2.1%
DG Funding Trust
7.448% due 12/31/2049	173	1,859

Total Preferred Stocks (Cost $1,823)		1,859

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 21.3%
Certificates of Deposit 1.5%
Calyon Financial, Inc.
5.340% due 01/16/2009	$300	300
5.395% due 06/29/2010	30	30
Fortis Bank NY
5.265% due 04/28/2008	200	200
Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100
Skandinav Enskilda BK
5.700% due 02/04/2008	600	600
Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009	100	100

		1,330

Commercial Paper 15.1%
Bank of Scotland PLC
5.050% due 01/28/2008	2,400	2,359
Cox Communications, Inc.
6.002% due 01/15/2008	800	787
Freddie Mac
4.057% due 10/01/2007	1,200	1,200
Intesa Funding LLC
5.180% due 10/01/2007	2,400	2,400
Rabobank USA Financial Corp.
5.000% due 10/01/2007	2,400	2,400
Svenska Handelsbanken AB
5.100% due 12/19/2007	1,900	1,878
UBS Finance Delaware LLC
4.750% due 10/01/2007	2,400	2,400

		13,424

Repurchase Agreements 2.8%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,511	2,511
(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $2,564. Repurchase proceeds are $2,512.)

U.S. Treasury Bills 1.9%
4.300% due 11/29/2007 - 12/13/2007 (b)(e)	1,710	1,695

Total Short-Term Instruments (Cost $18,975)		18,960

Purchased Options (g) 0.2%		199
(Cost $109)
Total Investments (d) 97.7% (Cost $87,572)		$87,086
Written Options (h) (0.2%) (Premiums $137)		(174)
Other Assets and Liabilities (Net) 2.5%		2,234

Net Assets 100.0%		$89,146

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of September 30, 2007, portfolio securities with an aggregate value of $1,626 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $13,288 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	122	$71
90-Day Eurodollar June Futures	Long	06/2008	92	87
90-Day Eurodollar June Futures	Long	06/2009	43	(9)
90-Day Eurodollar March Futures	Long	03/2009	48	(6)
90-Day Eurodollar September Futures	Long	09/2008	79	83
90-Day Eurodollar September Futures	Long	09/2009	43	(9)
90-Day Euroyen December Futures	Long	12/2007	17	4
S&P 500 Index December Futures	Long	12/2007	210	3,685
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	38	17
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	7	13
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	11	15

				$3,959

(f) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$200	$0
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	1,000	(19)
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	1,000	(2)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	200	(2)
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%	12/20/2012	500	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	100	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	400	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	500	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.100%	06/20/2008	1,000	0
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	100	0
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	300	2
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	700	8
Goldman Sachs & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.200%	11/20/2007	300	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	600	0
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	100	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	500	1
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	300	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	300	1
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	100	0
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	300	0

						$(4)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	400	$0
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		300	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		200	2
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	2
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,000	19
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		400	3
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		2,600	(9)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	1,800	(17)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	24
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		300	0

							$33

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus .030%	05/15/2008	5,593	$271

(g) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index December Futures	$850.000	12/20/2007	140	$4	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$5,000	$14	$18
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	6,900	38	54
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	8,900	44	91
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	34

							$105	$197

(h) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	57	$14	$21
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	57	18	13

				$32	$34

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$1,000	$12	$11
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,000	37	39
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	66
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	8	24

							$105	$140

(i) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	298	10/2007	$16	$0	$16
Buy	BRL	9,257	10/2007	247	0	247
Sell		9,257	10/2007	0	(168)	(168)
Buy		1,502	03/2008	104	0	104
Buy		4,629	07/2008	142	0	142
Buy	CAD	266	11/2007	4	0	4
Buy	CNY	3,241	10/2007	9	0	9
Sell		3,241	10/2007	0	(2)	(2)
Buy		914	11/2007	2	0	2
Sell		914	11/2007	0	(1)	(1)
Buy		1,818	01/2008	0	0	0
Sell		1,818	01/2008	0	(2)	(2)
Buy	EUR	577	10/2007	39	0	39
Sell	GBP	395	11/2007	0	(13)	(13)
Buy	IDR	617,400	05/2008	0	(3)	(3)
Buy	INR	2,491	10/2007	2	0	2
Sell		2,491	10/2007	0	(3)	(3)
Buy		6,631	05/2008	8	0	8
Buy	JPY	85,629	10/2007	7	0	7
Sell		90,817	10/2007	2	0	2
Buy	KRW	385,589	01/2008	0	(1)	(1)
Buy		146,360	05/2008	2	0	2
Buy		245,553	08/2008	5	0	5
Buy	MXN	3,426	03/2008	1	(1)	0
Buy		325	07/2008	0	0	0
Buy	MYR	835	05/2008	0	(2)	(2)
Buy	NZD	46	10/2007	3	0	3
Buy	PHP	9,129	05/2008	2	0	2
Buy	PLN	768	07/2008	11	0	11
Buy	RUB	1,156	11/2007	3	0	3
Buy		7,505	12/2007	14	0	14
Buy		10,146	01/2008	12	0	12
Buy		788	07/2008	0	0	0
Buy	SGD	615	10/2007	11	0	11
Sell		597	10/2007	0	(8)	(8)
Buy		703	02/2008	6	0	6
Buy		590	05/2008	8	0	8

				$660	$(204)	$456

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 27.2%
Banking & Finance 21.1%
American Express Centurion Bank
5.819% due 05/07/2008	$30	$30
Bank of America Corp.
5.608% due 06/19/2009	30	30
6.000% due 09/01/2017	10	10
Bank of America N.A.
5.704% due 06/12/2009	40	40
Bank of Ireland
5.696% due 12/18/2009	20	20
Bear Stearns Cos., Inc.
5.630% due 07/16/2009	40	40
BNP Paribas
5.186% due 06/29/2049	30	28
Caterpillar Financial Services Corp.
5.570% due 05/18/2009	40	40
Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	100	100
Ford Motor Credit Co.
6.625% due 06/16/2008	100	99
7.250% due 10/25/2011	40	37
General Electric Capital Corp.
5.420% due 10/06/2010	20	20
5.460% due 10/21/2010	20	20
5.628% due 08/15/2011	50	49
Goldman Sachs Group, Inc.
5.300% due 06/23/2009	30	30
5.610% due 11/16/2009	10	10
5.625% due 01/15/2017	20	19
HSBC Finance Corp.
5.630% due 05/10/2010	40	40
JPMorgan Chase & Co.
5.179% due 06/26/2009	40	40
Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	30	30
5.450% due 04/03/2009	10	10
6.200% due 09/26/2014	10	10
Merrill Lynch & Co., Inc.
5.585% due 08/22/2008	30	30
Morgan Stanley
5.189% due 11/21/2008	40	40
RBS Capital Trust III
5.512% due 09/29/2049	60	56
Wachovia Corp.
5.410% due 10/28/2008	30	30
Wells Fargo & Co.
5.270% due 03/23/2010	30	30

		938

Industrials 4.3%
Amgen, Inc.
5.585% due 11/28/2008	40	40
Anadarko Petroleum Corp.
6.094% due 09/15/2009	30	30
EchoStar DBS Corp.
5.750% due 10/01/2008	20	20
Home Depot, Inc.
5.819% due 12/16/2009	20	20
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	20	23
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	10	11
Time Warner, Inc.
5.875% due 11/15/2016	10	10
Transocean, Inc.
5.869% due 09/05/2008	10	10
Westfield Group
5.700% due 10/01/2016	30	29

		193

Utilities 1.8%
BellSouth Corp.
5.658% due 08/15/2008	30	30
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10
TXU Electric Delivery Co.
6.069% due 09/16/2008	40	39

		79

Total Corporate Bonds & Notes (Cost $1,221)		1,210

U.S. GOVERNMENT AGENCIES 51.6%
Fannie Mae
4.443% due 06/01/2035	18	18
4.462% due 09/01/2035	17	17
4.632% due 10/01/2035	9	9
4.638% due 09/01/2035	15	14
4.657% due 12/01/2033	8	8
4.694% due 12/01/2033	4	4
4.832% due 06/01/2035	16	16
4.989% due 06/01/2035	15	15
5.500% due 08/01/2035 - 05/01/2037 (c)	1,062	1,041
5.500% due 03/01/2036 - 10/01/2037	664	651
Freddie Mac
4.364% due 09/01/2035	4	4
4.588% due 09/01/2035	14	14
4.710% due 08/01/2035	16	15
4.906% due 11/01/2034	14	14
5.000% due 12/15/2020	3	3
5.500% due 09/01/2037	200	196
5.902% due 08/15/2019 - 10/15/2020	152	152
5.982% due 02/15/2019	97	97
6.205% due 02/25/2045	4	4

Total U.S. Government Agencies (Cost $2,294)		2,292

U.S. TREASURY OBLIGATIONS 6.4%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	110	106
1.875% due 07/15/2013	45	45
2.000% due 07/15/2014	77	76
2.375% due 04/15/2011	10	11
2.625% due 07/15/2017	10	10
3.500% due 01/15/2011	36	37

Total U.S. Treasury Obligations (Cost $286)		285

MORTGAGE-BACKED SECURITIES 11.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	11	11
Bear Stearns Adjustable Rate Mortgage Trust
5.708% due 07/25/2034	7	7
Countrywide Alternative Loan Trust
5.311% due 05/25/2047	26	26
Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	22	22
4.796% due 11/25/2034	17	16
Harborview Mortgage Loan Trust
3.942% due 06/19/2034	100	99
5.150% due 07/19/2035	26	26
Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	20	20
Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	6	7
JPMorgan Mortgage Trust
5.023% due 02/25/2035	28	27
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	70	70
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	30	30
TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	25	25
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	25	24
Washington Mutual, Inc.
5.983% due 02/25/2046	21	20
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	8	8
4.991% due 10/25/2035	65	64

Total Mortgage-Backed Securities (Cost $500)		502

ASSET-BACKED SECURITIES 7.7%
ACE Securities Corp.
5.181% due 12/25/2036	24	24
Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	23	23
Chase Credit Card Master Trust
5.862% due 02/15/2011	10	10
Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037	29	28
5.211% due 12/25/2035	13	12
Countrywide Asset-Backed Certificates
5.201% due 06/25/2037	31	31
First NLC Trust
5.201% due 08/25/2037	20	20
First USA Credit Card Master Trust
5.774% due 04/18/2011	40	40
Lehman XS Trust
5.201% due 05/25/2046	11	11
Long Beach Mortgage Loan Trust
5.211% due 02/25/2036	7	7
5.411% due 10/25/2034	1	1
Morgan Stanley ABS Capital I
5.181% due 10/25/2036	20	20
Nationstar Home Equity Loan Trust
5.251% due 04/25/2037	36	36
Residential Asset Securities Corp.
5.201% due 11/25/2036	20	20
SLM Student Loan Trust
5.330% due 07/25/2013	15	15
Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	21	21
USAA Auto Owner Trust
5.337% due 07/11/2008	24	24

Total Asset-Backed Securities (Cost $344)		343

SHORT-TERM INSTRUMENTS 32.8%
Certificates of Deposit 2.3%
Barclays Bank PLC
5.281% due 03/17/2008	40	40
Fortis Bank NY
5.265% due 06/30/2008	10	10
Nordea Bank Finland PLC
5.308% due 05/28/2008	30	30
Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009	10	10
Societe Generale NY
5.270% due 03/26/2008	10	10

		100

Commercial Paper 2.3%
Freddie Mac
4.000% due 10/01/2007	100	100

Repurchase Agreements 21.4%
Lehman Brothers, Inc.
3.750% due 10/01/2007	700	700
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $715. Repurchase proceeds are $700.)
State Street Bank and Trust Co.
4.400% due 10/01/2007	250	250
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $256. Repurchase proceeds are $250.)

		950

U.S. Treasury Bills 6.8%
3.841% due 11/29/2007 - 12/13/2007 (a)(d)	305	302

Total Short-Term Instruments (Cost $1,453)		1,452

Purchased Options (f) 0.0%		0
(Cost $0)
Total Investments 137.0% (Cost $6,098)		$6,084
Written Options (g) (0.0%) (Premiums $1)		(1)
Other Assets and Liabilities (Net) (37.0%)		(1,642)

Net Assets 100.0%		$4,441

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) On September 30, 2007, securities valued at $1,041 were pledged as collateral for reverse repurchase agreements.

(d) Securities with an aggregate market value of $302 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	8	$7
90-Day Eurodollar December Futures	Long	12/2009	1	2
90-Day Eurodollar June Futures	Long	06/2008	13	14
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2009	2	1
90-Day Eurodollar March Futures	Long	03/2010	1	2
90-Day Eurodollar September Futures	Long	09/2008	4	6
90-Day Eurodollar September Futures	Long	09/2009	1	2
E-mini S&P 500 Index December Futures	Long	12/2007	12	56
S&P 500 Index December Futures	Long	12/2007	9	224
U.S. Treasury 10-Year Note December Futures	Long	12/2007	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	4

				$321

(e) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$40	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	40	0
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.150%	09/20/2012	100	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	40	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	40	0

						$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	100	$0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	40	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	100	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,000	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	100	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		$100	2

							$3

(f) Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index December Futures	$800.000	12/20/2007	8	$0	$0
Put - CME S&P 500 Index December Futures	650.000	12/21/2007	3	0	0

				$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$83.500	10/04/2007	$300	$0	$0

(g) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	1	1	1

				$1	$1

(h) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17	10/2007	$1	$0	$1
Buy	BRL	65	10/2007	8	0	8
Sell		164	10/2007	0	(6)	(6)
Buy		82	03/2008	5	0	5
Buy		164	07/2008	5	0	5
Buy	CAD	14	11/2007	0	0	0
Buy	CNY	34	11/2007	0	0	0
Sell		34	11/2007	0	0	0
Buy	EUR	43	10/2007	3	0	3
Sell		3	10/2007	0	0	0
Sell	GBP	15	11/2007	0	(1)	(1)
Buy	INR	183	10/2007	0	0	0
Sell		183	10/2007	0	0	0
Buy		1,380	05/2008	2	0	2
Buy	JPY	3,445	10/2007	1	0	1
Sell		3,370	10/2007	0	0	0
Buy	KRW	5,380	01/2008	0	0	0
Buy		3,554	05/2008	0	0	0
Buy		13,492	08/2008	0	0	0
Buy	MXN	147	03/2008	0	0	0
Buy		141	07/2008	0	0	0
Buy	MYR	24	05/2008	0	0	0
Buy	NZD	2	10/2007	0	0	0
Buy	PHP	459	05/2008	0	0	0
Buy	PLN	8	03/2008	0	0	0
Buy		64	07/2008	1	0	1
Buy	RUB	222	12/2007	1	0	1
Buy		709	01/2008	1	0	1
Buy		104	07/2008	0	0	0
Buy	SEK	20	12/2007	0	0	0
Buy	SGD	29	10/2007	1	0	1
Sell		28	10/2007	0	0	0
Buy		5	02/2008	0	0	0
Buy		28	05/2008	0	0	(1)

				$29	$(7)	$22

See Accompanying Notes

Schedule of Investments

Total Return Portfolio

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.1%
Cablevision Corp.
7.569% due 02/24/2013		$7	$7
CSC Holdings, Inc.
6.875% due 02/24/2013		2,561	2,530
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		18,000	18,002
Fresenius Medical Care Capital Trust
6.573% due 03/22/2013		964	948
6.805% due 03/22/2013		49	48
6.880% due 03/22/2013		197	194
6.972% due 03/22/2013		345	340
HCA, Inc.
7.198% due 11/16/2012		4,948	4,812
Kinder Morgan, Inc.
6.575% due 11/24/2013		10,000	9,733
SLM Corp.
6.000% due 06/30/2008		8,100	8,073

Total Bank Loan Obligations (Cost $44,335)			44,687

CORPORATE BONDS & NOTES 25.4%
Banking & Finance 19.7%
AIG-Fp Matched Funding Corp.
5.694% due 06/16/2008		6,200	6,191
American Express Bank FSB
5.556% due 10/20/2009		6,800	6,766
5.762% due 10/16/2008		8,100	8,079
6.000% due 09/13/2017		3,900	3,888
American Express Centurion Bank
5.819% due 05/07/2008		6,200	6,190
5.826% due 06/12/2009		9,100	9,063
6.000% due 09/13/2017		3,900	3,888
American Express Credit Corp.
5.880% due 11/09/2009		6,700	6,668
American International Group, Inc.
5.050% due 10/01/2015		1,300	1,243
5.802% due 06/16/2009		5,400	5,437
6.250% due 03/15/2087		2,100	1,983
Bank of America Corp.
5.370% due 11/06/2009		4,000	3,985
5.736% due 09/18/2009		6,100	6,105
6.000% due 09/01/2017		7,000	7,176
Bank of America N.A.
5.505% due 02/27/2009		5,200	5,187
5.646% due 12/18/2008		1,000	999
6.000% due 10/15/2036		2,100	2,067
Barclays Bank PLC
5.450% due 09/12/2012		40,000	40,278
Bear Stearns Cos., Inc.
5.288% due 03/30/2009		7,100	7,033
5.590% due 08/21/2009		18,300	17,862
5.630% due 05/18/2010		12,200	11,914
5.660% due 01/30/2009		7,180	7,116
BNP Paribas
5.186% due 06/29/2049		15,600	14,319
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	4,137
CIT Group, Inc.
5.510% due 01/30/2009		13,700	13,219
5.640% due 08/17/2009		7,100	6,784
5.748% due 12/19/2008		2,400	2,324
Citigroup Funding, Inc.
5.136% due 04/23/2009		4,000	3,996
5.200% due 06/26/2009		5,300	5,295
5.714% due 12/08/2008		2,000	2,001
Citigroup, Inc.
5.228% due 12/28/2009		5,300	5,282
5.240% due 12/26/2008		21,880	21,873
5.500% due 08/27/2012		9,100	9,211
6.125% due 08/25/2036		15,000	14,898
Credit Agricole S.A.
5.505% due 05/28/2009		5,900	5,906
5.555% due 05/28/2010		6,800	6,809
DBS Bank Ltd.
5.750% due 05/16/2017		1,000	1,002
Deutsche Bank AG
6.000% due 09/01/2017		12,400	12,583
DnB NORBank ASA
5.430% due 10/13/2009		5,700	5,704
Export-Import Bank of China
4.875% due 07/21/2015		900	864
Export-Import Bank of Korea
4.125% due 02/10/2009		140	138
5.711% due 06/01/2009		8,500	8,513
Ford Motor Credit Co.
5.800% due 01/12/2009		4,200	4,058
7.375% due 10/28/2009		5,000	4,905
General Electric Capital Corp.
5.390% due 10/26/2009		12,500	12,441
5.400% due 01/05/2009		11,000	10,972
5.420% due 10/06/2010		4,600	4,548
5.430% due 01/20/2010		5,400	5,377
5.460% due 10/21/2010		14,360	14,210
5.628% due 08/15/2011		14,200	14,032
General Motors Acceptance Corp.
6.360% due 09/23/2008		3,900	3,843
GMAC LLC
6.000% due 12/15/2011		1,100	1,016
Goldman Sachs Group, Inc.
5.248% due 03/30/2009		8,700	8,668
5.250% due 12/23/2008		1,600	1,595
5.300% due 12/22/2008		4,800	4,787
5.300% due 06/23/2009		13,070	13,031
5.460% due 07/29/2008		6,000	5,993
5.470% due 11/10/2008		7,100	7,088
6.250% due 09/01/2017		14,900	15,254
HBOS PLC
5.920% due 09/29/2049		1,100	997
HBOS Treasury Services PLC
5.400% due 07/17/2009		10,400	10,381
HSBC Bank USA N.A.
5.864% due 06/10/2009		7,700	7,667
HSBC Finance Corp.
5.420% due 10/21/2009		4,500	4,476
5.809% due 12/05/2008		5,900	5,893
5.824% due 09/15/2008		3,600	3,599
HSBC Holdings PLC
6.500% due 05/02/2036		2,300	2,331
John Deere Capital Corp.
5.410% due 07/15/2008		6,400	6,406
JPMorgan Chase & Co.
5.179% due 06/26/2009		4,900	4,899
5.400% due 05/07/2010		9,700	9,670
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		8,000	8,093
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		1,200	1,124
Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008		800	791
5.450% due 04/03/2009		5,300	5,218
5.580% due 07/18/2011		4,800	4,599
5.600% due 08/21/2009		11,900	11,620
5.630% due 11/10/2009		4,500	4,394
5.630% due 11/16/2009		15,260	14,897
5.645% due 05/25/2010		5,200	5,072
Longpoint Re Ltd.
10.944% due 05/08/2010		2,900	2,973
Merrill Lynch & Co., Inc.
5.240% due 12/22/2008		3,500	3,489
5.400% due 10/23/2008		7,500	7,480
5.406% due 05/08/2009		3,500	3,488
5.560% due 07/25/2011		8,500	8,365
5.665% due 08/14/2009		6,200	6,160
5.701% due 12/04/2009		7,300	7,247
MetLife, Inc.
6.400% due 12/15/2036		1,700	1,622
Metropolitan Life Global Funding I
5.125% due 11/09/2011		8,200	8,218
5.560% due 05/17/2010		15,200	15,084
Morgan Stanley
5.189% due 11/21/2008		4,900	4,877
5.410% due 05/07/2009		8,700	8,634
5.450% due 01/15/2010		8,200	8,100
5.470% due 02/09/2009		14,600	14,517
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	666
Mystic Re Ltd.
15.541% due 06/07/2011		3,000	3,117
National Australia Bank Ltd.
5.765% due 09/11/2009		5,300	5,313
Osiris Capital PLC
10.360% due 01/15/2010		3,100	3,142
Petroleum Export Ltd.
5.265% due 06/15/2011		829	829
Phoenix Quake Ltd.
7.810% due 07/03/2008		800	804
Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008		800	802
Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008		400	385
Residential Capital LLC
7.595% due 05/22/2009		7,900	6,725
Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010		1,500	1,552
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,130
Royal Bank of Scotland Group PLC
5.410% due 07/21/2008		11,400	11,393
Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008		6,900	6,896
5.729% due 11/20/2009		10,900	10,863
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,100	3,812
State Street Capital Trust IV
6.694% due 06/15/2037		1,000	909
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,153
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	311
USB Capital IX
6.189% due 04/15/2049		900	901
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008		6,000	5,948
Wachovia Bank N.A.
5.190% due 06/27/2008		6,300	6,296
5.250% due 03/23/2009		7,100	7,092
5.330% due 10/03/2008		8,800	8,785
Wachovia Corp.
5.671% due 12/01/2009		4,400	4,390
Wells Fargo & Co.
5.794% due 09/15/2009		2,415	2,414
Westpac Banking Corp.
5.758% due 06/06/2008		4,000	3,997
World Savings Bank FSB
5.746% due 03/02/2009		7,900	7,927
ZFS Finance USA Trust I
5.875% due 05/09/2032		4,400	4,204

			769,931

Industrials 3.5%
Amgen, Inc.
5.585% due 11/28/2008		14,000	14,018
Anadarko Petroleum Corp.
6.094% due 09/15/2009		10,000	9,947
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,542
6.450% due 09/15/2037		2,400	2,497
BP AMI Leasing, Inc.
5.210% due 06/26/2009		13,600	13,607
CODELCO, Inc.
6.150% due 10/24/2036		700	685
Comcast Corp.
5.660% due 07/14/2009		7,700	7,665
5.875% due 02/15/2018		1,700	1,675
6.450% due 03/15/2037		1,700	1,684
DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009		6,300	6,250
6.053% due 03/13/2009		2,900	2,882
El Paso Corp.
6.750% due 05/15/2009		6,000	6,061
7.800% due 08/01/2031		1,000	1,020
7.875% due 06/15/2012		5,000	5,254
9.625% due 05/15/2012		800	889
Gaz Capital for Gazprom
6.212% due 11/22/2016		1,200	1,192
HJ Heinz Co.
6.428% due 12/01/2008		1,100	1,118
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		100	116
Peabody Energy Corp.
7.875% due 11/01/2026		2,200	2,337
Pemex Project Funding Master Trust
5.750% due 12/15/2015		2,300	2,313
8.000% due 11/15/2011		100	109
8.625% due 02/01/2022		1,200	1,486
9.500% due 09/15/2027		55	75
Rohm & Haas Co.
6.000% due 09/15/2017		3,700	3,718
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		6,000	6,567
Time Warner, Inc.
5.730% due 11/13/2009		6,600	6,526
Transocean, Inc.
5.869% due 09/05/2008		6,200	6,190
United Airlines, Inc.
6.071% due 03/01/2013		3,313	3,330
8.030% due 07/01/2011 (a)		465	545
Vale Overseas Ltd.
6.250% due 01/23/2017		1,300	1,321
6.875% due 11/21/2036		1,300	1,346
Wal-Mart Stores, Inc.
5.594% due 06/16/2008		14,200	14,208
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,070

			136,243

Utilities 2.2%
AT&T, Inc.
5.460% due 02/05/2010		3,600	3,589
5.785% due 11/14/2008		4,200	4,205
BellSouth Corp.
4.240% due 04/26/2021		5,500	5,469
5.658% due 08/15/2008		10,200	10,193
Enel Finance International S.A.
6.250% due 09/15/2017		19,000	19,105
Entergy Gulf States, Inc.
5.700% due 06/01/2015		8,300	8,092
6.000% due 12/01/2012		6,500	6,485
Korea Electric Power Corp.
5.125% due 04/23/2034		90	88
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	664
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,381
TPSA Finance BV
7.750% due 12/10/2008		120	124
TXU Energy Co. LLC
6.194% due 09/16/2008		12,200	12,221
Verizon Communications, Inc.
5.410% due 04/03/2009		14,500	14,515

			87,131

Total Corporate Bonds & Notes (Cost $998,160)			993,305

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,858
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,150	1,096

Total Municipal Bonds & Notes (Cost $4,817)			4,954

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008		10,000	9,869

Total Commodity Index-Linked Notes (Cost $10,000)			9,869

U.S. GOVERNMENT AGENCIES 61.1%
Fannie Mae
4.000% due 10/01/2018		398	376
4.500% due 02/01/2035 - 06/25/2043		9,550	9,413
4.673% due 05/25/2035		1,300	1,293
4.725% due 04/01/2035		2,730	2,713
4.734% due 04/01/2035		3,938	3,914
4.836% due 08/01/2035		6,165	6,168
5.000% due 02/25/2017 - 10/01/2037		235,852	226,163
5.000% due 07/01/2019 - 08/01/2037 (f)		127,648	122,648
5.191% due 12/25/2036 - 07/25/2037		14,952	14,789
5.481% due 03/25/2044		5,746	5,701
5.481% due 03/25/2044 - 10/01/2037		812,499	797,132
5.500% due 03/01/2034 - 09/01/2037 (f)		488,324	479,125
5.572% due 11/01/2035		293	293
5.573% due 10/01/2032		1,522	1,523
6.000% due 04/01/2016 - 10/01/2037		280,796	281,293
6.118% due 09/01/2034		2,377	2,415
6.205% due 06/01/2043 - 07/01/2044		6,653	6,681
6.260% due 12/01/2036		2,392	2,423
6.405% due 09/01/2040		52	52
6.500% due 06/01/2029 - 05/01/2037		57,914	58,987
7.000% due 04/25/2023 - 06/01/2032		3,291	3,410
7.226% due 09/01/2039		103	104
7.257% due 11/01/2025		2	2
7.282% due 01/01/2025		39	40
Federal Housing Administration
7.430% due 01/25/2023		52	52
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018		2,230	2,153
5.000% due 04/01/2018 - 09/01/2035		16,200	15,959
5.500% due 04/01/2033 - 09/01/2037		28,194	27,614
5.500% due 08/01/2037 - 09/01/2037 (f)		98,675	96,636
5.902% due 07/15/2019 - 10/15/2020		127,997	127,616
5.982% due 02/15/2019		45,303	45,186
6.000% due 07/01/2016 - 11/01/2033		5,882	5,925
6.000% due 09/01/2037 (f)		14,000	14,019
6.052% due 05/15/2036		4,966	4,972
6.202% due 11/15/2030		30	30
6.205% due 02/25/2045		780	785
6.252% due 09/15/2030		28	28
6.500% due 03/01/2013 - 03/01/2034		894	920
7.000% due 06/15/2023		1,787	1,836
7.340% due 07/01/2027		2	2
7.420% due 07/01/2030		2	1
7.425% due 01/01/2028		2	2
7.500% due 07/15/2030 - 03/01/2032		256	266
8.500% due 08/01/2024		14	15
Ginnie Mae
5.500% due 07/20/2030 - 09/15/2033		537	530
5.750% due 02/20/2032		694	697
5.896% due 06/20/2030		1	1
5.996% due 09/20/2030		24	24
6.000% due 05/15/2037 - 06/15/2037		3,996	4,022
6.125% due 10/20/2029 - 11/20/2029		251	254
6.352% due 02/16/2030		241	243
6.375% due 04/20/2026 - 05/20/2030		109	110
6.500% due 03/15/2031 - 04/15/2032		237	243
Small Business Administration
5.130% due 09/01/2023		71	71
6.030% due 02/01/2012		4,783	4,862
6.290% due 01/01/2021		172	178
6.344% due 08/01/2011		623	636
7.449% due 08/01/2010		7	7
7.500% due 04/01/2017		1,025	1,065
8.017% due 02/10/2010		75	78

Total U.S. Government Agencies (Cost $2,398,522)			2,383,696

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		4,171	4,112
2.000% due 01/15/2026		7,221	6,898
2.375% due 04/15/2011		8,803	8,863
2.375% due 01/15/2025		7,293	7,360
2.375% due 01/15/2027		65,383	66,201
2.625% due 07/15/2017		12,563	12,954
3.625% due 04/15/2028		1,545	1,883

Total U.S. Treasury Obligations (Cost $106,322)			108,271

MORTGAGE-BACKED SECURITIES 8.4%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,313	3,275
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		395	389
4.875% due 06/10/2039		355	354
Banc of America Funding Corp.
4.112% due 05/25/2035		4,825	4,738
Banc of America Mortgage Securities, Inc.
4.150% due 10/25/2033		4,652	4,588
4.341% due 05/25/2033		9,856	9,881
6.500% due 10/25/2031		1,263	1,279
6.500% due 09/25/2033		475	479
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		17,165	17,001
4.771% due 11/25/2034		3,723	3,682
4.779% due 01/25/2034		2,794	2,819
4.955% due 01/25/2035		4,852	4,802
5.035% due 04/25/2033		1,232	1,226
5.070% due 11/25/2034		11,225	11,138
5.302% due 02/25/2033		314	320
5.605% due 02/25/2033		279	278
5.708% due 07/25/2034		5,582	5,614
6.282% due 11/25/2030		9	8
Bear Stearns Alt-A Trust
5.374% due 05/25/2035		6,592	6,605
5.507% due 09/25/2035		3,814	3,810
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036		8,007	7,976
5.700% due 01/25/2037		5,100	5,065
5.793% due 12/26/2046		4,600	4,580
Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021		2,087	2,082
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,713	1,685
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		6,337	6,377
Countrywide Alternative Loan Trust
4.673% due 08/25/2034		100	99
5.311% due 05/25/2047		5,194	5,026
Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035		12,690	12,564
4.796% due 11/25/2034		6,926	6,847
5.250% due 02/20/2036		1,956	1,946
5.401% due 05/25/2034		230	230
CS First Boston Mortgage Securities Corp.
6.890% due 06/25/2032		44	44
First Nationwide Trust
6.750% due 08/21/2031		36	36
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046		6,439	6,398
5.211% due 01/25/2047		6,437	6,291
Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033		6,048	6,005
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	910
GS Mortgage Securities Corp. II
5.396% due 08/10/2038		905	902
5.888% due 03/06/2020		8,317	8,243
GSR Mortgage Loan Trust
4.540% due 09/25/2035		20,753	20,555
5.251% due 11/25/2035		7,797	7,462
Harborview Mortgage Loan Trust
5.150% due 07/19/2035		5,806	5,776
5.592% due 01/19/2038		9,310	9,267
5.692% due 01/19/2038		13,408	13,098
5.722% due 05/19/2035		1,362	1,334
Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037		4,105	4,101
Indymac ARM Trust
6.605% due 01/25/2032		6	6
Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046		3,814	3,794
JPMorgan Mortgage Trust
5.023% due 02/25/2035		5,650	5,477
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021		1,357	1,357
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		6,600	6,516
Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036		3,643	3,613
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		515	510
MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035		1,329	1,320
6.131% due 10/25/2035		1,966	1,931
Morgan Stanley Capital I
4.050% due 01/13/2041		530	521
5.812% due 10/15/2020		3,075	3,061
Prime Mortgage Trust
5.531% due 02/25/2019		219	219
5.531% due 02/25/2034		1,050	1,038
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,147	1,151
Structured Asset Mortgage Investments, Inc.
5.752% due 07/19/2035		7,521	7,393
5.832% due 09/19/2032		170	170
Structured Asset Securities Corp.
6.063% due 02/25/2032		24	24
6.150% due 07/25/2032		24	24
Thornburg Mortgage Securities Trust
5.241% due 11/25/2046		5,511	5,446
Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020		10,543	10,535
5.842% due 09/15/2021		19,582	19,511
Washington Mutual, Inc.
5.421% due 10/25/2045		1,419	1,388
6.183% due 11/25/2042		1,030	1,034
6.383% due 08/25/2042		2,376	2,388
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035		8,914	8,719
4.950% due 03/25/2036		7,999	7,908
4.995% due 12/25/2034		6,656	6,598

Total Mortgage-Backed Securities (Cost $328,653)			328,837

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp.
5.181% due 12/25/2036		2,183	2,168
American Express Credit Account Master Trust
5.862% due 09/15/2010		35,400	35,417
Amortizing Residential Collateral Trust
5.401% due 06/25/2032		323	323
Argent Securities, Inc.
5.181% due 09/25/2036		2,180	2,170
Asset-Backed Funding Certificates
5.191% due 11/25/2036		6,040	6,006
5.191% due 01/25/2037		4,342	4,318
Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036		2,646	2,633
5.221% due 06/25/2047		4,243	4,215
Chase Credit Card Master Trust
5.862% due 02/15/2011		9,900	9,896
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037		5,385	5,366
5.181% due 05/25/2037		7,973	7,918
5.181% due 12/25/2046		1,918	1,910
Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036		4,357	4,331
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		4,614	4,614
EMC Mortgage Loan Trust
5.501% due 05/25/2040		654	648
First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036		8,031	7,916
First USA Credit Card Master Trust
5.774% due 04/18/2011		16,500	16,504
Fremont Home Loan Trust
5.191% due 01/25/2037		4,237	4,191
5.201% due 02/25/2037		2,942	2,931
HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034		7,355	7,181
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008		2,932	2,933
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		3,235	3,206
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037		3,824	3,798
JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036		2,436	2,419
5.380% due 04/01/2037		7,627	7,560
Lehman XS Trust
5.201% due 05/25/2046		1,955	1,950
Long Beach Mortgage Loan Trust
5.411% due 10/25/2034		167	163
MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036		5,526	5,494
Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		5,905	5,886
Morgan Stanley ABS Capital I
5.171% due 10/25/2036		2,513	2,496
5.181% due 10/25/2036		2,333	2,319
Nelnet Student Loan Trust
5.182% due 09/25/2012		2,128	2,130
5.270% due 12/22/2016		8,200	8,205
Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		3,395	3,381
Park Place Securities, Inc.
5.443% due 10/25/2034		2,831	2,702
Residential Asset Mortgage Products, Inc.
4.450% due 07/25/2028		150	149
Residential Asset Securities Corp.
5.171% due 08/25/2036		2,268	2,262
5.201% due 11/25/2036		5,873	5,828
Saxon Asset Securities Trust
5.191% due 11/25/2036		2,611	2,598
SBI HELOC Trust
5.301% due 08/25/2036		3,680	3,496
Securitized Asset-Backed Receivables LLC Trust
5.261% due 05/25/2037		8,576	8,507
SLM Student Loan Trust
5.360% due 10/25/2016		9,300	9,305
Soundview Home Equity Loan Trust
5.231% due 10/25/2036		6,697	6,666
Structured Asset Securities Corp.
4.370% due 10/25/2034		182	181
5.181% due 10/25/2036		6,617	6,551
5.421% due 01/25/2033		73	71
USAA Auto Owner Trust
5.337% due 07/11/2008		4,093	4,093
Wachovia Auto Owner Trust
5.337% due 06/20/2008		3,643	3,644
Wells Fargo Home Equity Trust
5.181% due 01/25/2037		3,961	3,938
5.251% due 12/25/2035		4,402	4,374

Total Asset-Backed Securities (Cost $248,286)			246,961

SOVEREIGN ISSUES 0.7%
China Development Bank
5.000% due 10/15/2015		900	871
Korea Development Bank
5.500% due 04/03/2010		25,000	24,915
South Africa Government International Bond
5.875% due 05/30/2022		500	491

Total Sovereign Issues (Cost $26,393)			26,277

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,533
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	33,501

Total Foreign Currency-Denominated Issues (Cost $35,079)			36,034

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
7.448% due 12/31/2049		1,239	13,311

Total Preferred Stocks (Cost $13,055)			13,311

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.8%
Certificates of Deposit 3.5%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$11,100	11,104
Barclays Bank PLC
5.281% due 03/17/2008		16,500	16,505
Calyon Financial, Inc.
5.340% due 01/16/2009		9,900	9,903
Dexia S.A.
5.270% due 09/29/2008		34,500	34,511
Fortis Bank NY
5.265% due 04/28/2008		3,600	3,602
5.265% due 06/30/2008		5,100	5,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		4,800	4,798
5.308% due 05/28/2008		5,000	5,000
5.308% due 04/09/2009		14,300	14,281
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		3,400	3,397
Skandinav Enskilda BK
5.340% due 08/21/2008		14,500	14,487
Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		8,300	8,290
Societe Generale NY
5.268% due 03/28/2008		4,200	4,202
5.270% due 03/26/2008		2,700	2,700

			137,882

Commercial Paper 16.2%
Bank of America Corp.
5.250% due 10/02/2007		2,400	2,400
DnB NORBank ASA
5.080% due 01/04/2008		105,300	103,838
Freddie Mac
4.000% due 10/01/2007		203,600	203,600
Rabobank USA Financial Corp.
5.000% due 10/01/2007		105,700	105,700
UBS Finance Delaware LLC
5.260% due 11/07/2007		98,700	98,166
Unicredito Italiano SpA
5.185% due 11/27/2007		73,600	72,996
Westpac Banking Corp.
5.165% due 11/05/2007		44,300	44,078

			630,778

Repurchase Agreements 0.3%
Credit Suisse Securities (USA) LLC
3.900% due 10/01/2007		7,400	7,400
(Dated 09/28/2007. Collateralized by U.S. Treasury Notes 5.125% due 06/30/2008 valued at $7,566. Repurchase proceeds are $7,402.)
Fixed Income Clearing Corp.
4.400% due 10/01/2007		4,957	4,957
(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $5,060. Repurchase proceeds are $4,959.)

			12,357

U.S. Treasury Bills 0.8%
3.923% due 11/29/2007 - 12/13/2007 (b)(d)(g)		30,870	30,556

Total Short-Term Instruments (Cost $811,685)			811,573

Purchased Options (i) 0.6% (Cost $11,017)			21,530
Total Investments (e) 128.8% (Cost $5,036,324)			$5,029,305
Written Options (j) (0.4%) (Premiums $11,961)			(16,982)
Other Assets and Liabilities (Net) (28.4%)			(1,107,982)

Net Assets 100%			$3,904,341

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $2,722 have been pledged as collateral for swap and swaption contracts on September 30, 2007.

(e) As of September 30, 2007, portfolio securities with an aggregate value of $63,072 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) The average amount of borrowing outstanding during the period ended September 30, 2007 was $690,540 at a weighted average interest rate of 5.430%. On September 30, 2007, securities valued at $712,428 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $23,628 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	7,066	$10,869
90-Day Eurodollar June Futures	Long	06/2008	7,836	7,600
90-Day Eurodollar June Futures	Long	06/2009	16	33
90-Day Eurodollar March Futures	Long	03/2008	4,010	2,782
90-Day Eurodollar March Futures	Long	03/2009	2,230	507
90-Day Eurodollar September Futures	Long	09/2008	3,745	7,599
90-Day Euroyen December Futures	Long	12/2007	604	124
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	115	121
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	426	699
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,865	495
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	234	312
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	975	600
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	641	860
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	624	937

				$33,539

(h) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	$1,700	$104
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	2,500	40
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	500	37
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	2,500	45
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	2,500	32
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	14,700	(139)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(43)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	3,800	(28)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	1,000	4
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	1,100	18
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	700	13
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	2,500	37
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	2,300	(5)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	400	(2)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	2,000	(8)
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	1,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	2,500	1
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	500	(1)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	1,600	1
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	4,000	(16)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	17,200	(2)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	1,000	(1)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	2,500	2
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	500	33
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	2,500	(5)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	1,000	16
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	3,200	175
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	1,200	24
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	1,200	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	4,200	(10)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	2,200	(4)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	5,000	4
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	600	12
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	3,100	63
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	3,000	(12)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	5,400	(118)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	2,700	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	1,400	19
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	500	8
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	1,500	93
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	1,300	(1)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	15,500	17
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	1,900	31
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	700	12
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	600	37
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	3,000	(6)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	11,000	(20)

						$482

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	12,300	$(61)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		17,000	131
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		117,500	(91)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	16,700	(26)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		4,300	(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		11,000	(10)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		5,900	73
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		20,800	164
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		14,200	145
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		28,700	181
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	27
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		1,200	(9)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	195
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		26,700	255
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		18,700	137
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		6,300	(192)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		9,600	(27)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		2,400	(16)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,400	(65)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		9,300	(80)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		1,800	(13)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,500	(12)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	43
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	24,100	57
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		13,600	12
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		14,400	12
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	254
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	586
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	(14)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		14,400	30
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		28,500	(163)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		74,700	977
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		6,300	162
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		5,000	(164)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		800	(59)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,500	822
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(741)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	197
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,700	5
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		21,200	264
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		10,000	1,595
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		1,400	(57)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	12,100	(12)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		46,500	(53)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$3,700	(12)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		23,700	477
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		10,400	(38)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,500	(6)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,700	(49)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		9,900	(66)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		1,200	25
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		15,700	(35)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,500	165
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		14,500	(46)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		8,700	(41)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		6,300	(23)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		27,900	1,839

							$6,647

(i) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$261,000	$1,258	$2,304
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	100,000	288	367
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	113,000	848	1,520
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	236,900	1,254	1,870
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	349,600	1,237	3,086
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	109,000	439	653
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	222,600	1,104	2,264
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	271,800	1,580	2,146
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	94,900	377	838
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	380,900	1,304	3,369
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	201,000	573	2,286

							$10,262	$20,703

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$9,000	$377	$413
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	378	414

					$755	$827

(j) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	998	$421	$359
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	2,463	1,052	923
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	278	189	115
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	430	117	94

				$1,779	$1,491

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5- Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$112,900	$1,265	$1,819
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	22,000	274	252
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	49,000	842	1,373
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	102,000	1,202	1,317
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	152,000	1,258	2,450
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	47,000	433	436
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	97,000	1,164	1,593
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	56,500	751	730
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	62,000	763	870
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	41,100	371	662
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	128,100	1,298	2,390
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	67,000	561	1,599

							$10,182	$15,491

(k) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	6.500%	10/01/2037	$15,000	$15,259	$15,274
U.S. Treasury Notes	4.500%	05/15/2017	79,600	79,577	80,762
U.S. Treasury Notes	4.625%	02/15/2017	11,300	11,319	11,462

				$106,155	$107,498

(2)	Market value includes $1,691 of interest payable on short sales.

(l) Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized Appreciation/ (Depreciation	)
Buy	AUD	13,524	10/2007	$740	$0		$740
Sell		314	10/2007	0	(13)		(13)
Buy	BRL	185,420	10/2007	8,557	0		8,557
Sell		185,420	10/2007	0	(3,726)		(3,726)
Buy		257,643	03/2008	7,798	0		7,798
Buy	CAD	10,831	11/2007	160	0		160
Buy	CLP	709,183	03/2008	40	0		40
Buy	CNY	49,610	11/2007	82	0		82
Sell		49,610	11/2007	1	(39)		(38)
Buy		23,778	01/2008	2	0		2
Sell		23,778	01/2008	0	(25)		(25)
Buy	EUR	11,716	10/2007	793	0		793
Sell		23,915	10/2007	0	(1,432)		(1,432)
Sell	GBP	11,396	11/2007	0	(374)		(374)
Buy	IDR	24,255,000	05/2008	0	(138)		(138)
Buy	INR	187,331	10/2007	146	0		146
Sell		187,331	10/2007	0	(189)		(189)
Buy		1,010	11/2007	1	0		1
Buy		310,998	05/2008	378	0		378
Buy	JPY	3,914,978	10/2007	406	0		406
Sell		4,144,865	10/2007	98	0		98
Buy	KRW	5,388,939	01/2008	0	(7)		(7)
Buy		3,189,331	05/2008	74	0		74
Buy		8,054,816	08/2008	144	0		144
Buy	MXN	179,788	03/2008	79	(96)		(17)
Buy		58,848	07/2008	23	0		23
Buy	MYR	33,669	05/2008	14	(89)		(75)
Buy	NZD	1,690	10/2007	108	0		108
Buy	PHP	391,443	05/2008	86	0		86
Buy	PLN	6,468	03/2008	148	0		148
Buy		39,220	07/2008	447	0		447
Buy	RUB	90,414	11/2007	191	0		191
Buy		235,816	12/2007	452	0		452
Buy		392,477	01/2008	446	0		446
Buy		303,163	07/2008	137	0		137
Sell		151,581	07/2008	0	(103)		(103)
Buy	SEK	15,753	12/2007	162	0		162
Buy	SGD	24,264	10/2007	429	0		429
Sell		23,617	10/2007	0	(330)		(330)
Buy		12,520	02/2008	101	0		101
Buy		24,196	05/2008	337	0		337
Buy	ZAR	148	03/2008	0	0		0
Buy		964	07/2008	6	0		6

				$22,586	$(6,561)		$16,025

See Accompanying Notes

Schedule of Investments

Total Return Portfolio II

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 12.7%
Banking & Finance 9.2%
American Honda Finance Corp.
5.350% due 08/05/2008	$30	$30
Bear Stearns Cos., Inc.
5.630% due 07/16/2009	40	40
Caterpillar Financial Services Corp.
5.570% due 05/18/2009	40	40
Credit Suisse First Boston
5.758% due 08/15/2010	40	40
Goldman Sachs Group, Inc.
5.300% due 12/22/2008	40	40
5.625% due 01/15/2017	20	19
HSBC Finance Corp.
5.630% due 05/10/2010	10	10
5.810% due 11/16/2009	30	30
Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	40	40
6.400% due 08/28/2017	10	10
Wells Fargo & Co.
5.764% due 03/10/2008	40	40

		339

Industrials 1.1%
Amgen, Inc.
5.585% due 11/28/2008	40	40

Utilities 2.4%
AT&T, Inc.
5.460% due 02/05/2010	30	30
Ohio Power Co.
5.540% due 04/05/2010	40	40
Verizon Communications, Inc.
5.410% due 04/03/2009	20	20

		90

Total Corporate Bonds & Notes (Cost $470)		469

U.S. GOVERNMENT AGENCIES 92.1%
Fannie Mae
5.000% due 04/25/2033	58	57
5.500% due 03/01/2037 - 10/01/2037	1,959	1,922
6.000% due 07/01/2016 - 10/01/2037	1,065	1,067
6.118% due 09/01/2034	25	25
6.260% due 12/01/2036	26	27
Freddie Mac
4.250% due 09/15/2024	23	23
6.000% due 09/01/2016	8	8
7.340% due 07/01/2027	2	2
7.425% due 01/01/2028	2	2
Ginnie Mae
5.996% due 09/20/2030	2	2
Small Business Administration
4.750% due 07/01/2025	264	256

Total U.S. Government Agencies (Cost $3,389)		3,391

U.S. TREASURY OBLIGATIONS 12.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	110	106
1.875% due 07/15/2013	34	34
2.000% due 07/15/2014	66	65
2.000% due 01/15/2016	11	10
2.375% due 04/15/2011	10	11
2.625% due 07/15/2017	10	10
3.000% due 07/15/2012	58	60
3.500% due 01/15/2011	143	150

Total U.S. Treasury Obligations (Cost $447)		446

MORTGAGE-BACKED SECURITIES 16.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	44	44
Banc of America Funding Corp.
4.112% due 05/25/2035	72	71
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	17	17
6.500% due 09/25/2033	4	4
Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	28	28
5.035% due 04/25/2033	13	13
5.070% due 11/25/2034	13	13
Bear Stearns Alt-A Trust
5.374% due 05/25/2035	51	51
Countrywide Alternative Loan Trust
5.983% due 02/25/2036	21	21
Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	16	16
4.796% due 11/25/2034	13	12
5.421% due 04/25/2035	35	34
CS First Boston Mortgage Securities Corp.
7.317% due 06/25/2032	2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 03/25/2037	28	28
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
Impac CMB Trust
6.305% due 07/25/2033	25	25
Indymac Index Mortgage Loan Trust
5.231% due 01/25/2037	57	57
JPMorgan Mortgage Trust
5.023% due 02/25/2035	21	20
MLCC Mortgage Investors, Inc.
6.973% due 01/25/2029	16	16
Morgan Stanley Capital I
5.812% due 10/15/2020	19	19
Prime Mortgage Trust
5.531% due 02/25/2034	21	21
Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	13	13
5.832% due 09/19/2032	1	1
Washington Mutual, Inc.
5.527% due 02/27/2034	17	17
5.983% due 02/25/2046	21	20
6.383% due 08/25/2042	24	24
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	20	20

Total Mortgage-Backed Securities (Cost $611)		609

ASSET-BACKED SECURITIES 4.3%
American Express Credit Account Master Trust
5.752% due 01/18/2011	40	40
Chase Credit Card Master Trust
5.862% due 07/15/2010	40	40
First USA Credit Card Master Trust
5.774% due 04/18/2011	30	30
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	7	7
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	40	40

Total Asset-Backed Securities (Cost $157)		157

	Shares
PREFERRED STOCKS 7.3%
Banking & Finance 7.3%
DG Funding Trust
7.448% due 12/31/2049	25	269

Total Preferred Stocks (Cost $265)		269

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.0%
Repurchase Agreements 3.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$113	113
(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $119. Repurchase proceeds are $113.)

U.S. Treasury Bills 1.9%
3.827% due 11/29/2007 - 12/13/2007 (a)(c)	70	69

Total Short-Term Instruments (Cost $183)		182

Purchased Options (e) 2.2% (Cost $47)		82
Total Investments 152.2% (Cost $5,569)		$5,605
Written Options (f) (2.0%) (Premiums $56)		(73)
Other Assets and Liabilities (Net) (50.2%)		(1,850)

Net Assets 100.0%		$3,682

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $69 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	5	$1
90-Day Eurodollar June Futures	Long	06/2008	6	9
90-Day Eurodollar March Futures	Long	03/2009	4	1
90-Day Eurodollar September Futures	Long	09/2008	8	12

				$23

(d) Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	$100	$6

(e) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$9	$17
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	3,300	18	26
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,000	11	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	2,600	9	23

							$47	$82

(f) Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	1	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$11	$16
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	24	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000	12	14
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	900	9	17

							$56	$73

(g) Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$500	$493	$493

See Accompanying Notes

Supplementary Notes to Schedules of Investments

September 30, 2007 (Unaudited)

1. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Portfolio

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2007, net assets of the Portfolio were approximately $256 million, of which approximately $21 million, or roughly 8.2%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )

All Asset Portfolio	$41,399	$(1,844)	$39,555
CommodityRealReturn Strategy Portfolio	14,434	(458)	13,976
Emerging Markets Bond Portfolio	6,122	(1,850)	4,272
Foreign Bond Portfolio (U.S. Dollar-Hedged)	3,148	(731)	2,417
Global Bond Portfolio (Unhedged)	8,517	(1,503)	7,014
High Yield Portfolio	7,702	(8,305)	(603)
Long-Term U.S. Government Portfolio	1,205	(819)	386
Low Duration Portfolio	4,018	(4,894)	(876)
Real Return Portfolio	10,337	(3,622)	6,715
RealEstateRealReturn Strategy Portfolio	19	(4)	15
Short-Term Portfolio	37	(124)	(87)
Small Cap StocksPLUS® TR Portfolio	2	(29)	(27)
StocksPLUS® Growth and Income Portfolio	236	(722)	(486)
StocksPLUS® Total Return Portfolio	16	(30)	(14)
Total Return Portfolio	29,945	(36,964)	(7,019)
Total Return Portfolio II	60	(24)	36

3. Non-U.S. Currency Symbols utilized throughout reports are defined as follows:

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	UYU	Uruguay Peso
INR	Indian Rupee	ZAR	South African Rand

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 29, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 29, 2007